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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06463

AIM International Mutual Funds (Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris     11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 04/30/18

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2018

Invesco Asia Pacific Growth Fund
Nasdaq:
A: ASIAX ∎ C: ASICX ∎ Y: ASIYX ∎ R6: ASISX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/17 to 4/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.45%
Class C Shares	0.11
Class Y Shares	0.58
Class R6 Shares	0.64
MSCI All Country Asia Pacific ex-Japan Index▼ (Broad Market/Style-Specific Index)	4.14
Lipper Pacific Region ex-Japan Funds Index∎ (Peer Group Index)	2.93
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI All Country Asia Pacific ex-Japan Index is an unmanaged index considered representative of Asia Pacific region stock markets, excluding Japan. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Pacific Region ex-Japan Funds Index is an unmanaged index considered representative of Pacific region ex-Japan funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Asia Pacific Growth Fund

Average Annual Total Returns
As of 4/30/18, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	8.97%
10 Years	6.72
5 Years	4.18
1 Year	5.75

Class C Shares
Inception (11/3/97)	8.46%
10 Years	6.51
5 Years	4.58
1 Year	10.06

Class Y Shares
10 Years	7.57%
5 Years	5.62
1 Year	12.17

Class R6 Shares
10 Years	7.36%
5 Years	5.45
1 Year	12.36

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class R6 shares was 1.47%, 2.22%, 1.22% and 1.05%,

Average Annual Total Returns
As of 3/31/18, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (11/3/97)	9.08%
10 Years	7.08
5 Years	4.85
1 Year	8.86

Class C Shares
Inception (11/3/97)	8.58%
10 Years	6.88
5 Years	5.25
1 Year	13.34

Class Y Shares
10 Years	7.94%
5 Years	6.31
1 Year	15.46

Class R6 Shares
10 Years	7.73%
5 Years	6.14
1 Year	15.65

respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y and Class R6 shares was 1.49%, 2.24%, 1.24 and 1.07%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco Asia Pacific Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Asia Pacific Growth Fund

Schedule of Investments

April 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–85.80%
Australia–10.13%
Amcor Ltd.	2,461,135	$25,393,138
Brambles Ltd.	2,613,667	19,366,992
Computershare Ltd.	704,255	8,958,381
CSL Ltd.	129,597	16,544,933
Link Administration Holdings Ltd.	1,387,200	8,637,080
Tassal Group Ltd.	4,950,574	14,406,403
		93,306,927

China–14.64%
Baidu, Inc.–ADR(a)	37,110	9,310,899
China Biologic Products Holdings, Inc.(a)	59,210	5,143,573
China Mobile Ltd.	1,412,000	13,428,111
Henan Shuanghui Investment & Development Co., Ltd.–Class A	3,296,384	13,048,889
Industrial & Commercial Bank of China Ltd.–Class H	22,205,000	19,531,152
Inner Mongolia Yili Industrial Group Co., Ltd.–Class A	4,164,448	17,320,906
Kweichow Moutai Co., Ltd.–Class A	98,730	10,361,111
Lee & Man Paper Manufacturing Ltd.	9,241,000	10,211,647
Minth Group Ltd.	1,286,000	6,110,902
NetEase, Inc.–ADR	30,854	7,931,638
Sunny Optical Technology Group Co., Ltd.	353,300	5,769,752
Want Want China Holdings Ltd.	6,990,000	6,176,881
Wuliangye Yibin Co., Ltd.–Class A	974,930	10,505,558
		134,851,019

Hong Kong–17.76%
CK Asset Holdings Ltd.	4,200,160	36,208,495
CK Hutchison Holdings Ltd.	2,427,160	28,666,422
Galaxy Entertainment Group Ltd.	2,451,000	21,445,992
Hongkong Land Holdings Ltd.	3,607,400	26,153,650
Swire Properties Ltd.	7,718,200	27,390,444
WH Group Ltd.–REGS(b)	22,857,000	23,694,798
		163,559,801

Indonesia–8.54%
PT Bank Central Asia Tbk	19,565,200	30,936,323
PT Bank Mandiri Persero Tbk	39,836,700	20,264,493
PT Pakuwon Jati Tbk	239,760,600	10,142,795
PT Telekomunikasi Indonesia Persero Tbk	63,434,000	17,332,728
		78,676,339

Malaysia–5.96%
Bursa Malaysia Bhd.	11,772,450	21,400,636
Public Bank Bhd.	5,571,300	33,501,351
		54,901,987

New Zealand–1.25%
Trade Me Group Ltd.	3,514,571	11,493,652

	Shares	Value
Philippines–3.18%
Metro Pacific Investments Corp.	110,004,300	$10,817,278
SM Investments Corp.	537,066	9,677,315
SM Prime Holdings Inc.	13,365,700	8,816,904
		29,311,497

Singapore–6.74%
Keppel REIT	31,406,400	29,371,699
United Overseas Bank Ltd.	1,447,000	32,686,015
		62,057,714

South Korea–5.98%
NAVER Corp.	36,065	24,058,542
Samsung Electronics Co., Ltd.	12,499	31,011,984
		55,070,526

Taiwan–2.81%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,409,464	25,829,195

Thailand–4.11%
Kasikornbank PCL	4,158,200	26,394,450
Major Cineplex Group PCL	5,290,800	4,892,445
Thai Stanley Electric PCL	911,800	6,584,853
		37,871,748

United States–3.42%
Broadcom Inc.	137,353	31,511,525

Vietnam–1.28%
Vietnam Dairy Products JSC	1,452,910	11,809,681
Total Common Stocks & Other Equity Interests (Cost $538,098,837)		790,251,611

Money Market Funds–14.14%
Invesco Government & Agency Portfolio–Institutional Class, 1.61%(c)	45,582,304	45,582,304
Invesco Liquid Assets Portfolio–Institutional Class, 1.85%(c)	32,552,320	32,555,575
Invesco Treasury Portfolio–Institutional Class, 1.62%(c)	52,094,061	52,094,061
Total Money Market Funds (Cost $130,233,387)		130,231,940
TOTAL INVESTMENTS IN SECURITIES–99.94% (Cost $668,332,224)		920,483,551
OTHER ASSETS LESS LIABILITIES–0.06%		547,503
NET ASSETS–100.00%		$921,031,054

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Asia Pacific Growth Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
REGS	– Regulation S
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2018 represented 2.57% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2018

Financials	21.2%
Information Technology	16.6
Real Estate	15.0
Consumer Staples	11.6
Industrials	6.3
Consumer Discretionary	5.5
Materials	3.9
Telecommunication Services	3.3
Health Care	2.4
Money Market Funds Plus Other Assets Less Liabilities	14.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Asia Pacific Growth Fund

Statement of Assets and Liabilities

April 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $538,098,837)	$790,251,611
Investments in affiliated money market funds, at value (Cost $130,233,387)	130,231,940
Foreign currencies, at value (Cost $2,011,238)	2,004,965
Receivable for:
Fund shares sold	913,964
Dividends	2,523,270
Investment for trustee deferred compensation and retirement plans	138,416
Other assets	45,250
Total assets	926,109,416

Liabilities:
Payable for:
Investments purchased	292,301
Fund shares reacquired	998,244
Accrued foreign taxes	3,021,688
Accrued fees to affiliates	489,126
Accrued trustees’ and officers’ fees and benefits	2,333
Accrued other operating expenses	122,337
Trustee deferred compensation and retirement plans	152,333
Total liabilities	5,078,362
Net assets applicable to shares outstanding	$921,031,054

Net assets consist of:
Shares of beneficial interest	$654,171,899
Undistributed net investment income	1,849,891
Undistributed net realized gain	12,864,856
Net unrealized appreciation	252,144,408
$921,031,054

Net Assets:
Class A	$488,793,463
Class C	$66,565,209
Class Y	$232,868,582
Class R6	$132,803,800

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	14,229,450
Class C	2,106,539
Class Y	6,764,719
Class R6	3,858,565
Class A:
Net asset value per share	$34.35
Maximum offering price per share
(Net asset value of $34.35 ÷ 94.50%)	$36.35
Class C:
Net asset value and offering price per share	$31.60
Class Y:
Net asset value and offering price per share	$34.42
Class R6:
Net asset value and offering price per share	$34.42

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Asia Pacific Growth Fund

Statement of Operations

For the six months ended April 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $477,405)	$8,139,824
Dividends from affiliated money market funds	838,459
Total investment income	8,978,283

Expenses:
Advisory fees	4,344,160
Administrative services fees	119,113
Custodian fees	302,362
Distribution fees:
Class A	628,193
Class B	4,736
Class C	350,717
Transfer agent fees — A, B, C and Y	741,353
Transfer agent fees — R6	13
Trustees’ and officers’ fees and benefits	17,196
Registration and filing fees	56,454
Reports to shareholders	44,740
Professional services fees	36,284
Other	9,887
Total expenses	6,655,208
Less: Fees waived and expense offset arrangement(s)	(83,319)
Net expenses	6,571,889
Net investment income	2,406,394

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $602,127)	13,500,997
Foreign currencies	(217,366)
13,283,631
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $1,043,893)	(10,118,401)
Foreign currencies	(4,652)
(10,123,053)
Net realized and unrealized gain	3,160,578
Net increase in net assets resulting from operations	$5,566,972

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Asia Pacific Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	April 30, 2018	October 31, 2017
Operations:
Net investment income	$2,406,394	$7,683,510
Net realized gain	13,283,631	66,200,927
Change in net unrealized appreciation (depreciation)	(10,123,053)	81,414,274
Net increase in net assets resulting from operations	5,566,972	155,298,711

Distributions to shareholders from net investment income:
Class A	(3,762,839)	(4,223,235)
Class B	(1,251)	(7,954)
Class C	(45,476)	(154,958)
Class Y	(2,643,108)	(3,847,242)
Class R6	(1,450,408)	—
Total distributions from net investment income	(7,903,082)	(8,233,389)

Distributions to shareholders from net realized gains:
Class A	(33,954,610)	(4,650,173)
Class B	(142,573)	(40,447)
Class C	(5,185,452)	(787,988)
Class Y	(18,248,959)	(3,346,872)
Class R6	(8,352,360)	—
Total distributions from net realized gains	(65,883,954)	(8,825,480)

Share transactions–net:
Class A	28,839,198	(44,469,342)
Class B	(2,153,316)	(2,219,686)
Class C	1,518,779	(13,491,126)
Class Y	(17,230,673)	(114,364,163)
Class R6	19,831,659	120,982,677
Net increase (decrease) in net assets resulting from share transactions	30,805,647	(53,561,640)
Net increase (decrease) in net assets	(37,414,417)	84,678,202

Net assets:
Beginning of period	958,445,471	873,767,269
End of period (includes undistributed net investment income of $1,849,891 and $7,346,579, respectively)	$921,031,054	$958,445,471

Notes to Financial Statements

April 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Asia Pacific Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the

9                         Invesco Asia Pacific Growth Fund

Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the

10                         Invesco Asia Pacific Growth Fund

Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying

11                         Invesco Asia Pacific Growth Fund

securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2018, the effective advisory fees incurred by the Fund was 0.90%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.25%, 3.00%, 2.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 3.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2018, the Adviser waived advisory fees of $75,321.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2018, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption

12                         Invesco Asia Pacific Growth Fund

proceeds prior to remittance to the shareholder. During the six months ended April 30, 2018, IDI advised the Fund that IDI retained $74,556 in front-end sales commissions from the sale of Class A shares and $1,350 and $748 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended April 30, 2018, there were transfers from Level 1 to Level 2 of $349,599,025, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$93,306,927	$—	$93,306,927
China	22,386,110	112,464,909	—	134,851,019
Hong Kong	26,153,650	137,406,151	—	163,559,801
Indonesia	—	78,676,339	—	78,676,339
Malaysia	—	54,901,987	—	54,901,987
New Zealand	—	11,493,652	—	11,493,652
Philippines	—	29,311,497	—	29,311,497
Singapore	29,371,699	32,686,015	—	62,057,714
South Korea	—	55,070,526	—	55,070,526
Taiwan	—	25,829,195	—	25,829,195
Thailand	6,584,853	31,286,895	—	37,871,748
United States	31,511,525	—	—	31,511,525
Vietnam	11,809,681	—	—	11,809,681
Money Market Funds	130,231,940	—	—	130,231,940
Total Investments	$258,049,458	$662,434,093	$—	$920,483,551

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,998.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco Asia Pacific Growth Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2017.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2018 was $67,926,056 and $92,076,317, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$259,070,872
Aggregate unrealized (depreciation) of investments	(7,599,270)
Net unrealized appreciation of investments	$251,471,602

Cost of investments for tax purposes is $669,011,949.

14                         Invesco Asia Pacific Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2018(a)		Year ended October 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	1,016,151	$36,619,647	2,120,443	$70,689,799
Class B(b)	117	3,943	2,848	87,064
Class C	147,524	4,911,474	245,617	7,593,071
Class Y	678,546	24,466,963	3,163,716	104,270,259
Class R6(c)	550,527	20,114,449	3,345,953	122,115,034

Issued as reinvestment of dividends:
Class A	1,028,044	35,724,528	277,176	8,365,176
Class B(b)	4,055	130,898	1,610	45,411
Class C	152,506	4,887,809	31,334	877,967
Class Y	505,709	17,593,625	145,497	4,395,478
Class R6	105,698	3,674,057	—	—

Conversion of Class B shares to Class A shares:(d)
Class A	53,160	1,949,366	51,938	1,721,400
Class B	(56,811)	(1,949,366)	(55,780)	(1,721,400)

Reacquired:
Class A	(1,269,741)	(45,454,343)	(3,834,384)	(125,245,717)
Class B(b)	(9,976)	(338,791)	(20,869)	(630,761)
Class C	(251,829)	(8,280,504)	(716,895)	(21,962,164)
Class Y	(1,648,421)	(59,291,261)	(6,484,375)	(223,029,900)
Class R6	(112,876)	(3,956,847)	(30,737)	(1,132,357)
Net increase (decrease) in share activity	892,383	$30,805,647	(1,756,908)	$(53,561,640)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(c)	Commencement date of April 4, 2017.
(d)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

15                         Invesco Asia Pacific Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/18	$36.95	$0.08		$0.12	$0.20	$(0.28)	$(2.52)	$(2.80)	$34.35	0.45%	$488,793	1.43	%(d)	1.45	%(d)	0.44	%(d)	8%
Year ended 10/31/17	31.60	0.28		5.69	5.97	(0.30)	(0.32)	(0.62)	36.95	19.32	495,214	1.45		1.47		0.85		18
Year ended 10/31/16	29.35	0.31		2.83	3.14	(0.89)	—	(0.89)	31.60	11.15	467,191	1.45		1.47		1.06		9
Year ended 10/31/15	33.43	0.83	(e)	(3.54)	(2.71)	(0.41)	(0.96)	(1.37)	29.35	(8.32)	468,366	1.44		1.45		2.63	(e)	23
Year ended 10/31/14	33.45	0.48		1.47	1.95	(0.27)	(1.70)	(1.97)	33.43	6.54	551,539	1.47		1.48		1.52		15
Year ended 10/31/13	30.65	0.30		3.35	3.65	(0.20)	(0.65)	(0.85)	33.45	12.16	555,505	1.47		1.49		0.95		18
Class B
Six months ended 04/30/18(f)	34.30	(0.00)		2.60	2.60	(0.02)	(2.52)	(2.54)	34.36	8.06	—	2.18	(d)	2.20	(d)	(0.31	)(d)	8
Year ended 10/31/17	29.35	0.03		5.31	5.34	(0.07)	(0.32)	(0.39)	34.30	18.47	2,148	2.20		2.22		0.10		18
Year ended 10/31/16	27.27	0.08		2.64	2.72	(0.64)	—	(0.64)	29.35	10.31	3,957	2.20		2.22		0.31		9
Year ended 10/31/15	31.15	0.56	(e)	(3.30)	(2.74)	(0.18)	(0.96)	(1.14)	27.27	(9.03)	6,757	2.19		2.20		1.88	(e)	23
Year ended 10/31/14	31.29	0.23		1.37	1.60	(0.04)	(1.70)	(1.74)	31.15	5.74	14,714	2.22		2.23		0.77		15
Year ended 10/31/13	28.74	0.06		3.14	3.20	—	(0.65)	(0.65)	31.29	11.32	22,421	2.22		2.24		0.20		18
Class C
Six months ended 04/30/18	34.08	(0.05)		0.11	0.06	(0.02)	(2.52)	(2.54)	31.60	0.08	66,565	2.18	(d)	2.20	(d)	(0.31	)(d)	8
Year ended 10/31/17	29.17	0.03		5.27	5.30	(0.07)	(0.32)	(0.39)	34.08	18.44	70,146	2.20		2.22		0.10		18
Year ended 10/31/16	27.10	0.08		2.63	2.71	(0.64)	—	(0.64)	29.17	10.34	72,872	2.20		2.22		0.31		9
Year ended 10/31/15	30.96	0.55	(e)	(3.27)	(2.72)	(0.18)	(0.96)	(1.14)	27.10	(9.02)	79,991	2.19		2.20		1.88	(e)	23
Year ended 10/31/14	31.11	0.23		1.36	1.59	(0.04)	(1.70)	(1.74)	30.96	5.73	95,277	2.22		2.23		0.77		15
Year ended 10/31/13	28.58	0.06		3.12	3.18	—	(0.65)	(0.65)	31.11	11.31	96,520	2.22		2.24		0.20		18
Class Y
Six months ended 04/30/18	37.07	0.12		0.11	0.23	(0.36)	(2.52)	(2.88)	34.42	0.55	232,869	1.18	(d)	1.20	(d)	0.69	(d)	8
Year ended 10/31/17	31.69	0.36		5.71	6.07	(0.37)	(0.32)	(0.69)	37.07	19.66	267,942	1.20		1.22		1.10		18
Year ended 10/31/16	29.45	0.39		2.82	3.21	(0.97)	—	(0.97)	31.69	11.42	329,748	1.20		1.22		1.31		9
Year ended 10/31/15	33.55	0.91	(e)	(3.55)	(2.64)	(0.50)	(0.96)	(1.46)	29.45	(8.12)	268,833	1.19		1.20		2.88	(e)	23
Year ended 10/31/14	33.57	0.57		1.47	2.04	(0.36)	(1.70)	(2.06)	33.55	6.80	258,457	1.22		1.23		1.77		15
Year ended 10/31/13	30.75	0.39		3.35	3.74	(0.27)	(0.65)	(0.92)	33.57	12.43	121,030	1.22		1.24		1.20		18
Class R6
Six months ended 04/30/18	37.10	0.15		0.13	0.28	(0.44)	(2.52)	(2.96)	34.42	0.67	132,804	1.01	(d)	1.03	(d)	0.86	d)	8
Year ended 10/31/17(g)	32.81	0.27		4.02	4.29	—	—	—	37.10	13.08	122,996	1.01	(h)	1.03	((h)	1.29	(h)	18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $506,716, $1,989, $70,725, $259,314 and $130,970 for Class A, Class B, Class C, Class Y and Class R6 shares, respectively.
(e)	Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the fiscal year ended October 31, 2015. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 1.18%, $0.11 and 0.43%, $0.10 and 0.43% and $0.46 and 1.43% for Class A, Class B, Class C and Class Y shares, respectively
(f)	Reflects activity for the period November 1, 2017 through January 26, 2018 (date of conversion)
(g)	Commencement date of April 4, 2017.
(h)	Annualized.

16                         Invesco Asia Pacific Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,004.50	$7.11	$1,017.70	$7.15	1.43%
C	1,000.00	1,001.10	10.82	1,013.98	10.89	2.18
Y	1,000.00	1,005.80	5.87	1,018.94	5.91	1.18
R6	1,000.00	1,006.40	5.02	1,019.79	5.06	1.01

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2017 through April 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Asia Pacific Growth Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611                          Invesco Distributors, Inc.                                                                                              APG-SAR-1            06142018       0951

Semiannual Report to Shareholders	April 30, 2018

Invesco European Growth Fund
Nasdaq:
A: AEDAX ∎ C: AEDCX ∎ R: AEDRX ∎ Y: AEDYX ∎ Investor: EGINX ∎ R6: AEGSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/17 to 4/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–1.04%
Class C Shares	–1.38
Class R Shares	–1.16
Class Y Shares	–0.89
Investor Class Shares	–1.02
Class R6 Shares	–0.82
MSCI Europe Index▼ (Broad Market Index)	2.47
MSCI Europe Growth Index▼ (Style-Specific Index)	1.18
Lipper European Funds Index∎ (Peer Group Index)	0.69

Source: ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI Europe Index is an unmanaged index considered representative of stocks of developed European countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI Europe Growth Index is an unmanaged index considered representative of European growth stocks. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco European Growth Fund

Average Annual Total Returns
As of 4/30/18, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	9.87%
10 Years	3.22
5 Years	4.82
1 Year	1.97

Class C Shares
Inception (11/3/97)	9.39%
10 Years	3.04
5 Years	5.23
1 Year	6.16

Class R Shares
Inception (6/3/02)	8.80%
10 Years	3.55
5 Years	5.75
1 Year	7.69

Class Y Shares
10 Years	4.06%
5 Years	6.29
1 Year	8.23

Investor Class Shares
Inception (9/30/03)	9.75%
10 Years	3.85
5 Years	6.05
1 Year	7.99

Class R6 Shares
10 Years	3.86%
5 Years	6.11
1 Year	8.38

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal

Average Annual Total Returns
As of 3/31/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	9.98%
10 Years	3.59
5 Years	5.57
1 Year	9.19

Class C Shares
Inception (11/3/97)	9.49%
10 Years	3.41
5 Years	5.98
1 Year	13.70

Class R Shares
Inception (6/3/02)	8.92%
10 Years	3.92
5 Years	6.50
1 Year	15.26

Class Y Shares
10 Years	4.43%
5 Years	7.04
1 Year	15.83

Investor Class Shares
Inception (9/30/03)	9.90%
10 Years	4.22
5 Years	6.82
1 Year	15.64

Class R6 Shares
10 Years	4.22%
5 Years	6.86
1 Year	16.00

value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares respectively was 1.40%, 2.15%, 1.65%, 1.15%, 1.34% and 1.00%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares was 1.41%, 2.16%, 1.66%, 1.16%, 1.35% and 1.01%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares, Class Y shares, Investor Class shares and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco European Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco European Growth Fund

Schedule of Investments

April 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–83.50%
Denmark–1.78%
Carlsberg A/S–Class B	286,321	$32,011,548

France–12.37%
Bollore S.A.	6,782,063	33,637,447
Criteo S.A.–ADR(a)	442,908	11,413,739
Essilor International S.A.	132,986	18,099,922
Metropole Television S.A.	730,831	17,950,733
Pernod Ricard S.A.	169,525	28,120,203
Schneider Electric S.E.	485,285	43,839,357
Société BIC S.A.	152,407	15,544,030
Vicat S.A.	236,328	17,390,018
Vinci S.A.	226,650	22,633,651
Vivendi S.A.	543,267	14,330,582
		222,959,682

Germany–12.98%
Allianz S.E.	143,655	33,986,786
Deutsche Boerse AG	480,568	64,664,410
Deutsche Post AG	435,857	18,981,274
GEA Group AG	361,981	14,145,731
MorphoSys AG(a)	338,839	35,123,622
MTU Aero Engines AG	142,403	24,505,751
SAP S.E.	381,892	42,568,597
		233,976,171

Ireland–1.96%
Origin Enterprises PLC	3,142,459	20,266,089
Paddy Power Betfair PLC	152,712	15,042,490
		35,308,579

Israel–1.47%
Israel Discount Bank Ltd.–Class A(a)	9,595,790	26,554,464

Italy–3.26%
Danieli & C. Officine Meccaniche S.p.A.–Savings Shares	1,138,513	21,776,636
Intesa Sanpaolo S.p.A.	5,061,788	19,245,453
Mediobanca Banca di Credito Finanziario S.p.A.	1,462,981	17,749,869
		58,771,958

Netherlands–3.48%
Aalberts Industries N.V.	223,332	10,963,447
ING Groep N.V.	941,597	15,798,367
Wolters Kluwer N.V.	665,415	35,904,447
		62,666,261

Russia–4.84%
Sberbank of Russia PJSC–Preference Shares	28,016,020	87,300,772

	Shares	Value
Spain–1.28%
Construcciones y Auxiliar de Ferrocarriles, S.A.	479,029	$22,971,372

Sweden–2.07%
Investor AB–Class B	860,094	37,327,982

Switzerland–7.64%
Cie Financiere Richemont S.A.	220,963	20,984,248
Julius Baer Group Ltd.	470,719	27,944,963
Kuehne + Nagel International AG	74,881	11,655,979
Novartis AG	205,159	15,780,044
OC Oerlikon Corp. AG	1,506,495	24,311,779
Tecan Group AG	110,294	24,229,335
UBS Group AG	756,259	12,706,241
		137,612,589

Turkey–2.64%
Haci Omer Sabanci Holding A.S.	14,510,608	34,236,324
Tupras-Turkiye Petrol Rafinerileri A.S.	525,370	13,419,019
		47,655,343

United Kingdom–27.73%
British American Tobacco PLC	709,648	38,993,938
Compass Group PLC	1,226,252	26,333,713
Conviviality PLC(b)	3,505,000	0
DCC PLC	681,736	65,571,977
Hays PLC	11,177,625	27,510,447
HomeServe PLC	1,851,814	18,826,763
IG Group Holdings PLC	2,357,021	26,858,252
Informa PLC	2,403,407	24,416,101
John Wood Group PLC	3,532,741	27,512,432
Jupiter Fund Management PLC	2,738,160	17,103,824
Lloyds Banking Group PLC	26,663,777	23,696,872
Micro Focus International PLC	751,427	13,013,044
Reckitt Benckiser Group PLC	288,555	22,649,759
RELX PLC	1,330,029	28,408,937
Savills PLC	1,798,086	24,233,534
Smith & Nephew PLC	1,025,674	19,673,173
Standard Life Aberdeen PLC	5,020,434	25,123,936
TP ICAP PLC	2,236,988	14,480,390
Ultra Electronics Holdings PLC	1,258,519	24,393,280
Unilever N.V.	540,439	30,833,043
		499,633,415
Total Common Stocks & Other Equity Interests (Cost $1,126,467,728)		1,504,750,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco European Growth Fund

	Shares	Value
Money Market Funds–15.88%
Invesco Government & Agency Portfolio–Institutional Class, 1.61%(c)	100,141,535	$100,141,535
Invesco Liquid Assets Portfolio–Institutional Class, 1.85% (c)	71,517,210	71,524,361
Invesco Treasury Portfolio–Institutional Class, 1.62%(c)	114,447,468	114,447,468
Total Money Market Funds (Cost $286,117,124)		286,113,364
TOTAL INVESTMENTS IN SECURITIES–99.38% (Cost $1,412,584,852)		1,790,863,500
OTHER ASSETS LESS LIABILITIES–0.62%		11,254,887
NET ASSETS–100.00%		$1,802,118,387

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2018

Financials	26.9%
Industrials	25.8
Consumer Staples	9.6
Consumer Discretionary	7.2
Health Care	6.3
Information Technology	3.1
Energy	2.3
Real Estate	1.3
Materials	1.0
Money Market Funds Plus Other Assets Less Liabilities	16.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco European Growth Fund

Statement of Assets and Liabilities

April 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,126,467,728)	$1,504,750,136
Investments in affiliated money market funds, at value (Cost $286,117,124)	286,113,364
Foreign currencies, at value (Cost $1,021,173)	998,327
Receivable for:
Fund shares sold	2,110,277
Dividends	11,361,553
Investment for trustee deferred compensation and retirement plans	221,779
Other assets	68,383
Total assets	1,805,623,819

Liabilities:
Payable for:
Investments purchased	877,860
Dividends	357
Fund shares reacquired	1,550,983
Accrued fees to affiliates	645,026
Accrued trustees’ and officers’ fees and benefits	3,106
Accrued other operating expenses	179,467
Trustee deferred compensation and retirement plans	248,633
Total liabilities	3,505,432
Net assets applicable to shares outstanding	$1,802,118,387

Net assets consist of:
Shares of beneficial interest	$1,421,763,134
Undistributed net investment income	(5,129,724)
Undistributed net realized gain	7,373,272
Net unrealized appreciation	378,111,705
$1,802,118,387

Net Assets:
Class A	$501,856,659
Class C	$93,468,898
Class R	$12,885,893
Class Y	$1,021,346,641
Investor Class	$158,931,264
Class R6	$13,629,032

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	12,617,872
Class C	2,527,151
Class R	325,202
Class Y	25,630,342
Investor Class	4,006,078
Class R6	342,079
Class A:
Net asset value per share	$39.77
Maximum offering price per share
(Net asset value of $39.77 ÷ 94.50%)	$42.08
Class C:
Net asset value and offering price per share	$36.99
Class R:
Net asset value and offering price per share	$39.62
Class Y:
Net asset value and offering price per share	$39.85
Investor Class:
Net asset value and offering price per share	$39.67
Class R6:
Net asset value and offering price per share	$39.84

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco European Growth Fund

Statement of Operations

For the six months ended April 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,415,480)	$20,531,161
Dividends from affiliated money market funds	1,596,748
Total investment income	22,127,909

Expenses:
Advisory fees	7,892,517
Administrative services fees	203,999
Custodian fees	313,657
Distribution fees:
Class A	644,388
Class B	2,171
Class C	472,177
Class R	34,100
Investor Class	177,345
Transfer agent fees — A,B,C,R,Y and Investor Class	1,166,405
Transfer agent fees — R6	1,405
Trustees’ and officers’ fees and benefits	22,576
Registration and filing fees	74,358
Reports to shareholders	44,388
Professional services fees	51,041
Other	16,689
Total expenses	11,117,216
Less: Fees waived and expense offset arrangement(s)	(141,999)
Net expenses	10,975,217
Net investment income	11,152,692

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	23,539,710
Foreign currencies	(141,808)
23,397,902
Change in net unrealized appreciation (depreciation) of:
Investment securities	(58,324,793)
Foreign currencies	(209,167)
(58,533,960)
Net realized and unrealized gain (loss)	(35,136,058)
Net increase (decrease) in net assets resulting from operations	$(23,983,366)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco European Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	April 30, 2018	October 31, 2017
Operations:
Net investment income	$11,152,692	$20,580,612
Net realized gain (loss)	23,397,902	(10,660,998)
Change in net unrealized appreciation (depreciation)	(58,533,960)	328,903,418
Net increase (decrease) in net assets resulting from operations	(23,983,366)	338,823,032

Distributions to shareholders from net investment income:
Class A	(9,572,351)	(7,018,088)
Class B	(11,658)	(15,596)
Class C	(1,229,971)	(633,856)
Class R	(231,397)	(163,219)
Class Y	(19,371,326)	(12,719,682)
Investor Class	(3,183,283)	(2,327,491)
Class R6	(104,105)	—
Total distributions from net investment income	(33,704,091)	(22,877,932)

Share transactions–net:
Class A	10,317,383	(45,356,199)
Class B	(1,127,818)	(1,434,141)
Class C	5,686,540	(13,894,372)
Class R	(411,539)	(2,004,002)
Class Y	143,701,999	52,613,272
Investor Class	(2,704,333)	(15,065,034)
Class R6	9,789,302	4,582,423
Net increase (decrease) in net assets resulting from share transactions	165,251,534	(20,558,053)
Net increase in net assets	107,564,077	295,387,047

Net assets:
Beginning of period	1,694,554,310	1,399,167,263
End of period (includes undistributed net investment income of $(5,129,724) and $17,421,675, respectively)	$1,802,118,387	$1,694,554,310

Notes to Financial Statements

For the six months ended April 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco European Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each or class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

9                         Invesco European Growth Fund

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net

10                         Invesco European Growth Fund

investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)

11                         Invesco European Growth Fund

until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2018, the effective advisory fees incurred by the Fund was 0.88%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.25% and 2.00%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 3.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2018, the Adviser waived advisory fees of $130,213.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R, Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

12                         Invesco European Growth Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2018, IDI advised the Fund that IDI retained $74,788 in front-end sales commissions from the sale of Class A shares and $1,347 and $1,584 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended April 30, 2018, there were transfers from Level 1 to Level 2 of $933,612,514, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Denmark	$—	$32,011,548	$—	$32,011,548
France	26,957,769	196,001,913	—	222,959,682
Germany	—	233,976,171	—	233,976,171
Ireland	20,266,089	15,042,490	—	35,308,579
Israel	—	26,554,464	—	26,554,464
Italy	—	58,771,958	—	58,771,958
Netherlands	—	62,666,261	—	62,666,261
Russian Federation	—	87,300,772	—	87,300,772
Spain	—	22,971,372	—	22,971,372
Sweden	—	37,327,982	—	37,327,982
Switzerland	—	137,612,589	—	137,612,589
Turkey	—	47,655,343	—	47,655,343
United Kingdom	73,376,752	426,256,663	0	499,633,415
Money Market Funds	286,113,364	—	—	286,113,364
Total Investments	$406,713,974	$1,384,149,526	$0	$1,790,863,500

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,786.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco European Growth Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$(7,445,113)	$(8,105,652)	$(15,550,765)

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2018 was $176,227,888 and $108,661,881, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$412,027,418
Aggregate unrealized (depreciation) of investments	(50,244,150)
Net unrealized appreciation of investments	$361,783,268

Cost of investments for tax purposes is $1,429,080,232.

14                         Invesco European Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2018(a)		Year ended October 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	1,234,279	$51,089,635	2,713,897	$101,619,281
Class B(b)	276	10,457	1,574	54,523
Class C	352,523	13,603,860	476,415	16,768,080
Class R	35,010	1,446,870	85,298	3,102,429
Class Y	5,645,303	235,585,436	8,668,728	320,474,352
Investor Class	58,782	2,431,172	153,641	5,717,194
Class R6	253,830	10,886,837	115,124	4,589,534

Issued as reinvestment of dividends:
Class A	213,150	8,645,356	191,938	6,351,221
Class B(b)	306	11,562	488	15,059
Class C	29,224	1,104,957	18,610	575,236
Class R	5,661	228,873	4,931	162,730
Class Y	221,896	9,006,741	186,120	6,160,559
Investor Class	73,652	2,978,495	65,965	2,176,184
Class R6	2,560	103,846	—	—

Conversion of Class B shares to Class A shares:(c)
Class A	21,125	921,703	33,912	1,242,474
Class B	(22,849)	(921,703)	(36,480)	(1,242,474)

Reacquired:
Class A	(1,225,390)	(50,339,311)	(4,345,192)	(154,569,175)
Class B(b)	(5,961)	(228,134)	(7,851)	(261,249)
Class C	(235,254)	(9,022,277)	(944,344)	(31,237,688)
Class R	(50,501)	(2,087,282)	(149,338)	(5,269,161)
Class Y	(2,435,368)	(100,890,178)	(7,786,752)	(274,021,639)
Investor Class	(197,242)	(8,114,000)	(655,280)	(22,958,412)
Class R6	(29,262)	(1,201,381)	(173)	(7,111)
Net increase (decrease) in share activity	3,945,750	$165,251,534	(1,208,769)	$(20,558,053)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

15                         Invesco European Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/18	$40.95	$0.24	$(0.65)	$(0.41)	$(0.77)	$—	$(0.77)	$39.77	(1.04)%		$501,857	1.34	%(d)	1.35	%(d)	1.15	%(d)	7%
Year ended 10/31/17	32.88	0.48	8.12	8.60	(0.53)	—	(0.53)	40.95	26.53		506,795	1.38		1.39		1.32		22
Year ended 10/31/16	36.65	0.50	(2.61)	(2.11)	(0.51)	(1.15)	(1.66)	32.88	(5.94)		453,114	1.34		1.36		1.47		16
Year ended 10/31/15	37.50	0.52	0.88	1.40	(0.69)	(1.56)	(2.25)	36.65	4.18		575,258	1.37		1.38		1.41		14
Year ended 10/31/14	39.17	0.54	(1.02)	(0.48)	(0.45)	(0.74)	(1.19)	37.50	(1.22)		533,550	1.34		1.36		1.38		18
Year ended 10/31/13	32.84	0.48	7.06	7.54	(0.60)	(0.61)	(1.21)	39.17	23.72		494,360	1.39		1.41		1.35		15
Class B
Six months ended 04/30/18(e)	37.96	0.04	3.11	3.15	(0.51)	—	(0.51)	40.60	8.39		—	2.08	(d)	2.09	(d)	0.40	(d)	7
Year ended 10/31/17	30.46	0.19	7.55	7.74	(0.24)	—	(0.24)	37.96	25.58		1,072	2.13		2.14		0.57		22
Year ended 10/31/16	34.08	0.22	(2.42)	(2.20)	(0.27)	(1.15)	(1.42)	30.46	(6.63)		2,147	2.09		2.11		0.72		16
Year ended 10/31/15	35.01	0.22	0.83	1.05	(0.42)	(1.56)	(1.98)	34.08	3.40		4,829	2.12		2.13		0.66		14
Year ended 10/31/14	36.71	0.23	(0.94)	(0.71)	(0.25)	(0.74)	(0.99)	35.01	(1.96)		8,586	2.09		2.11		0.63		18
Year ended 10/31/13	30.87	0.20	6.64	6.84	(0.39)	(0.61)	(1.00)	36.71	22.82		12,343	2.14		2.16		0.60		15
Class C
Six months ended 04/30/18	38.01	0.08	(0.59)	(0.51)	(0.51)	—	(0.51)	36.99	(1.38)		93,469	2.09	(d)	2.10	(d)	0.40	(d)	7
Year ended 10/31/17	30.50	0.19	7.56	7.75	(0.24)	—	(0.24)	38.01	25.58		90,488	2.13		2.14		0.57		22
Year ended 10/31/16	34.12	0.22	(2.42)	(2.20)	(0.27)	(1.15)	(1.42)	30.50	(6.63)		86,303	2.09		2.11		0.72		16
Year ended 10/31/15	35.04	0.22	0.84	1.06	(0.42)	(1.56)	(1.98)	34.12	3.42		115,058	2.12		2.13		0.66		14
Year ended 10/31/14	36.74	0.23	(0.94)	(0.71)	(0.25)	(0.74)	(0.99)	35.04	(1.96)		93,680	2.09		2.11		0.63		18
Year ended 10/31/13	30.90	0.20	6.64	6.84	(0.39)	(0.61)	(1.00)	36.74	22.80		55,760	2.14		2.16		0.60		15
Class R
Six months ended 04/30/18	40.76	0.18	(0.64)	(0.46)	(0.68)	—	(0.68)	39.62	(1.16)		12,886	1.59	(d)	1.60	(d)	0.90	(d)	7
Year ended 10/31/17	32.71	0.39	8.09	8.48	(0.43)	—	(0.43)	40.76	26.24		13,655	1.63		1.64		1.07		22
Year ended 10/31/16	36.48	0.41	(2.60)	(2.19)	(0.43)	(1.15)	(1.58)	32.71	(6.19)		12,893	1.59		1.61		1.22		16
Year ended 10/31/15	37.33	0.42	0.89	1.31	(0.60)	(1.56)	(2.16)	36.48	3.93		15,280	1.62		1.63		1.16		14
Year ended 10/31/14	39.02	0.44	(1.01)	(0.57)	(0.38)	(0.74)	(1.12)	37.33	(1.46)		16,210	1.59		1.61		1.13		18
Year ended 10/31/13	32.73	0.39	7.04	7.43	(0.53)	(0.61)	(1.14)	39.02	23.42		16,137	1.64		1.66		1.10		15
Class Y
Six months ended 04/30/18	41.06	0.29	(0.64)	(0.35)	(0.86)	—	(0.86)	39.85	(0.89)		1,021,347	1.09	(d)	1.10	(d)	1.40	(d)	7
Year ended 10/31/17	32.98	0.58	8.13	8.71	(0.63)	—	(0.63)	41.06	26.85		911,498	1.13		1.14		1.57		22
Year ended 10/31/16	36.76	0.58	(2.62)	(2.04)	(0.59)	(1.15)	(1.74)	32.98	(5.71)		696,907	1.09		1.11		1.72		16
Year ended 10/31/15	37.62	0.61	0.88	1.49	(0.79)	(1.56)	(2.35)	36.76	4.46		695,157	1.12		1.13		1.66		14
Year ended 10/31/14	39.28	0.64	(1.03)	(0.39)	(0.53)	(0.74)	(1.27)	37.62	(0.98)		800,278	1.09		1.11		1.63		18
Year ended 10/31/13	32.92	0.57	7.07	7.64	(0.67)	(0.61)	(1.28)	39.28	24.01		624,166	1.14		1.16		1.60		15
Investor Class
Six months ended 04/30/18	40.86	0.24	(0.64)	(0.40)	(0.79)	—	(0.79)	39.67	(1.02	)(f)	158,931	1.30	(d)(f)	1.31	(d)(f)	1.18	(d)(f)	7
Year ended 10/31/17	32.80	0.50	8.10	8.60	(0.54)	—	(0.54)	40.86	26.61	(f)	166,324	1.32	(f)	1.33	(f)	1.38	(f)	22
Year ended 10/31/16	36.56	0.51	(2.61)	(2.10)	(0.51)	(1.15)	(1.66)	32.80	(5.91	)(f)	147,804	1.31	(f)	1.33	(f)	1.50	(f)	16
Year ended 10/31/15	37.42	0.52	0.88	1.40	(0.70)	(1.56)	(2.26)	36.56	4.21	(f)	178,602	1.35	(f)	1.36	(f)	1.43	(f)	14
Year ended 10/31/14	39.08	0.55	(1.02)	(0.47)	(0.45)	(0.74)	(1.19)	37.42	(1.19	)(f)	175,148	1.31	(f)	1.33	(f)	1.41	(f)	18
Year ended 10/31/13	32.78	0.48	7.04	7.52	(0.61)	(0.61)	(1.22)	39.08	23.74		197,655	1.38		1.40		1.36		15
Class R6
Six months ended 04/30/18	41.09	0.31	(0.64)	(0.33)	(0.92)	—	(0.92)	39.84	(0.85)		13,629	0.99	(d)	1.00	(d)	1.50	(d)	7
Year ended 10/31/17(g)	35.50	0.40	5.19	5.59	—	—	—	41.09	15.75		4,723	0.96	(h)	0.97	(h)	1.74	(h)	22

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $519,781, $912, $95,218, $13,753, $994,291, $166,774 and $9,552 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R6 shares, respectively.
(e)	Reflects activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.21%, 0.19%, 0.22%, 0.22% and 0.21% for six months ended April 30, 2018 and for each of the years ended October 31, 2017, 2016, 2015 and 2014, respectively.
(g)	Commencement date of April 4, 2017.
(h)	Annualized.

16                         Invesco European Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$989.60	$6.61	$1,018.15	$6.71	1.34%
C	1,000.00	986.20	10.29	1,014.43	10.44	2.09
R	1,000.00	988.40	7.84	1,016.91	7.95	1.59
Y	1,000.00	991.10	5.38	1,019.39	5.46	1.09
Investor	1,000.00	989.80	6.41	1,018.35	6.51	1.30
R6	1,000.00	991.80	4.89	1,019.89	4.96	0.99

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2017 through April 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco European Growth Fund

Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611                     Invesco Distributors, Inc.                                                                                  EGR-SAR-1             06122018         1351

Semiannual Report to Shareholders	April 30, 2018

Invesco Global Growth Fund
Nasdaq:
A: AGGAX ∎ C: AGGCX ∎ Y: AGGYX ∎ R5: GGAIX ∎ R6: AGGFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/17 to 4/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.01%
Class C Shares	-0.32
Class Y Shares	0.16
Class R5 Shares	0.20
Class R6 Shares	0.20
MSCI All Country World Index▼ (Broad Market Index)	3.56
MSCI All Country World Growth Index▼ (Style-Specific Index)	4.99
Lipper Global Multi-Cap Growth Funds Index∎ (Peer Group Index)	4.68
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country World Growth Index is an unmanaged index considered representative of large- and mid-cap growth stocks of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Multi-Cap Growth Funds Index is an unmanaged index considered representative of global multi-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Global Growth Fund

Average Annual Total Returns
As of 4/30/18, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	6.46%
10 Years	4.24
5 Years	6.52
1 Year	0.55

Class C Shares
Inception (8/4/97)	3.99%
10 Years	4.05
5 Years	6.93
1 Year	4.63

Class Y Shares
10 Years	5.09%
5 Years	8.00
1 Year	6.67

Class R5 Shares
Inception (9/28/07)	4.37%
10 Years	5.30
5 Years	8.17
1 Year	6.76

Class R6 Shares
10 Years	5.07%
5 Years	8.17
1 Year	6.76

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 3/31/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	6.54%
10 Years	4.81
5 Years	7.17
1 Year	3.34

Class C Shares
Inception (8/4/97)	4.07%
10 Years	4.63
5 Years	7.58
1 Year	7.54

Class Y Shares
10 Years	5.66%
5 Years	8.66
1 Year	9.65

Class R5 Shares
Inception (9/28/07)	4.52%
10 Years	5.88
5 Years	8.82
1 Year	9.73

Class R6 Shares
10 Years	5.64%
5 Years	8.84
1 Year	9.73

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 1.23%, 1.98%, 0.98%, 0.89% and 0.89%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 1.37%, 2.12%, 1.12%, 0.89% and 0.89%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2019. See current prospectus for more information.

3                      Invesco Global Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Global Growth Fund

Schedule of Investments

April 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–94.22%
Australia–2.14%
Amcor Ltd.	788,412	$8,134,562
CSL Ltd.	45,992	5,871,544
		14,006,106

Brazil–3.71%
B3 S.A.–Brasil, Bolsa, Balcão	1,189,131	8,570,161
Banco Bradesco S.A.–ADR	863,477	8,462,074
Kroton Educacional S.A.	1,799,978	7,228,683
		24,260,918

Canada–4.50%
CGI Group Inc.–Class A(a)	156,452	9,067,562
Peyto Exploration & Development Corp.	705,638	6,673,245
PrairieSky Royalty Ltd.	351,203	7,789,008
Suncor Energy, Inc.	153,194	5,859,488
		29,389,303

China–4.20%
Baidu, Inc.–ADR(a)	20,630	5,176,067
Henan Shuanghui Investment & Development Co., Ltd.–Class A	1,415,638	5,603,869
Kweichow Moutai Co., Ltd.–Class A	60,591	6,358,655
NetEase, Inc.–ADR	23,820	6,123,407
Wuliangye Yibin Co., Ltd.–Class A	387,184	4,172,181
		27,434,179

Denmark–1.36%
Carlsberg A/S–Class B	79,659	8,906,115

France–4.86%
Criteo S.A.–ADR(a)	162,545	4,188,785
Pernod Ricard S.A.	67,965	11,273,792
Schneider Electric S.E.	110,071	9,943,521
Vivendi S.A.	240,562	6,345,671
		31,751,769

Germany–3.75%
Deutsche Boerse AG	87,652	11,794,304
GEA Group AG	119,384	4,665,366
SAP S.E.	72,085	8,035,144
		24,494,814

Hong Kong–2.17%
CK Hutchison Holdings Ltd.	768,732	9,079,251
WH Group Ltd.–REGS(b)	4,905,500	5,085,306
		14,164,557

Indonesia–1.15%
PT Bank Mandiri Persero Tbk	14,727,600	7,491,769

Ireland–0.94%
Paddy Power Betfair PLC	62,708	6,176,885

	Shares	Value
Israel–0.86%
Check Point Software Technologies Ltd.(a)	58,261	$5,622,769

Italy–2.05%
Intesa Sanpaolo S.p.A.	1,815,102	6,901,210
Mediobanca Banca di Credito Finanziario S.p.A.	538,576	6,534,366
		13,435,576

Japan–3.08%
Asahi Group Holdings, Ltd.	90,500	4,582,949
FANUC Corp.	22,000	4,741,310
Hoya Corp.	53,700	2,870,970
Keyence Corp.	7,500	4,578,362
Yahoo! Japan Corp.	821,900	3,383,233
		20,156,824

Mexico–1.66%
Fomento Economico Mexicano, S.A.B. de C.V.–ADR	112,134	10,838,872

South Korea–1.56%
NAVER Corp.	15,266	10,183,771

Spain–1.37%
Amadeus IT Group S.A.	122,616	8,936,453

Switzerland–1.95%
Cie Financiere Richemont S.A.	75,440	7,164,329
Julius Baer Group Ltd.	94,412	5,604,915
		12,769,244

Taiwan–1.58%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,361,428	10,313,818

Thailand–0.76%
Kasikornbank PCL–NVDR	805,400	4,970,565

Turkey–0.35%
Akbank T.A.S.	1,109,763	2,301,245

United Kingdom–7.79%
British American Tobacco PLC	208,542	11,459,024
Compass Group PLC	254,418	5,463,616
Lloyds Banking Group PLC	7,249,626	6,442,953
Reckitt Benckiser Group PLC	97,265	7,634,693
RELX PLC	325,333	6,948,995
Smith & Nephew PLC	195,222	3,744,500
Standard Life Aberdeen PLC	619,865	3,102,013
Unilever N.V.	106,777	6,091,825
		50,887,619

United States–42.43%
Advance Auto Parts, Inc.	79,363	9,083,095
Alphabet Inc.–Class A(a)	10,805	11,005,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Growth Fund

	Shares	Value
United States–(continued)
Alphabet Inc.–Class C(a)	8,006	$8,144,744
Aon PLC	44,228	6,301,163
Apple Inc.	82,530	13,638,908
BB&T Corp.	153,064	8,081,779
Booking Holdings Inc.(a)	5,240	11,412,720
Broadcom Inc.	50,935	11,685,508
Cardinal Health, Inc.	119,239	7,651,567
Casey’s General Stores, Inc.	47,966	4,633,516
Celgene Corp.(a)	68,153	5,936,126
Cisco Systems, Inc.	274,590	12,161,591
Comcast Corp.–Class A	267,080	8,383,641
Dollar General Corp.	80,667	7,786,786
Eagle Materials Inc.	47,287	4,679,522
eBay Inc.(a)	150,838	5,713,743
Expedia Group, Inc.	57,530	6,624,004
First Republic Bank	54,050	5,019,624
Gilead Sciences, Inc.	64,693	4,672,775
IHS Markit Ltd.(a)	169,064	8,306,114
Ingersoll-Rand PLC	92,719	7,778,197
JPMorgan Chase & Co.	101,593	11,051,287
Kansas City Southern	83,035	8,854,022
Las Vegas Sands Corp.	160,143	11,743,286
LogMeIn, Inc.	70,612	7,781,442
Microsoft Corp.	96,158	8,992,696
Mondelez International, Inc.–Class A	195,467	7,720,947

	Shares	Value
United States–(continued)
Newell Brands, Inc.	212,998	$5,885,135
Nielsen Holdings PLC	251,393	7,906,310
Occidental Petroleum Corp.	64,513	4,984,274
PayPal Holdings, Inc.(a)	101,660	7,584,853
Philip Morris International Inc.	58,893	4,829,226
PTC Inc.(a)	101,890	8,390,641
Schlumberger Ltd.	95,108	6,520,604
Versum Materials, Inc.	182,328	6,414,299
		277,359,902
Total Common Stocks & Other Equity Interests (Cost $462,330,710)		615,853,073

Money Market Funds–5.34%
Invesco Government & Agency Portfolio–Institutional Class, 1.61%(c)	12,217,875	12,217,875
Invesco Liquid Assets Portfolio–Institutional Class, 1.85%(c)	8,725,200	8,726,072
Invesco Treasury Portfolio–Institutional Class, 1.62%(c)	13,963,285	13,963,285
Total Money Market Funds (Cost $34,906,410)		34,907,232
TOTAL INVESTMENTS IN SECURITIES–99.56% (Cost $497,237,120)		650,760,305
OTHER ASSETS LESS LIABILITIES–0.44%		2,889,520
NET ASSETS–100.00%		$653,649,825

Investment Abbreviations:

ADR	– American Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2018 represented less than 1% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2018

Information Technology	26.4%
Financials	15.7
Consumer Staples	15.2
Consumer Discretionary	14.9
Industrials	10.4
Energy	4.9
Health Care	4.7
Materials	2.0
Money Market Funds Plus Other Assets Less Liabilities	5.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Growth Fund

Statement of Assets and Liabilities

April 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $462,330,710)	$615,853,073
Investments in affiliated money market funds, at value (Cost $34,906,410)	34,907,232
Foreign currencies, at value (Cost $710,131)	701,100
Receivable for:
Investments sold	1,519,649
Fund shares sold	201,468
Dividends	1,676,663
Investment for trustee deferred compensation and retirement plans	138,423
Other assets	37,205
Total assets	655,034,813

Liabilities:
Payable for:
Investments purchased	311,383
Fund shares reacquired	442,375
Accrued foreign taxes	136,879
Accrued fees to affiliates	289,499
Accrued trustees’ and officers’ fees and benefits	2,086
Accrued other operating expenses	51,904
Trustee deferred compensation and retirement plans	150,862
Total liabilities	1,384,988
Net assets applicable to shares outstanding	$653,649,825

Net assets consist of:
Shares of beneficial interest	$485,009,743
Undistributed net investment income	1,040,044
Undistributed net realized gain	14,101,786
Net unrealized appreciation	153,498,252
$653,649,825

Net Assets:
Class A	$312,003,243
Class C	$24,231,523
Class Y	$18,140,577
Class R5	$12,006
Class R6	$299,262,476

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	9,922,868
Class C	840,906
Class Y	575,726
Class R5	384
Class R6	9,572,618
Class A:
Net asset value per share	$31.44
Maximum offering price per share
(Net asset value of $31.44 ÷ 94.50%)	$33.27
Class C:
Net asset value and offering price per share	$28.82
Class Y:
Net asset value and offering price per share	$31.51
Class R5:
Net asset value and offering price per share	$31.27
Class R6:
Net asset value and offering price per share	$31.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Growth Fund

Statement of Operations

For the six months ended April 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $378,832)	$6,415,139
Dividends from affiliated money market funds	172,043
Total investment income	6,587,182

Expenses:
Advisory fees	2,652,332
Administrative services fees	89,126
Custodian fees	108,941
Distribution fees:
Class A	404,834
Class B	2,583
Class C	125,573
Transfer agent fees — A, B, C and Y	335,703
Trustees’ and officers’ fees and benefits	15,414
Registration and filing fees	43,128
Reports to shareholders	32,565
Professional services fees	39,784
Other	10,496
Total expenses	3,860,479
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(189,906)
Net expenses	3,670,573
Net investment income	2,916,609

Realized and unrealized (loss) gain from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $80,608)	15,110,387
Foreign currencies	(213,237)
14,897,150
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $155,331)	(16,541,321)
Foreign currencies	(28,201)
(16,569,522)
Net realized and unrealized gain (loss)	(1,672,372)
Net increase in net assets resulting from operations	$1,244,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	April 30, 2018	October 31, 2017
Operations:
Net investment income	$2,916,609	$5,901,167
Net realized gain	14,897,150	9,806,108
Change in net unrealized appreciation (depreciation)	(16,569,522)	86,880,264
Net increase in net assets resulting from operations	1,244,237	102,587,539

Distributions to shareholders from net investment income:
Class A	(3,085,935)	(1,036,970)
Class B	(3,177)	—
Class C	(74,062)	—
Class Y	(250,422)	(74,380)
Class R5	(161)	(80)
Class R6	(3,988,888)	(2,360,701)
Total distributions from net investment income	(7,402,645)	(3,472,131)

Distributions to shareholders from net realized gains:
Class A	(4,742,732)	(1,430,228)
Class B	(17,129)	(10,840)
Class C	(399,360)	(116,995)
Class Y	(306,087)	(58,480)
Class R5	(182)	(50)
Class R6	(4,509,551)	(1,478,419)
Total distributions from net realized gains	(9,975,041)	(3,095,012)

Share transactions–net:
Class A	(7,827,740)	(28,860,671)
Class B	(1,193,523)	(1,364,835)
Class C	(222,841)	(2,018,347)
Class Y	(2,391,319)	6,089,645
Class R6	(1,095,240)	(57,690,835)
Net increase (decrease) in net assets resulting from share transactions	(12,730,663)	(83,845,043)
Net increase (decrease) in net assets	(28,864,112)	12,175,353

Net assets:
Beginning of period	682,513,937	670,338,584
End of period (includes undistributed net investment income of $1,040,044 and $5,526,080, respectively)	$653,649,825	$682,513,937

Notes to Financial Statements

April 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing

9                         Invesco Global Growth Fund

shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10                         Invesco Global Growth Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, which contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for

11                         Invesco Global Growth Fund

physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended April 30, 2018, the effective advisory fees incurred by the Fund were 0.78%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2019, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.22%, 1.97%, 0.97%, 0.97% and 0.97%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 1.97% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of cash not invested in such affiliated money market funds.

For the six months ended April 30, 2018, the Adviser waived advisory fees of $17,251 and reimbursed class level expenses of $145,004, $231, $11,245 and $9,121 of Class A, Class B, Class C and Class Y shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the

12                         Invesco Global Growth Fund

Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2018, IDI advised the Fund that IDI retained $19,114 in front-end sales commissions from the sale of Class A shares and $113 and $551 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2018, the Fund incurred $991 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Advisor and IDI, for portfolio transactions executed on behalf of the Fund. Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. Unobservable inputs may be used where the quoted prices or observable inputs are not available, (for example, when an investment has little to no market activity for at the end of a period), Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the six months ended April 30, 2018, there were transfers from Level 1 to Level 2 of $125,303,813 and from Level 2 to Level 1 of $8,124,543, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$14,006,106	$—	$14,006,106
Brazil	24,260,918	—	—	24,260,918
Canada	29,389,303	—	—	29,389,303
China	11,299,474	16,134,705	—	27,434,179
Denmark	—	8,906,115	—	8,906,115
France	4,188,785	27,562,984	—	31,751,769
Germany	—	24,494,814	—	24,494,814
Hong Kong	—	14,164,557	—	14,164,557
Indonesia	—	7,491,769	—	7,491,769
Ireland	—	6,176,885	—	6,176,885
Israel	5,622,769	—	—	5,622,769
Italy	—	13,435,576	—	13,435,576
Japan	12,707,492	7,449,332	—	20,156,824
Mexico	10,838,872	—	—	10,838,872
South Korea	—	10,183,771	—	10,183,771
Spain	—	8,936,453	—	8,936,453
Switzerland	—	12,769,244	—	12,769,244
Taiwan	—	10,313,818	—	10,313,818
Thailand	—	4,970,565	—	4,970,565
Turkey	—	2,301,245	—	2,301,245
United Kingdom	13,098,309	37,789,310	—	50,887,619
United States	277,359,902	—	—	277,359,902
Money Market Funds	34,907,232	—	—	34,907,232
Total Investments	$423,673,056	$227,087,249	$—	$650,760,305

13                         Invesco Global Growth Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2018, the Fund received credits from this arrangement which resulted in the reduction of the Fund’s total expenses of $7,054.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any, at period-end are shown on the Statement of Assets and Liabilities under the caption “Amount Due Custodian”. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2017.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2018 was $95,953,715 and $116,544,874, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$171,041,902
Aggregate unrealized (depreciation) of investments	(19,982,005)
Net unrealized appreciation of investments	$151,059,897

Cost of investments for tax purposes is $499,700,408.

14                         Invesco Global Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six Months Ended April 30, 2018(a)		Year Ended October 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	285,515	$9,232,503	602,390	$18,007,771
Class B(b)	468	13,844	2,990	81,895
Class C	58,099	1,729,494	126,698	3,522,007
Class Y	93,697	3,043,872	497,165	15,018,792
Class R6	124,759	4,007,712	496,272	14,316,832

Issued as reinvestment of dividends:
Class A	227,126	7,197,635	80,852	2,267,897
Class B(b)	685	19,938	412	10,640
Class C	15,141	441,048	4,265	110,208
Class Y	14,903	472,878	4,256	119,503
Class R6	269,994	8,496,723	137,795	3,838,957

Conversion of Class B shares to Class A shares:(c)
Class A	33,087	1,133,572	39,057	1,172,188
Class B(b)	(36,236)	(1,133,572)	(42,537)	(1,172,188)

Reacquired:
Class A	(785,672)	(25,391,450)	(1,682,656)	(50,308,527)
Class B(b)	(3,072)	(93,733)	(10,553)	(285,182)
Class C	(80,413)	(2,393,383)	(205,937)	(5,650,562)
Class Y	(182,235)	(5,908,069)	(299,269)	(9,048,650)
Class R6	(424,257)	(13,599,675)	(2,511,078)	(75,846,624)
Net increase (decrease) in share activity	(388,411)	$(12,730,663)	(2,759,878)	$(83,845,043)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to all or any portions of shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

15                         Invesco Global Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/18	$32.21	$0.12	$(0.11)	$0.01	$(0.31)	$(0.47)	$(0.78)	$31.44	0.01%	$312,003	1.22	%(d)	1.31	%(d)	0.72	%(d)	15%
Year ended 10/31/17	28.00	0.21	4.22	4.43	(0.09)	(0.13)	(0.22)	32.21	15.96	327,317	1.23		1.36		0.72		22
Year ended 10/31/16	28.63	0.19	0.32	0.51	(0.15)	(0.99)	(1.14)	28.00	2.00	311,412	1.29		1.38		0.70		19
Year ended 10/31/15	31.21	0.16	(0.21)	(0.05)	(0.18)	(2.35)	(2.53)	28.63	0.02	308,940	1.40		1.42		0.55		24
Year ended 10/31/14	29.84	0.23	2.34	2.57	(0.20)	(1.00)	(1.20)	31.21	9.00	314,679	1.43		1.43		0.76		27
Year ended 10/31/13	24.22	0.15	5.82	5.97	(0.22)	(0.13)	(0.35)	29.84	24.96	325,319	1.43		1.47		0.56		29
Class B
Six months ended 04/30/18(e)	29.47	(0.00)	2.54	2.54	(0.09)	(0.47)	(0.56)	31.45	8.77	—	1.97	(d)	2.06	(d)	(0.03	)(d)	15
Year ended 10/31/17	25.73	(0.01)	3.88	3.87	—	(0.13)	(0.13)	29.47	15.11	1,124	1.98		2.11		(0.03)		22
Year ended 10/31/16	26.44	(0.01)	0.29	0.28	—	(0.99)	(0.99)	25.73	1.24	2,260	2.04		2.13		(0.05)		19
Year ended 10/31/15	29.04	(0.06)	(0.19)	(0.25)	—	(2.35)	(2.35)	26.44	(0.74)	3,595	2.15		2.17		(0.20)		24
Year ended 10/31/14	27.87	0.01	2.18	2.19	(0.02)	(1.00)	(1.02)	29.04	8.17	5,585	2.18		2.18		0.01		27
Year ended 10/31/13	22.64	(0.05)	5.45	5.40	(0.04)	(0.13)	(0.17)	27.87	24.03	7,975	2.18		2.22		(0.19)		29
Class C
Six months ended 04/30/18	29.47	(0.00)	(0.09)	(0.09)	(0.09)	(0.47)	(0.56)	28.82	(0.32)	24,232	1.97	(d)	2.06	(d)	(0.03	)(d)	15
Year ended 10/31/17	25.74	(0.01)	3.87	3.86	—	(0.13)	(0.13)	29.47	15.07	24,995	1.98		2.11		(0.03)		22
Year ended 10/31/16	26.45	(0.01)	0.29	0.28	—	(0.99)	(0.99)	25.74	1.24	23,755	2.04		2.13		(0.05)		19
Year ended 10/31/15	29.05	(0.06)	(0.19)	(0.25)	—	(2.35)	(2.35)	26.45	(0.74)	25,530	2.15		2.17		(0.20)		24
Year ended 10/31/14	27.87	0.01	2.19	2.20	(0.02)	(1.00)	(1.02)	29.05	8.21	25,896	2.18		2.18		0.01		27
Year ended 10/31/13	22.64	(0.05)	5.45	5.40	(0.04)	(0.13)	(0.17)	27.87	24.03	25,175	2.18		2.22		(0.19)		29
Class Y
Six months ended 04/30/18	32.31	0.16	(0.10)	0.06	(0.39)	(0.47)	(0.86)	31.51	0.16	18,141	0.97	(d)	1.06	(d)	0.97	(d)	15
Year ended 10/31/17	28.09	0.29	4.23	4.52	(0.17)	(0.13)	(0.30)	32.31	16.24	20,983	0.98		1.11		0.97		22
Year ended 10/31/16	28.72	0.26	0.32	0.58	(0.22)	(0.99)	(1.21)	28.09	2.27	12,562	1.04		1.13		0.95		19
Year ended 10/31/15	31.30	0.23	(0.21)	0.02	(0.25)	(2.35)	(2.60)	28.72	0.26	7,724	1.15		1.17		(0.80)		24
Year ended 10/31/14	29.94	0.31	2.33	2.64	(0.28)	(1.00)	(1.28)	31.30	9.24	4,358	1.18		1.18		1.01		27
Year ended 10/31/13	24.29	0.22	5.83	6.05	(0.27)	(0.13)	(0.40)	29.94	25.31	3,144	1.18		1.22		0.81		29
Class R5
Six months ended 04/30/18	32.09	0.17	(0.10)	0.07	(0.42)	(0.47)	(0.89)	31.27	0.20	12	0.87	(d)	0.88	(d)	1.07	(d)	15
Year ended 10/31/17	27.91	0.32	4.20	4.52	(0.21)	(0.13)	(0.34)	32.09	16.37	12	0.88		0.88		1.07		22
Year ended 10/31/16	28.57	0.30	0.30	0.60	(0.27)	(0.99)	(1.26)	27.91	2.35	11	0.89		0.90		1.10		19
Year ended 10/31/15	31.17	0.30	(0.24)	0.06	(0.31)	(2.35)	(2.66)	28.57	0.42	11	0.99		0.99		0.96		24
Year ended 10/31/14	29.82	0.38	2.31	2.69	(0.34)	(1.00)	(1.34)	31.17	9.49	1,118	0.94		0.94		1.25		27
Year ended 10/31/13	24.18	0.27	5.80	6.07	(0.30)	(0.13)	(0.43)	29.82	25.51	825	0.99		0.99		1.00		29
Class R6
Six months ended 04/30/18	32.08	0.17	(0.10)	0.07	(0.42)	(0.47)	(0.89)	31.26	0.20	299,262	0.87	(d)	0.88	(d)	1.07	(d)	15
Year ended 10/31/17	27.91	0.32	4.19	4.51	(0.21)	(0.13)	(0.34)	32.08	16.33	308,082	0.88		0.88		1.07		22
Year ended 10/31/16	28.56	0.31	0.30	0.61	(0.27)	(0.99)	(1.26)	27.91	2.39	320,339	0.89		0.90		1.10		19
Year ended 10/31/15	31.16	0.28	(0.22)	0.06	(0.31)	(2.35)	(2.66)	28.56	0.42	1,274	0.99		0.99		0.96		24
Year ended 10/31/14	29.80	0.38	2.32	2.70	(0.34)	(1.00)	(1.34)	31.16	9.53	13	0.94		0.94		1.25		27
Year ended 10/31/13	24.17	0.27	5.79	6.06	(0.30)	(0.13)	(0.43)	29.80	25.52	12	0.99		0.99		1.00		29

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with generally accepted accounting principles in the United States of America and, as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $326,551, $521, $25,323, $20,541, $12 and $311,082 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Reflects activity for the period November 1, 2017 through January 26, 2018 (the date of conversion).

16                         Invesco Global Growth Fund

Calculating Your Ongoing Fund Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,000.10	$6.05	$1,018.74	$6.11	1.22%
C	1,000.00	996.80	9.75	1,015.03	9.84	1.97
Y	1,000.00	1,001.60	4.81	1,019.98	4.86	0.97
R5	1,000.00	1,002.00	4.32	1,020.48	4.36	0.87
R6	1,000.00	1,002.00	4.32	1,020.48	4.36	0.87

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2017 through April 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Global Growth Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611                            Invesco Distributors, Inc.                                                                                   GLG-SAR-1            06122018    0852

Semiannual Report to Shareholders	April 30, 2018

Invesco Global Opportunities Fund
Nasdaq:
A: IAOPX ∎ C: ICOPX ∎ R: IROPX ∎ Y: IYOPX ∎ R5: IIOPX ∎ R6: IFOPX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/17 to 4/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.76%
Class C Shares	4.39
Class R Shares	4.58
Class Y Shares	4.91
Class R5 Shares	4.91
Class R6 Shares	4.91
MSCI All Country World Index▼ (Broad Market/Style-Specific Index)	3.56
Lipper Global Large-Cap Core Funds Index∎ (Peer Group Index)	3.17
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Large-Cap Core Funds Index is an unmanaged index considered representative of global large-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Global Opportunities Fund

Average Annual Total Returns
As of 4/30/18, including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	13.22%
5 Years	9.30
1 Year	10.92

Class C Shares
Inception (8/3/12)	13.47%
5 Years	9.72
1 Year	15.53

Class R Shares
Inception (8/3/12)	14.02%
5 Years	10.24
1 Year	17.02

Class Y Shares
Inception (8/3/12)	14.61%
5 Years	10.82
1 Year	17.72

Class R5 Shares
Inception (8/3/12)	14.62%
5 Years	10.84
1 Year	17.72

Class R6 Shares
Inception	14.61%
5 Years	10.83
1 Year	17.65

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively.1

Average Annual Total Returns
As of 3/31/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	13.01%
5 Years	9.75
1 Year	12.40

Class C Shares
Inception (8/3/12)	13.29%
5 Years	10.17
1 Year	17.07

Class R Shares
Inception (8/3/12)	13.84%
5 Years	10.70
1 Year	18.56

Class Y Shares
Inception (8/3/12)	14.43%
5 Years	11.28
1 Year	19.28

Class R5 Shares
Inception (8/3/12)	14.43%
5 Years	11.28
1 Year	19.20

Class R6 Shares
Inception	14.43%
5 Years	11.30
1 Year	19.20

The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.69%, 3.44%, 2.94%, 2.44%, 2.24% and 2.24%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2019. See current prospectus for more information.

3                      Invesco Global Opportunities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Global Opportunities Fund

Schedule of Investments

April 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.32%
Brazil–5.47%
EZ Tec Empreendimentos e Participacoes S.A.	355,179	$2,013,374
Telefonica Brasil S.A.–Preference Shares	143,500	2,022,967
		4,036,341

Canada–4.86%
Canadian Natural Resources Ltd.	64,737	2,335,918
PrairieSky Royalty Ltd.	56,533	1,253,793
		3,589,711

China–2.89%
JD.com, Inc.–ADR(a)	58,461	2,134,411

France–3.68%
Airbus S.E.	9,664	1,132,214
Legrand S.A.	20,448	1,585,878
		2,718,092

Germany–10.92%
Bayer AG	45,803	5,483,513
Volkswagen AG–Preference Shares	12,458	2,580,077
		8,063,590

Hong Kong–3.77%
Standard Chartered PLC	264,914	2,780,528

Mexico–2.91%
Fibra Uno Administracion S.A. de C.V.	1,297,700	2,149,887

Norway–1.33%
Statoil ASA	38,418	984,205

Russia–1.37%
Sberbank of Russia PJSC–ADR	68,611	1,014,289

Spain–3.83%
Banco Santander S.A.	248,483	1,602,273
Industria de Diseno Textil, S.A.	39,503	1,223,718
		2,825,991

Sweden–2.31%
Autoliv, Inc.	6,397	857,518
Lundin Petroleum AB(a)	30,721	848,482
		1,706,000

Switzerland–1.55%
LafargeHolcim Ltd.	1	47
Novartis AG	14,851	1,142,282
		1,142,329

	Shares	Value
United Arab Emirates–1.60%
Borr Drilling Ltd.(a)	258,659	$1,183,215

United Kingdom–21.20%
Barclays PLC	569,268	1,624,124
Essentra PLC	269,722	1,637,430
Rolls-Royce Holdings PLC	397,604	4,574,562
Rolls-Royce Holdings PLC– Preference Shares(a)	27,562,271	37,942
Royal Dutch Shell PLC–Class A	66,128	2,313,112
Tesco PLC	1,197,679	3,889,341
Thomas Cook Group PLC	924,188	1,569,963
		15,646,474

United States–28.63%
American Express Co.	17,441	1,722,299
Baker Hughes, a GE Co.	65,063	2,349,425
Berkshire Hathaway Inc.–Class B(a)	6,935	1,343,517
Citigroup Inc.	24,322	1,660,463
First Republic Bank	37,433	3,476,403
JPMorgan Chase & Co.	17,666	1,921,707
Las Vegas Sands Corp.	12,870	943,757
Markel Corp.(a)	1,522	1,719,921
National Oilwell Varco Inc.	80,258	3,103,577
Union Pacific Corp.	10,762	1,438,126
United Technologies Corp.	12,086	1,452,133
		21,131,328
Total Common Stocks & Other Equity Interests (Cost $66,695,256)		71,106,391

Money Market Funds–1.25%
Invesco Government & Agency Portfolio–Institutional Class, 1.61%(b)	323,302	323,302
Invesco Liquid Assets Portfolio–Institutional Class, 1.85%(b)	230,451	230,474
Invesco Treasury Portfolio–Institutional Class, 1.62%(b)	369,489	369,489
Total Money Market Funds (Cost $923,219)		923,265
TOTAL INVESTMENTS IN SECURITIES–97.57% (Cost $67,618,475)		72,029,656
OTHER ASSETS LESS LIABILITIES–2.43%		1,796,212
NET ASSETS–100.00%		$73,825,868

Investment Abbreviations:

ADR	– American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Opportunities Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2018

Financials	25.6%
Energy	19.5
Consumer Discretionary	15.3
Industrials	13.8
Health Care	9.0
Consumer Staples	5.3
Real Estate	2.9
Telecommunication Services	2.7
Materials	2.2
Money Market Funds Plus Other Assets Less Liabilities	3.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Opportunities Fund

Statement of Assets and Liabilities

April 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $66,695,256)	$71,106,391
Investments in affiliated money market funds, at value (Cost $923,219)	923,265
Cash	1,001,375
Foreign currencies, at value (Cost $646,507)	645,468
Receivable for:
Investments sold	1,709,787
Fund shares sold	245,722
Dividends	282,858
Fund expenses absorbed	6,699
Investment for trustee deferred compensation and retirement plans	16,651
Other assets	28,090
Total assets	75,966,306

Liabilities:
Payable for:
Investments purchased	1,986,214
Fund shares reacquired	19,180
Accrued fees to affiliates	71,408
Accrued trustees’ and officers’ fees and benefits	1,522
Accrued other operating expenses	45,283
Trustee deferred compensation and retirement plans	16,831
Total liabilities	2,140,438
Net assets applicable to shares outstanding	$73,825,868

Net assets consist of:
Shares of beneficial interest	$67,639,631
Undistributed net investment income	166,772
Undistributed net realized gain	1,598,840
Net unrealized appreciation	4,420,625
$73,825,868

Net Assets:
Class A	$30,690,400
Class C	$7,760,481
Class R	$1,161,198
Class Y	$34,129,432
Class R5	$17,309
Class R6	$67,048

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,781,924
Class C	459,939
Class R	67,888
Class Y	1,974,575
Class R5	1,001
Class R6	3,879
Class A:
Net asset value per share	$17.22
Maximum offering price per share
(Net asset value of $17.22 ÷ 94.50%)	$18.22
Class C:
Net asset value and offering price per share	$16.87
Class R:
Net asset value and offering price per share	$17.10
Class Y:
Net asset value and offering price per share	$17.28
Class R5:
Net asset value and offering price per share	$17.29
Class R6:
Net asset value and offering price per share	$17.28

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Opportunities Fund

Statement of Operations

For the six months ended April 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $47,873)	$666,732
Dividends from affiliated money market funds	12,003
Total investment income	678,735

Expenses:
Advisory fees	216,828
Administrative services fees	24,795
Custodian fees	22,372
Distribution fees:
Class A	31,232
Class C	33,740
Class R	2,035
Transfer agent fees — A, C, R and Y	56,516
Transfer agent fees — R5	8
Transfer agent fees — R6	19
Trustees’ and officers’ fees and benefits	11,329
Registration and filing fees	41,956
Reports to shareholders	8,795
Professional services fees	31,600
Taxes	4,768
Other	6,250
Total expenses	492,243
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(216,369)
Net expenses	275,874
Net investment income	402,861

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	2,121,467
Foreign currencies	(38,419)
2,083,048
Change in net unrealized appreciation (depreciation) of:
Investment securities	(447,663)
Foreign currencies	10,498
(437,165)
Net realized and unrealized gain	1,645,883
Net increase in net assets resulting from operations	$2,048,744

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	April 30, 2018	October 31, 2017
Operations:
Net investment income	$402,861	$147,705
Net realized gain	2,083,048	698,865
Change in net unrealized appreciation (depreciation)	(437,165)	4,182,969
Net increase in net assets resulting from operations	2,048,744	5,029,539

Distributions to shareholders from net investment income:
Class A	(144,282)	(149,117)
Class C	(14,125)	(15,857)
Class R	(3,304)	(2,919)
Class Y	(149,941)	(7,315)
Class R5	(139)	(206)
Class R6	(129)	(192)
Total distributions from net investment income	(311,920)	(175,606)

Distributions to shareholders from net realized gains:
Class A	(28,263)	—
Class C	(8,077)	—
Class R	(829)	—
Class Y	(23,692)	—
Class R5	(22)	—
Class R6	(20)	—
Total distributions from net realized gains	(60,903)	—

Share transactions–net:
Class A	10,171,565	4,583,897
Class C	2,051,327	1,821,799
Class R	625,937	156,461
Class Y	31,260,299	1,628,732
Class R6	53,315	—
Net increase in net assets resulting from share transactions	44,162,443	8,190,889
Net increase in net assets	45,838,364	13,044,822

Net assets:
Beginning of period	27,987,504	14,942,682
End of period (includes undistributed net investment income of $166,772 and $75,831, respectively)	$73,825,868	$27,987,504

Notes to Financial Statements

April 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

9                         Invesco Global Opportunities Fund

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net

10                         Invesco Global Opportunities Fund

investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are

11                         Invesco Global Opportunities Fund

measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended April 30, 2018, the effective advisory fees incurred by the Fund was 0.80%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2019, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2018, the Adviser waived advisory fees of $159,826 and reimbursed class level expenses of $25,569, $6,905, $833, $22,107, $8 and $19 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption

12                         Invesco Global Opportunities Fund

proceeds prior to remittance to the shareholder. During the six months ended April 30, 2018, IDI advised the Fund that IDI retained $17,236 in front-end sales commissions from the sale of Class A shares and $16 and $143 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the six months ended April 30, 2018, there were transfers from Level 1 to Level 2 of $12,291,223 and from Level 2 to Level 1 of $984,205, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$4,036,341	$—	$—	$4,036,341
Canada	3,589,711	—	—	3,589,711
China	2,134,411	—	—	2,134,411
France	—	2,718,092	—	2,718,092
Germany	—	8,063,590	—	8,063,590
Hong Kong	—	2,780,528	—	2,780,528
Mexico	2,149,887	—	—	2,149,887
Norway	984,205	—	—	984,205
Russia	—	1,014,289	—	1,014,289
Spain		2,825,991	—	2,825,991
Sweden	857,518	848,482	—	1,706,000
Switzerland	—	1,142,329	—	1,142,329
United Arab Emirates	—	1,183,215	—	1,183,215
United Kingdom	7,150,895	8,495,579	—	15,646,474
United States	21,131,328	—	—	21,131,328
Money Market Funds	923,265	—	—	923,265
Total Investments	$42,957,561	$29,072,095	$—	$72,029,656

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,102.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts

13                         Invesco Global Opportunities Fund

accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2017.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2018 was $52,475,316 and $9,903,306, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,582,379
Aggregate unrealized (depreciation) of investments	(862,561)
Net unrealized appreciation of investments	$3,719,818

Cost of investments for tax purposes is $68,309,838.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2018(a)		Year ended October 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	725,859	$12,368,635	607,277	$9,223,490
Class C	173,926	2,920,224	183,465	2,769,841
Class R	39,358	670,349	12,613	187,768
Class Y	1,990,015	33,930,980	150,301	2,311,349
Class R6	3,670	65,559	—	—

Issued as reinvestment of dividends:
Class A	9,969	165,591	10,662	143,088
Class C	1,291	21,072	1,117	14,767
Class R	243	4,023	208	2,779
Class Y	1,849	30,781	492	6,614

Reacquired:
Class A	(139,668)	(2,362,661)	(328,886)	(4,782,681)
Class C	(52,932)	(889,969)	(66,948)	(962,809)
Class R	(2,882)	(48,435)	(2,246)	(34,086)
Class Y	(157,005)	(2,701,462)	(46,118)	(689,231)
Class R6	(721)	(12,244)	—	—
Net increase in share activity	2,592,972	$44,162,443	521,937	$8,190,889

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14                         Invesco Global Opportunities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/18	$16.57	$0.12	$0.66	$0.78	$(0.11)	$(0.02)	$(0.13)	$17.22	4.76%	$30,690	1.02	%(d)	1.81	%(d)	1.48	%(d)	19%
Year ended 10/31/17	12.77	0.13	3.84	3.97	(0.17)	—	(0.17)	16.57	31.42	19,643	1.07		2.69		0.90		33
Year ended 10/31/16	13.13	0.09	(0.04)	0.05	(0.02)	(0.39)	(0.41)	12.77	0.57	11,455	1.36		2.77		0.72		52
Year ended 10/31/15	14.74	0.06	0.11	0.17	(0.22)	(1.56)	(1.78)	13.13	1.76	12,405	1.36		2.94		0.43		71
Year ended 10/31/14	14.90	0.14	0.17	0.31	(0.06)	(0.41)	(0.47)	14.74	2.11	11,113	1.36		2.39		0.96		106
Year ended 10/31/13	10.64	0.13	4.20	4.33	(0.07)	—	(0.07)	14.90	40.94	10,912	1.36		4.80		0.97		76
Class C
Six months ended 04/30/18	16.22	0.06	0.65	0.71	(0.04)	(0.02)	(0.06)	16.87	4.39	7,760	1.77	(d)	2.56	(d)	0.73	(d)	19
Year ended 10/31/17	12.51	0.02	3.76	3.78	(0.07)	—	(0.07)	16.22	30.38	5,476	1.82		3.44		0.15		33
Year ended 10/31/16	12.93	(0.00)	(0.03)	(0.03)	—	(0.39)	(0.39)	12.51	(0.08)	2,753	2.11		3.52		(0.03)		52
Year ended 10/31/15	14.51	(0.04)	0.10	0.06	(0.08)	(1.56)	(1.64)	12.93	0.86	2,967	2.11		3.69		(0.32)		71
Year ended 10/31/14	14.76	0.03	0.17	0.20	(0.04)	(0.41)	(0.45)	14.51	1.39	2,348	2.11		3.14		0.21		106
Year ended 10/31/13	10.62	0.03	4.18	4.21	(0.07)	—	(0.07)	14.76	39.85	1,292	2.11		5.55		0.22		76
Class R
Six months ended 04/30/18	16.46	0.10	0.65	0.75	(0.09)	(0.02)	(0.11)	17.10	4.58	1,161	1.27	(d)	2.06	(d)	1.23	(d)	19
Year ended 10/31/17	12.69	0.10	3.81	3.91	(0.14)	—	(0.14)	16.46	31.06	513	1.32		2.94		0.65		33
Year ended 10/31/16	13.05	0.06	(0.03)	0.03	—	(0.39)	(0.39)	12.69	0.40	261	1.61		3.02		0.47		52
Year ended 10/31/15	14.67	0.02	0.09	0.11	(0.17)	(1.56)	(1.73)	13.05	1.31	218	1.61		3.19		0.18		71
Year ended 10/31/14	14.85	0.11	0.17	0.28	(0.05)	(0.41)	(0.46)	14.67	1.94	158	1.61		2.64		0.71		106
Year ended 10/31/13	10.63	0.09	4.20	4.29	(0.07)	—	(0.07)	14.85	40.59	40	1.61		5.05		0.72		76
Class Y
Six months ended 04/30/18	16.63	0.15	0.66	0.81	(0.14)	(0.02)	(0.16)	17.28	4.91	34,129	0.77	(d)	1.56	(d)	1.73	(d)	19
Year ended 10/31/17	12.82	0.17	3.85	4.02	(0.21)	—	(0.21)	16.63	31.71	2,323	0.82		2.44		1.15		33
Year ended 10/31/16	13.17	0.12	(0.03)	0.09	(0.05)	(0.39)	(0.44)	12.82	0.90	449	1.11		2.52		0.97		52
Year ended 10/31/15	14.81	0.09	0.09	0.18	(0.26)	(1.56)	(1.82)	13.17	1.90	4,681	1.11		2.69		0.68		71
Year ended 10/31/14	14.94	0.18	0.17	0.35	(0.07)	(0.41)	(0.48)	14.81	2.39	2,922	1.11		2.14		1.21		106
Year ended 10/31/13	10.65	0.16	4.20	4.36	(0.07)	—	(0.07)	14.94	41.21	5,414	1.11		4.55		1.22		76
Class R5
Six months ended 04/30/18	16.64	0.15	0.66	0.81	(0.14)	(0.02)	(0.16)	17.29	4.91	17	0.77	(d)	1.46	(d)	1.73	(d)	19
Year ended 10/31/17	12.83	0.17	3.85	4.02	(0.21)	—	(0.21)	16.64	31.68	17	0.82		2.24		1.15		33
Year ended 10/31/16	13.18	0.12	(0.03)	0.09	(0.05)	(0.39)	(0.44)	12.83	0.91	13	1.11		2.28		0.97		52
Year ended 10/31/15	14.81	0.09	0.10	0.19	(0.26)	(1.56)	(1.82)	13.18	1.97	13	1.11		2.45		0.68		71
Year ended 10/31/14	14.94	0.18	0.17	0.35	(0.07)	(0.41)	(0.48)	14.81	2.39	15	1.11		1.99		1.21		106
Year ended 10/31/13	10.64	0.16	4.21	4.37	(0.07)	—	(0.07)	14.94	41.34	15	1.11		4.53		1.22		76
Class R6
Six months ended 04/30/18	16.63	0.15	0.66	0.81	(0.14)	(0.02)	(0.16)	17.28	4.91	67	0.77	(d)	1.46	(d)	1.73	(d)	19
Year ended 10/31/17	12.82	0.17	3.85	4.02	(0.21)	—	(0.21)	16.63	31.71	15	0.82		2.24		1.15		33
Year ended 10/31/16	13.17	0.12	(0.03)	0.09	(0.05)	(0.39)	(0.44)	12.82	0.90	12	1.11		2.28		0.97		52
Year ended 10/31/15	14.81	0.09	0.09	0.18	(0.26)	(1.56)	(1.82)	13.17	1.89	12	1.11		2.45		0.68		71
Year ended 10/31/14	14.94	0.18	0.17	0.35	(0.07)	(0.41)	(0.48)	14.81	2.39	14	1.11		1.99		1.21		106
Year ended 10/31/13	10.64	0.16	4.21	4.37	(0.07)	—	(0.07)	14.94	41.34	14	1.11		4.53		1.22		76

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $25,193, $6,804, $821, $21,782, $17 and $39 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

15                         Invesco Global Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Class	Beginning Account Value (11/01/17)	Ending Account Value (04/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/18)	Expenses Paid During Period[2]	Annualized Expense Ratio
A	$1,000.00	$1,047.60	$5.18	$1,019.74	$5.11	1.02%
C	1,000.00	1,043.90	8.97	1,016.02	8.85	1.77
R	1,000.00	1,045.80	6.44	1,018.50	6.36	1.27
Y	1,000.00	1,049.10	3.91	1,020.98	3.86	0.77
R5	1,000.00	1,049.10	3.91	1,020.98	3.86	0.77
R6	1,000.00	1,049.10	3.91	1,020.98	3.86	0.77

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2017 through April 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Global Opportunities Fund

Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611 Invesco Distributors, Inc. GLOPP-SAR-1 06052018 1103

Semiannual Report to Shareholders	April 30, 2018

Invesco Global Responsibility Equity Fund
Nasdaq:
A: VSQAX ∎ C: VSQCX ∎ R: VSQRX ∎ Y: VSQYX ∎ R5: VSQFX ∎ R6: VSQSX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/17 to 4/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.52%
Class C Shares	1.15
Class R Shares	1.42
Class Y Shares	1.67
Class R5 Shares	1.67
Class R6 Shares	1.67
MSCI World Index▼ (Broad Market/Style-Specific Index)	3.40
Lipper Global Multi-Cap Core Funds Index∎ (Peer Group Index)	2.14
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Multi-Cap Core Funds Index is an unmanaged index considered representative of global multi-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/18, including maximum applicable sales charges

Class A Shares
Inception (7/1/16)	11.79%
1 Year	5.78

Class C Shares
Inception (7/1/16)	14.43%
1 Year	10.10

Class R Shares
Inception (7/1/16)	14.99%
1 Year	11.65

Class Y Shares
Inception (7/1/16)	15.59%
1 Year	12.25

Class R5 Shares
Inception (7/1/16)	15.59%
1 Year	12.25

Class R6 Shares
Inception (7/1/16)	15.59%
1 Year	12.25

Cumulative Total Returns
As of 3/31/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/1/16)	12.22%
1 Year	7.88

Class C Shares
Inception (7/1/16)	15.00%
1 Year	12.26

Class R Shares
Inception (7/1/16)	15.60%
1 Year	13.91

Class Y Shares
Inception (7/1/16)	16.17%
1 Year	14.43

Class R5 Shares
Inception (7/1/16)	16.17%
1 Year	14.44

Class R6 Shares
Inception (7/1/16)	16.17%
1 Year	14.44

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.85%, 1.60%, 1.10%, 0.60%, 0.60% and 0.60%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 9.91%, 10.66%, 10.16%, 9.66%, 9.29% and 9.29%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2019. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

2                      Invesco Global Responsibility Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

3                      Invesco Global Responsibility Equity Fund

Schedule of Investments

April 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.90%
Australia–0.64%
Cochlear Ltd.	173	$25,174
Insurance Australia Group Ltd.	6,303	37,353
		62,527

Canada–7.97%
Canadian Imperial Bank of Commerce	707	61,590
CGI Group Inc.–Class A(a)	2,407	139,504
CI Financial Corp.	10,756	226,398
Toronto-Dominion Bank (The)	2,254	126,615
West Fraser Timber Co., Ltd.	3,229	218,763
		772,870

China–0.74%
Yangzijiang Shipbuilding Holdings Ltd.	81,800	71,429

France–5.91%
Faurecia	3,565	290,824
Kering S.A.	377	217,494
Vinci S.A.	654	65,310
		573,628

Germany–3.99%
Covestro AG–REGS(b)	3,268	297,020
HOCHTIEF AG	495	90,347
		387,367

Japan–9.44%
Asahi Glass Co., Ltd.	7,200	299,012
Brother Industries, Ltd.	2,700	57,945
Canon Inc.	9,900	343,222
Dai Nippon Printing Co., Ltd.	8,900	191,363
Haseko Corp.	1,500	23,669
		915,211

Sweden–3.65%
Loomis AB–Class B	477	17,413
Sandvik AB	19,777	336,475
		353,888

Switzerland–2.10%
Adecco Group AG	647	42,823
Nestle S.A.	1,178	91,070
Roche Holding AG	305	69,453
		203,346

United Kingdom–6.21%
Electrocomponents PLC	4,069	34,035
Fiat Chrysler Automobiles N.V.(a)	15,796	352,045
Pearson PLC	5,032	57,520
Persimmon PLC	2,209	82,561
RELX N.V.	1,021	21,655

	Shares	Value
United Kingdom–(continued)
Unilever N.V.	951	$54,256
		602,072

United States–55.25%
AbbVie Inc.	2,048	197,734
Aflac, Inc.	6,222	283,537
Allstate Corp. (The)	475	46,465
American Tower Corp.–Class A	417	56,862
Ameriprise Financial, Inc.	907	127,170
AMETEK, Inc.	1,852	129,270
Anthem, Inc.	108	25,487
Bank of America Corp.	312	9,335
Baxter International Inc.	3,657	254,161
Best Buy Co., Inc.	1,757	134,463
Biogen Inc.(a)	1,036	283,450
CF Industries Holdings, Inc.	4,222	163,814
Cigna Corp.	816	140,205
Citigroup Inc.	4,516	308,307
Citizens Financial Group, Inc.	269	11,161
Conagra Brands, Inc.	3,642	135,009
Estee Lauder Cos. Inc. (The)–Class A	525	77,747
Extra Space Storage Inc.	1,315	117,811
Facebook, Inc.–Class A(a)	232	39,904
Gilead Sciences, Inc.	1,792	129,436
HP Inc.	13,774	296,003
Humana Inc.	621	182,686
Intel Corp.	4,439	229,141
International Business Machines Corp.	505	73,205
Jones Lang LaSalle Inc.	937	158,831
JPMorgan Chase & Co.	1,266	137,715
Kohl’s Corp.	1,353	84,048
Lincoln National Corp.	1,166	82,366
LyondelllBasell Industries N.V.–Class A	959	101,395
Mastercard Inc.–Class A	1,156	206,080
Michael Kors Holdings Ltd.(a)	662	45,294
Micron Technology, Inc.(a)	3,327	152,975
Motorola Solutions, Inc.	1,458	160,132
Newmont Mining Corp.	802	31,511
NVR, Inc.(a)	12	37,200
Procter & Gamble Co. (The)	543	39,281
Prologis, Inc.	1,826	118,526
Prudential Financial, Inc.	815	86,651
SBA Communications Corp.–Class A(a)	1,985	318,057
Total System Services, Inc.	406	34,128
Vertex Pharmaceuticals Inc.(a)	152	23,280
Waste Management, Inc.	1,078	87,631
		5,357,464
Total Common Stocks & Other Equity Interests (Cost $8,841,187)		9,299,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Responsibility Equity Fund

	Shares	Value
Money Market Funds–5.44%
Invesco Government & Agency Portfolio–Institutional Class, 1.61%(c)	184,567	$184,567
Invesco Liquid Assets Portfolio–Institutional Class, 1.85%(c)	131,796	131,809
Invesco Treasury Portfolio–Institutional Class, 1.62%(c)	210,934	210,934
Total Money Market Funds (Cost $527,292)		527,310
TOTAL INVESTMENTS IN SECURITIES–101.34% (Cost $9,368,479)		9,827,112
OTHER ASSETS LESS LIABILITIES–(1.34)%		(130,220)
NET ASSETS–100.00%		$9,696,892

Investment Abbreviations:

REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2018 represented 3.06% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2018

Information Technology	18.2%
Financials	15.9
Industrials	14.0
Consumer Discretionary	13.7
Health Care	13.7
Materials	8.4
Real Estate	7.9
Consumer Staples	4.1
Money Market Funds Plus Other Assets Less Liabilities	4.1

5                         Invesco Global Responsibility Equity Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Statement of Assets and Liabilities

April 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $8,841,187)	$9,299,802
Investments in affiliated money market funds, at value (Cost $527,292)	527,310
Foreign currencies, at value (Cost $6,010)	5,999
Receivable for:
Fund shares sold	6,489
Dividends	20,129
Investment for trustee deferred compensation and retirement plans	4,554
Other assets	18,261
Total assets	9,882,544

Liabilities:
Payable for:
Investments purchased	145,108
Accrued trustees’ and officers’ fees and benefits	1,479
Accrued other operating expenses	34,511
Trustee deferred compensation and retirement plans	4,554
Total liabilities	185,652
Net assets applicable to shares outstanding	$9,696,892

Net assets consist of:
Shares of beneficial interest	$9,156,650
Undistributed net investment income	52,666
Undistributed net realized gain	29,237
Net unrealized appreciation	458,339
$9,696,892

Net Assets:
Class A	$1,077,087
Class C	$152,765
Class R	$29,865
Class Y	$432,455
Class R5	$20,357
Class R6	$7,984,363

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	85,190
Class C	12,170
Class R	2,368
Class Y	34,109
Class R5	1,606
Class R6	629,797
Class A:
Net asset value per share	$12.64
Maximum offering price per share
(Net asset value of $12.64 ÷ 94.50%)	$13.38
Class C:
Net asset value and offering price per share	$12.55
Class R:
Net asset value and offering price per share	$12.61
Class Y:
Net asset value and offering price per share	$12.68
Class R5:
Net asset value and offering price per share	$12.68
Class R6:
Net asset value and offering price per share	$12.68

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Responsibility Equity Fund

Statement of Operations

For the six months ended April 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $6,535)	$83,080
Dividends from affiliates	4,609
Total investment income	87,689

Expenses:
Advisory fees	25,263
Administrative services fees	24,795
Custodian fees	4,020
Distribution fees:
Class A	1,054
Class C	785
Class R	45
Transfer agent fees — A, C, R and Y	1,753
Transfer agent fees — R5	9
Transfer agent fees — R6	944
Trustees’ and officers’ fees and benefits	11,075
Registration and filing fees	35,503
Reports to shareholders	7,207
Professional services fees	22,225
Other	5,000
Total expenses	139,678
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(114,803)
Net expenses	24,875
Net investment income	62,814

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	70,042
Foreign currencies	2,298
Futures contracts	(27,382)
44,958
Change in net unrealized appreciation (depreciation) of:
Investment securities	(92,591)
Foreign currencies	(298)
(92,889)
Net realized and unrealized gain (loss)	(47,931)
Net increase in net assets resulting from operations	$14,883

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Responsibility Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	April 30, 2018	October 31, 2017
Operations:
Net investment income	$62,814	$45,012
Net realized gain	44,958	178,151
Change in net unrealized appreciation (depreciation)	(92,889)	515,167
Net increase in net assets resulting from operations	14,883	738,330

Distributions to shareholders from net investment income:
Class A	(5,537)	(272)
Class C	(618)	(19)
Class R	(79)	(47)
Class Y	(1,486)	(288)
Class R5	(162)	(72)
Class R6	(42,896)	(11,658)
Total distributions from net investment income	(50,778)	(12,356)

Distributions to shareholders from net realized gains:
Class A	(22,561)	(57)
Class C	(4,299)	(12)
Class R	(377)	(12)
Class Y	(5,517)	(50)
Class R5	(600)	(13)
Class R6	(158,662)	(2,024)
Total distributions from net realized gains	(192,016)	(2,168)

Share transactions–net:
Class A	571,705	441,914
Class C	33,437	100,589
Class R	17,371	—
Class Y	253,003	128,970
Class R5	245	6,940
Class R6	3,237,086	2,937,932
Net increase in net assets resulting from share transactions	4,112,847	3,616,345
Net increase in net assets	3,884,936	4,340,151

Net assets:
Beginning of period	5,811,956	1,471,805
End of period (includes undistributed net investment income of $52,666 and $40,630, respectively)	$9,696,892	$5,811,956

Notes to Financial Statements

April 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Responsibility Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

8                         Invesco Global Responsibility Equity Fund

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net

9                         Invesco Global Responsibility Equity Fund

investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are

10                         Invesco Global Responsibility Equity Fund

measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $25 million	0.65%
Over $25 million	0.60%

For the six months ended April 30, 2018, the effective advisory fees incurred by the Fund was 0.65%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2019, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.85%, 1.60%, 1.10%, 0.60%, 0.60%, and 0.60%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2018, the Adviser waived advisory fees and reimbursed fund level expenses of $112,097 and reimbursed class level expenses of $1,109, $206, $24, $355, $9 and $944 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

11                         Invesco Global Responsibility Equity Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2018, IDI advised the Fund that there were no front-end sales commissions retained from the sale of Class A shares and there were no CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the six months ended April 30, 2018, there were transfers from Level 1 to Level 2 of $718,780 and from Level 2 to Level 1 of $665,903, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$62,527	$—	$62,527
Canada	772,870	—	—	772,870
China	—	71,429	—	71,429
France	—	573,628	—	573,628
Germany	—	387,367	—	387,367
Japan	665,903	249,308	—	915,211
Sweden	—	353,888	—	353,888
Switzerland	—	203,346	—	203,346
United Kingdom	82,561	519,511	—	602,072
United States	5,357,464	—	—	5,357,464
Money Market Funds	527,310	—	—	527,310
Total Investments	$7,406,108	$2,421,004	$—	$9,827,112

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

12                         Invesco Global Responsibility Equity Fund

Effect of Derivative Investments for the year ended April 30, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Futures contracts	$(27,382)

The table below summarizes the two month average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$311,655

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $59.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2017.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2018 was $6,149,236 and $2,250,336, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$683,620
Aggregate unrealized (depreciation) of investments	(227,469)
Net unrealized appreciation of investments	$456,151

Cost of investments for tax purposes is $9,370,961.

13                         Invesco Global Responsibility Equity Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2018(a)		Year ended October 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	81,210	$1,055,572	41,321	$497,936
Class C	5,090	66,008	9,058	105,604
Class R	1,371	17,420	—	—
Class Y	19,866	258,179	10,633	128,970
Class R5	23	300	603	7,155
Class R6	264,918	3,453,636	337,826	3,947,977

Issued as reinvestment of dividends:
Class A	1,855	23,602	9	98
Class C	354	4,485	—	—
Class Y	376	4,801	—	—
Class R5	23	283	—	—
Class R6	12,428	158,466	560	6,077

Reacquired:
Class A	(38,976)	(507,469)	(4,585)	(56,120)
Class C	(2,912)	(37,056)	(421)	(5,015)
Class R	(4)	(49)	—	—
Class Y	(767)	(9,977)	—	—
Class R5	(26)	(338)	(18)	(215)
Class R6	(29,027)	(375,016)	(86,259)	(1,016,122)
Net increase in share activity	315,802	$4,112,847	308,727	$3,616,345

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 13% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

14                         Invesco Global Responsibility Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/18	$12.91	$0.09	$0.11	$0.20	$(0.09)	$(0.38)	$(0.47)	$12.64	1.52%	$1,077	0.84	%(d)	4.00	%(d)	1.42	%(d)	31%
Year ended 10/31/17	10.45	0.14	2.39	2.53	(0.06)	(0.01)	(0.07)	12.91	24.36	531	0.84		9.90		1.16		69
Year ended 10/31/16(e)	10.17	0.04	0.24	0.28	—	—	—	10.45	2.75	46	0.84	(f)	31.57	(f)	1.13	(f)	18
Class C
Six months ended 04/30/18	12.83	0.04	0.11	0.15	(0.05)	(0.38)	(0.43)	12.55	1.15	153	1.59	(d)	4.75	(d)	0.67	(d)	31
Year ended 10/31/17	10.42	0.05	2.39	2.44	(0.02)	(0.01)	(0.03)	12.83	23.49	124	1.59		10.65		0.41		69
Year ended 10/31/16(e)	10.17	0.01	0.24	0.25	—	—	—	10.42	2.46	10	1.59	(f)	32.32	(f)	0.38	(f)	18
Class R
Six months ended 04/30/18	12.88	0.08	0.11	0.19	(0.08)	(0.38)	(0.46)	12.61	1.42	30	1.09	(d)	4.25	(d)	1.17	(d)	31
Year ended 10/31/17	10.44	0.11	2.39	2.50	(0.05)	(0.01)	(0.06)	12.88	24.04	13	1.09		10.15		0.91		69
Year ended 10/31/16(e)	10.17	0.03	0.24	0.27	—	—	—	10.44	2.65	10	1.09	(f)	31.82	(f)	0.88	(f)	18
Class Y
Six months ended 04/30/18	12.94	0.11	0.11	0.22	(0.10)	(0.38)	(0.48)	12.68	1.67	432	0.59	(d)	3.75	(d)	1.67	(d)	31
Year ended 10/31/17	10.46	0.17	2.39	2.56	(0.07)	(0.01)	(0.08)	12.94	24.67	189	0.59		9.65		1.41		69
Year ended 10/31/16(e)	10.17	0.05	0.24	0.29	—	—	—	10.46	2.85	42	0.59	(f)	31.32	(f)	1.38	(f)	18
Class R5
Six months ended 04/30/18	12.94	0.11	0.11	0.22	(0.10)	(0.38)	(0.48)	12.68	1.67	20	0.59	(d)	3.56	(d)	1.67	(d)	31
Year ended 10/31/17	10.46	0.17	2.39	2.56	(0.07)	(0.01)	(0.08)	12.94	24.67	21	0.59		9.28		1.41		69
Year ended 10/31/16(e)	10.17	0.05	0.24	0.29	—	—	—	10.46	2.85	10	0.59	(f)	29.53	(f)	1.38	(f)	18
Class R6
Six months ended 04/30/18	12.94	0.11	0.11	0.22	(0.10)	(0.38)	(0.48)	12.68	1.67	7,984	0.59	(d)	3.50	(d)	1.67	(d)	31
Year ended 10/31/17	10.46	0.17	2.39	2.56	(0.07)	(0.01)	(0.08)	12.94	24.67	4,935	0.59		9.28		1.41		69
Year ended 10/31/16(e)	10.17	0.05	0.24	0.29	—	—	—	10.46	2.85	1,353	0.59	(f)	29.53	(f)	1.38	(f)	18

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $851, $158, $18, $272, $21 and $6,517 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of July 1, 2016.
(f)	Annualized.

15                         Invesco Global Responsibility Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,015.20	$4.20	$1,020.63	$4.21	0.84%
C	1,000.00	1,011.50	7.93	1,016.91	7.95	1.59
R	1,000.00	1,014.20	5.44	1,019.39	5.46	1.09
Y	1,000.00	1,016.70	2.95	1,021.87	2.96	0.59
R5	1,000.00	1,016.70	2.95	1,021.87	2.96	0.59
R6	1,000.00	1,016.70	2.95	1,021.87	2.96	0.59

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2017 through April 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Global Responsibility Equity Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611                         Invesco Distributors, Inc.                                                                                 GLRE-SAR-1             06182018      1358

Semiannual Report to Shareholders	April 30, 2018

Invesco Global Small & Mid Cap Growth Fund
Nasdaq:
A: AGAAX ∎ C: AGACX ∎ Y: AGAYX ∎ R5: GAIIX ∎ R6: AGSSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/17 to 4/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.24%
Class C Shares	–0.21
Class Y Shares	0.35
Class R5 Shares	0.33
Class R6 Shares	0.45
MSCI All Country World Small Mid Cap Index▼ (Broad Market Index)	4.44
MSCI All Country World Small and Mid Cap Growth Index▼ (Style-Specific Index)	5.21
Lipper Global Small/Mid-Cap Funds Classification Average∎ (Peer Group)	5.22

Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI All Country World Small Mid Cap Index is an unmanaged index designed to measure small and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country World Small and Mid Cap Growth Index is an unmanaged index designed to measure small and mid-cap growth stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Global Small/Mid-Cap Funds Classification Average represents an average of all funds in the Lipper Global Small/Mid-Cap Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Global Small & Mid Cap Growth Fund

Average Annual Total Returns
As of 4/30/18, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	8.00%
10 Years	4.36
5 Years	6.03
1 Year	2.59

Class C Shares
Inception (8/4/97)	5.49%
10 Years	4.17
5 Years	6.43
1 Year	6.75

Class Y Shares
10 Years	5.21%
5 Years	7.51
1 Year	8.89

Class R5 Shares
Inception (9/28/07)	4.16%
10 Years	5.42
5 Years	7.62
1 Year	8.89

Class R6 Shares
10 Years	5.00%
5 Years	7.34
1 Year	9.07

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 3/31/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (9/15/94)	8.03%
10 Years	4.77
5 Years	6.58
1 Year	6.12

Class C Shares
Inception (8/4/97)	5.52%
10 Years	4.58
5 Years	7.00
1 Year	10.50

Class Y Shares
10 Years	5.62%
5 Years	8.06
1 Year	12.56

Class R5 Shares
Inception (9/28/07)	4.19%
10 Years	5.85
5 Years	8.19
1 Year	12.70

Class R6 Shares
10 Years	5.41%
5 Years	7.88
1 Year	12.77

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 1.40%, 2.15%, 1.15%, 1.02% and 0.93%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class Y, Class R5 and Class R6 shares was 1.41%, 2.16%, 1.16%, 1.03% and 0.94%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2020. See current prospectus for more information.

3                      Invesco Global Small & Mid Cap Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Global Small & Mid Cap Growth Fund

Schedule of Investments

April 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–93.64%
Australia–0.76%
Computershare Ltd.	306,756	$3,902,049

Brazil–5.29%
B3 S.A. — Brasil, Bolsa, Balcão	1,844,200	13,291,294
BR Malls Participacoes S.A.	1,138,198	3,541,133
Kroton Educacional S.A.	1,651,401	6,632,000
Raia Drogasil S.A.	182,700	3,583,600
		27,048,027

Canada–9.70%
Celestica Inc.(a)	736,000	8,474,005
Fairfax Financial Holdings Ltd.	20,671	11,446,262
Onex Corp.	167,223	12,388,336
Open Text Corp.	147,620	5,212,756
Peyto Exploration & Development Corp.	634,158	5,997,257
Trican Well Service Ltd.(a)	2,267,907	6,042,099
		49,560,715

China–3.29%
Henan Shuanghui Investment & Development Co., Ltd.–Class A	1,672,397	6,620,261
Lee & Man Paper Manufacturing Ltd.	5,300,000	5,856,696
NetEase, Inc.–ADR	16,942	4,355,280
		16,832,237

Colombia–0.74%
Gran Tierra Energy Inc.(a)	1,149,433	3,787,568

France–2.28%
Bollore S.A.	1,559,165	7,733,094
Société BIC S.A.	38,200	3,896,028
		11,629,122

Germany–7.69%
Deutsche Boerse AG	120,553	16,221,406
MorphoSys AG(a)	157,821	16,359,525
MTU Aero Engines AG	39,000	6,711,406
		39,292,337

Hong Kong–4.66%
Hongkong Land Holdings Ltd.	1,497,100	10,853,975
WH Group Ltd.–REGS(b)	12,487,000	12,944,697
		23,798,672

Ireland–1.33%
Origin Enterprises PLC	1,050,254	6,773,212

Israel–1.67%
Israel Discount Bank Ltd.–Class A(a)	3,086,000	8,539,899

Romania–1.20%
Fondul Proprietatea S.A.	24,772,980	6,103,171

	Shares	Value
Switzerland–1.31%
Tecan Group AG	30,373	$6,672,327

Turkey–3.39%
Haci Omer Sabanci Holding A.S.	3,414,111	8,055,252
Tupras-Turkiye Petrol Rafinerileri A.S.	363,635	9,287,978
		17,343,230

United Kingdom–18.72%
Compass Group PLC	159,205	3,418,921
DCC PLC	269,908	25,960,784
HomeServe PLC	888,210	9,030,129
IG Group Holdings PLC	901,552	10,273,184
Informa PLC	774,915	7,872,326
John Wood Group PLC	947,487	7,378,880
Jupiter Fund Management PLC	958,750	5,988,800
Micro Focus International PLC	309,601	5,361,601
Savills PLC	689,358	9,290,757
Standard Life Aberdeen PLC	886,100	4,434,342
Ultra Electronics Holdings PLC	341,249	6,614,268
		95,623,992

United States–31.61%
Amphenol Corp.–Class A	36,167	3,027,540
Aptiv PLC	31,884	2,696,749
BioMarin Pharmaceutical Inc.(a)	27,990	2,337,445
Black Knight, Inc.(a)	65,438	3,183,559
Boston Scientific Corp.(a)	150,513	4,322,733
Burlington Stores, Inc.(a)	27,763	3,771,604
Centene Corp.(a)	39,135	4,249,278
Cheniere Energy, Inc.(a)	68,958	4,010,597
Cinemark Holdings, Inc.	63,881	2,502,219
Constellation Brands, Inc.–Class A	11,807	2,752,566
CoStar Group Inc.(a)	17,687	6,485,115
DexCom Inc.(a)	33,517	2,452,774
Dollar Tree, Inc.(a)	24,753	2,373,565
E*TRADE Financial Corp.(a)	83,773	5,083,346
Electronic Arts Inc.(a)	42,897	5,060,988
Entegris, Inc.	82,757	2,664,775
Fidelity National Information Services, Inc.	54,299	5,156,776
FLIR Systems, Inc.	70,099	3,753,802
Gartner, Inc.(a)	18,594	2,255,266
Genesee & Wyoming Inc.–Class A(a)	18,036	1,284,163
GoDaddy, Inc.–Class A(a)	38,010	2,453,926
Guidewire Software Inc.(a)	39,031	3,302,803
Hilton Worldwide Holdings Inc.	39,095	3,082,250
Hologic, Inc.(a)	87,880	3,408,865
Humana Inc.	10,288	3,026,524
Huntington Ingalls Industries, Inc.	10,249	2,492,659
Ingersoll-Rand PLC	24,471	2,052,872
LivaNova PLC(a)	26,080	2,315,382

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Small & Mid Cap Growth Fund

	Shares	Value
United States–(continued)
MarketAxess Holdings, Inc.	11,979	$2,379,389
Masco Corp.	72,040	2,728,155
Mettler-Toledo International Inc.(a)	4,960	2,777,253
Microchip Technology Inc.	33,688	2,818,338
Nasdaq, Inc.	34,903	3,082,633
Neurocrine Biosciences, Inc.(a)	31,417	2,547,290
Patterson-UTI Energy, Inc.	90,984	1,948,877
Pinnacle Foods Inc.	45,661	2,757,924
Republic Services, Inc.	64,968	4,202,130
Roper Technologies, Inc.	10,228	2,702,135
S&P Global Inc.	14,564	2,746,770
SBA Communications Corp.–Class A(a)	24,850	3,981,716
ServiceMaster Global Holdings, Inc.(a)	71,219	3,603,681
ServiceNow, Inc.(a)	23,965	3,981,545
Sherwin-Williams Co. (The)	10,588	3,892,784
Stanley Black & Decker Inc.	21,914	3,102,803
Summit Materials, Inc.–Class A(a)	115,308	3,244,767
TD Ameritrade Holding Corp.	61,726	3,585,663
Teradyne, Inc.	86,340	2,810,367
Tyler Technologies, Inc.(a)	7,611	1,666,200

	Shares	Value
United States–(continued)
Worldpay, Inc.–Class A(a)	55,821	$4,533,782
Wynn Resorts Ltd.	13,228	2,462,921
Zayo Group Holdings, Inc.(a)	66,155	2,401,427
		161,518,691
Total Common Stocks & Other Equity Interests (Cost $327,100,870)		478,425,249

Money Market Funds–6.01%
Invesco Government & Agency Portfolio–Institutional Class, 1.61%(c)	10,748,857	10,748,857
Invesco Liquid Assets Portfolio–Institutional Class, 1.85%(c)	7,675,604	7,676,372
Invesco Treasury Portfolio–Institutional Class, 1.62%(c)	12,284,407	12,284,407
Total Money Market Funds (Cost $30,709,441)		30,709,636
TOTAL INVESTMENTS IN SECURITIES–99.65% (Cost $357,810,311)		509,134,885
OTHER ASSETS LESS LIABILITIES–0.35%		1,788,200
NET ASSETS–100.00%		$510,923,085

Investment Abbreviations:

ADR	– American Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933” Act). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2018 represented 2.53% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2018

Financials	22.2%
Industrials	16.6
Information Technology	14.5
Health Care	9.9
Consumer Discretionary	7.5
Energy	7.5
Consumer Staples	6.9
Real Estate	5.4
Materials	2.6
Telecommunication Services	0.5
Money Market Funds Plus Other Assets Less Liabilities	6.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Small & Mid Cap Growth Fund

Statement of Assets and Liabilities

April 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $327,100,870)	$478,425,249
Investments in affiliated money market funds, at value (Cost $30,709,441)	30,709,636
Foreign currencies, at value (Cost $1,088,578)	1,073,177
Receivable for:
Fund shares sold	102,409
Dividends	1,406,348
Investment for trustee deferred compensation and retirement plans	215,337
Other assets	39,047
Total assets	511,971,203

Liabilities:
Payable for:
Fund shares reacquired	387,352
Accrued fees to affiliates	310,956
Accrued trustees’ and officers’ fees and benefits	3,683
Accrued other operating expenses	111,423
Trustee deferred compensation and retirement plans	234,704
Total liabilities	1,048,118
Net assets applicable to shares outstanding	$510,923,085

Net assets consist of:
Shares of beneficial interest	$334,145,718
Undistributed net investment income	(597,341)
Undistributed net realized gain	26,084,845
Net unrealized appreciation	151,289,863
$510,923,085

Net Assets:
Class A	$462,368,931
Class C	$22,643,226
Class Y	$19,769,443
Class R5	$4,472,468
Class R6	$1,669,017

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	23,897,588
Class C	1,442,742
Class Y	1,019,767
Class R5	232,800
Class R6	86,856
Class A:
Net asset value per share	$19.35
Maximum offering price per share
(Net asset value of $19.35 ÷ 94.50%)	$20.48
Class C:
Net asset value and offering price per share	$15.69
Class Y:
Net asset value and offering price per share	$19.39
Class R5:
Net asset value and offering price per share	$19.21
Class R6:
Net asset value and offering price per share	$19.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Small & Mid Cap Growth Fund

Statement of Operations

For the six months ended April 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $397,224)	$5,348,907
Dividends from affiliated money market funds	191,208
Total investment income	5,540,115

Expenses:
Advisory fees	2,091,034
Administrative services fees	72,140
Custodian fees	125,305
Distribution fees:
Class A	596,828
Class B	3,908
Class C	117,961
Transfer agent fees — A, B, C and Y	471,020
Transfer agent fees — R5	3,059
Transfer agent fees — R6	58
Trustees’ and officers’ fees and benefits	16,108
Registration and filing fees	48,396
Reports to shareholders	43,445
Professional services fees	49,099
Other	14,055
Total expenses	3,652,416
Less: Fees waived and expense offset arrangement(s)	(28,824)
Net expenses	3,623,592
Net investment income	1,916,523

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	26,383,780
Foreign currencies	(146,658)
26,237,122
Change in net unrealized appreciation (depreciation) of:
Investment securities	(26,535,945)
Foreign currencies	(42,536)
(26,578,481)
Net realized and unrealized gain (loss)	(341,359)
Net increase in net assets resulting from operations	$1,575,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Small & Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	April 30, 2018	October 31, 2017
Operations:
Net investment income	$1,916,523	$3,318,309
Net realized gain	26,237,122	37,814,611
Change in net unrealized appreciation (depreciation)	(26,578,481)	56,539,231
Net increase in net assets resulting from operations	1,575,164	97,672,151

Distributions to shareholders from net investment income:
Class A	(5,486,466)	(3,142,059)
Class B	(10,183)	(80)
Class C	(149,727)	(479)
Class Y	(323,212)	(149,150)
Class R5	(69,524)	(140,580)
Class R6	(5,083)	—
Total distributions from net investment income	(6,044,195)	(3,432,348)

Distributions to shareholders from net realized gains:
Class A	(32,291,185)	(725,285)
Class B	(133,287)	(7,610)
Class C	(1,959,744)	(45,455)
Class Y	(1,573,142)	(25,107)
Class R5	(310,610)	(20,746)
Class R6	(21,085)	—
Total distributions from net realized gains	(36,289,053)	(824,203)

Share transactions–net:
Class A	14,800,562	(50,207,419)
Class B	(1,778,538)	(2,856,641)
Class C	758,603	(3,735,297)
Class Y	(1,087,863)	3,110,696
Class R5	(8,952,650)	(1,493,654)
Class R6	1,474,065	298,310
Net increase (decrease) in net assets resulting from share transactions	5,214,179	(54,884,005)
Net increase (decrease) in net assets	(35,543,905)	38,531,595

Net assets:
Beginning of period	546,466,990	507,935,395
End of period (includes undistributed net investment income of $(597,341) and $3,530,331, respectively)	$510,923,085	$546,466,990

Notes to Financial Statements

April 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Small & Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load

9                         Invesco Global Small & Mid Cap Growth Fund

waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

10                         Invesco Global Small & Mid Cap Growth Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

11                         Invesco Global Small & Mid Cap Growth Fund

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

For the six months ended April 30, 2018, the effective advisory fees incurred by the Fund was 0.79%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.00%, 2.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 3.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2018, the Adviser waived advisory fees of $18,545.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s

12                         Invesco Global Small & Mid Cap Growth Fund

Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2018, IDI advised the Fund that IDI retained $24,071 in front-end sales commissions from the sale of Class A shares and $494, and $154 from Class A, and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

For the six months ended April 30, 2018, the Fund incurred $665 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the six months ended April 30, 2018, there were transfers from Level 1 to Level 2 of $152,362,252 due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$3,902,049	$—	$3,902,049
Brazil	27,048,027	—	—	27,048,027
Canada	49,560,715	—	—	49,560,715
China	4,355,280	12,476,957	—	16,832,237
Colombia	3,787,568	—	—	3,787,568
France	3,896,028	7,733,094	—	11,629,122
Germany	—	39,292,337	—	39,292,337
Hong Kong	10,853,975	12,944,697	—	23,798,672
Ireland	6,773,212	—	—	6,773,212
Israel	—	8,539,899	—	8,539,899
Romania	—	6,103,171	—	6,103,171
Switzerland	—	6,672,327	—	6,672,327
Turkey	—	17,343,230	—	17,343,230
United Kingdom	10,033,190	85,590,802	—	95,623,992
United States	161,518,691	—	—	161,518,691
Money Market Funds	30,709,636	—	—	30,709,636
Total Investments	$308,536,322	$200,598,563	$—	$509,134,885

13                         Invesco Global Small & Mid Cap Growth Fund

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $10,279.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2017.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2018 was $85,733,901 and $104,029,571, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$162,267,726
Aggregate unrealized (depreciation) of investments	(13,295,018)
Net unrealized appreciation of investments	$148,972,708

Cost of investments for tax purposes is $360,162,177.

14                         Invesco Global Small & Mid Cap Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2018(a)		Year ended October 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	503,120	$10,056,431	921,960	$17,526,422
Class B(b)	365	6,314	8,425	126,613
Class C	65,427	1,065,699	176,847	2,857,872
Class Y	204,083	4,133,131	619,892	11,813,005
Class R5	15,267	304,548	78,084	1,489,325
Class R6(c)	87,330	1,774,777	14,929	299,293

Issued as reinvestment of dividends:
Class A	1,863,850	36,158,684	211,520	3,684,680
Class B(b)	8,977	141,573	527	7,594
Class C	128,467	2,027,217	3,068	44,230
Class Y	85,486	1,660,142	9,061	157,934
Class R5	19,715	379,316	9,317	161,098
Class R6	1,311	25,222	—	—

Conversion of Class B shares to Class A shares:(d)
Class A	81,204	1,680,113	120,026	2,273,129
Class B	(99,328)	(1,680,113)	(145,582)	(2,273,129)

Reacquired:
Class A	(1,653,666)	(33,094,666)	(3,917,915)	(73,691,650)
Class B(b)	(14,807)	(246,312)	(46,851)	(717,719)
Class C	(144,179)	(2,334,313)	(425,180)	(6,637,399)
Class Y	(342,756)	(6,881,136)	(457,672)	(8,860,243)
Class R5	(458,042)	(9,636,514)	(169,065)	(3,144,077)
Class R6	(16,666)	(325,934)	(48)	(983)
Net increase (decrease) in share activity	335,158	$5,214,179	(2,988,657)	$(54,884,005)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(c)	Commencement date of April 4, 2017.
(d)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

15                         Invesco Global Small & Mid Cap Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/18	$20.95	$0.07	$(0.02)	$0.05	$(0.24)	$(1.41)	$(1.65)	$19.35	0.24%	$462,369	1.34	%(d)	1.35	%(d)	0.74	%(d)	17%
Year ended 10/31/17	17.52	0.12	3.46	3.58	(0.12)	(0.03)	(0.15)	20.95	20.63	484,101	1.39		1.40		0.65		25
Year ended 10/31/16	18.55	0.12	0.03	0.15	(0.10)	(1.08)	(1.18)	17.52	0.98	451,433	1.35		1.36		0.69		22
Year ended 10/31/15	21.59	0.13	(0.64)	(0.51)	(0.12)	(2.41)	(2.53)	18.55	(2.28)	504,020	1.35		1.36		0.69		25
Year ended 10/31/14	22.11	0.12	1.40	1.52	(0.18)	(1.86)	(2.04)	21.59	7.69	557,238	1.35		1.36		0.54		18
Year ended 10/31/13	17.87	0.17	4.48	4.65	(0.16)	(0.25)	(0.41)	22.11	26.56	550,526	1.37		1.38		0.87		26
Class B
Six months ended 04/30/18(e)	17.22	(0.00)	1.24	1.24	(0.11)	(1.41)	(1.52)	16.94	7.87	—	2.09	(d)	2.10	(d)	(0.01	)(d)	17
Year ended 10/31/17	14.41	(0.01)	2.85	2.84	(0.00)	(0.03)	(0.03)	17.22	19.74	1,805	2.14		2.15		(0.10)		25
Year ended 10/31/16	15.48	(0.01)	0.02	0.01	—	(1.08)	(1.08)	14.41	0.21	4,154	2.10		2.11		(0.06)		22
Year ended 10/31/15	18.44	(0.01)	(0.54)	(0.55)	—	(2.41)	(2.41)	15.48	(2.96)	7,353	2.10		2.11		(0.06)		25
Year ended 10/31/14	19.18	(0.04)	1.20	1.16	(0.04)	(1.86)	(1.90)	18.44	6.87	11,707	2.10		2.11		(0.21)		18
Year ended 10/31/13	15.57	0.02	3.89	3.91	(0.05)	(0.25)	(0.30)	19.18	25.58	15,405	2.12		2.13		0.12		26
Class C
Six months ended 04/30/18	17.24	(0.00)	(0.03)	(0.03)	(0.11)	(1.41)	(1.52)	15.69	(0.21)	22,643	2.09	(d)	2.10	(d)	(0.01	)(d)	17
Year ended 10/31/17	14.42	(0.01)	2.86	2.85	(0.00)	(0.03)	(0.03)	17.24	19.80	24,011	2.14		2.15		(0.10)		25
Year ended 10/31/16	15.49	(0.01)	0.02	0.01	—	(1.08)	(1.08)	14.42	0.21	23,628	2.10		2.11		(0.06)		22
Year ended 10/31/15	18.46	(0.01)	(0.55)	(0.56)	—	(2.41)	(2.41)	15.49	(3.01)	27,880	2.10		2.11		(0.06)		25
Year ended 10/31/14	19.19	(0.04)	1.21	1.17	(0.04)	(1.86)	(1.90)	18.46	6.92	30,069	2.10		2.11		(0.21)		18
Year ended 10/31/13	15.58	0.02	3.89	3.91	(0.05)	(0.25)	(0.30)	19.19	25.56	28,505	2.12		2.13		0.12		26
Class Y
Six months ended 04/30/18	21.02	0.10	(0.03)	0.07	(0.29)	(1.41)	(1.70)	19.39	0.35	19,769	1.09	(d)	1.10	(d)	0.99	(d)	17
Year ended 10/31/17	17.58	0.17	3.47	3.64	(0.17)	(0.03)	(0.20)	21.02	20.93	22,551	1.14		1.15		0.90		25
Year ended 10/31/16	18.61	0.16	0.04	0.20	(0.15)	(1.08)	(1.23)	17.58	1.27	15,847	1.10		1.11		0.94		22
Year ended 10/31/15	21.66	0.18	(0.65)	(0.47)	(0.17)	(2.41)	(2.58)	18.61	(2.04)	16,721	1.10		1.11		0.94		25
Year ended 10/31/14	22.18	0.17	1.40	1.57	(0.23)	(1.86)	(2.09)	21.66	7.94	17,830	1.10		1.11		0.79		18
Year ended 10/31/13	17.92	0.22	4.49	4.71	(0.20)	(0.25)	(0.45)	22.18	26.87	10,546	1.12		1.13		1.12		26
Class R5
Six months ended 04/30/18	20.87	0.11	(0.04)	0.07	(0.32)	(1.41)	(1.73)	19.21	0.33	4,472	1.02	(d)	1.03	(d)	1.06	(d)	17
Year ended 10/31/17	17.45	0.19	3.45	3.64	(0.19)	(0.03)	(0.22)	20.87	21.14	13,688	1.01		1.02		1.03		25
Year ended 10/31/16	18.50	0.18	0.02	0.20	(0.17)	(1.08)	(1.25)	17.45	1.31	12,873	0.97		0.98		1.07		22
Year ended 10/31/15	21.55	0.21	(0.65)	(0.44)	(0.20)	(2.41)	(2.61)	18.50	(1.88)	13,613	0.98		0.99		1.06		25
Year ended 10/31/14	22.08	0.20	1.39	1.59	(0.26)	(1.86)	(2.12)	21.55	8.10	12,980	0.96		0.97		0.93		18
Year ended 10/31/13	17.85	0.25	4.46	4.71	(0.23)	(0.25)	(0.48)	22.08	27.05	22,585	0.95		0.96		1.29		26
Class R6
Six months ended 04/30/18	20.88	0.11	(0.02)	0.09	(0.34)	(1.41)	(1.75)	19.22	0.45	1,669	0.93	(d)	0.94	(d)	1.15	(d)	17
Year ended 10/31/17(f)	18.54	0.14	2.20	2.34	—	—	—	20.88	12.62	311	0.89	(g)	0.90	(g)	1.15	(g)	25

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $481,417, $1,641, $23,788, $21,852, $6,162, and $1,088 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Reflects activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(f)	Commencement date of April 4, 2017.
(g)	Annualized.

16                         Invesco Global Small & Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,002.40	$6.65	$1,018.15	$6.71	1.34%
C	1,000.00	997.90	10.35	1,014.43	10.44	2.09
Y	1,000.00	1,003.50	5.41	1,019.39	5.46	1.09
R5	1,000.00	1,003.30	5.07	1,019.74	5.11	1.02
R6	1,000.00	1,004.50	4.62	1,020.18	4.66	0.93

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2017 through April 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Global Small & Mid Cap Growth Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611                     Invesco Distributors, Inc.                                                                                GSMG-SAR-1             06202018         0751

Semiannual Report to Shareholders	April 30, 2018

Invesco International Companies Fund
Nasdaq:
A: IZIAX ∎ C: IZICX ∎ R: IZIRX ∎ Y: IZIYX ∎ R5: IZIFX ∎ R6: IZISX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/17 to 4/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.04%
Class C Shares	-0.39
Class R Shares	-0.15
Class Y Shares	0.12
Class R5 Shares	0.12
Class R6 Shares	0.19
MSCI All Country World ex-U.S. Index▼ (Broad Market Index)	3.47
MSCI All Country World ex-U.S. Growth Index▼ (Style-Specific Index)	3.15
Lipper International Multi-Cap Growth Funds Index∎ (Peer Group Index)	2.75
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI All Country World ex-U.S. Index is an index considered representative of developed and emerging market stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country World ex-U.S. Growth Index is an unmanaged index considered representative of growth stocks across developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper International Multi-Cap Growth Funds Index is an unmanaged index considered representative of international multi-cap growth funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco International Companies Fund

Average Annual Total Returns
As of 4/30/18, including maximum applicable sales charges

Class A Shares
Inception (12/21/15)	11.18%
1 Year	5.73

Class C Shares
Inception (12/21/15)	13.05%
1 Year	10.10

Class R Shares
Inception (12/21/15)	13.55%
1 Year	11.66

Class Y Shares
Inception (12/21/15)	14.14%
1 Year	12.16

Class R5 Shares
Inception (12/21/15)	14.14%
1 Year	12.16

Class R6 Shares
Inception (12/21/15)	14.14%
1 Year	12.25

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.12%, 1.87%, 1.37%, 0.87%, 0.87%, and 0.87%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.71%, 2.46%, 1.96%, 1.46%, 1.31% and 1.31%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of

Average Annual Total Returns
As of 3/31/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/21/15)	11.81%
1 Year	10.30

Class C Shares
Inception (12/21/15)	13.76%
1 Year	14.90

Class R Shares
Inception (12/21/15)	14.29%
1 Year	16.45

Class Y Shares
Inception (12/21/15)	14.85%
1 Year	16.95

Class R5 Shares
Inception (12/21/15)	14.85%
1 Year	16.95

Class R6 Shares
Inception (12/21/15)	14.85%
1 Year	16.95

this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2019. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2020. See current prospectus for more information.

3                      Invesco International Companies Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio manage-ment teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to consider-ing environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco International Companies Fund

Schedule of Investments

April 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–76.89%
Belgium–3.17%
Anheuser-Busch InBev S.A./N.V.	42,181	$4,176,662

Brazil–1.94%
Cielo S.A.	466,736	2,561,819

Canada–1.77%
Ritchie Bros. Auctioneers Inc.	71,395	2,336,758

Chile–3.23%
Liberty Latin America Ltd.–Class C(a)	235,800	4,258,548

China–8.94%
Alibaba Group Holding Ltd.–ADR(a)	17,766	3,171,942
Baidu, Inc.–ADR(a)	8,203	2,058,133
Kweichow Moutai Co., Ltd.–Class A	37,991	3,986,923
New Oriental Education & Technology Group, Inc.–ADR	9,714	872,706
Sinopharm Group Co. Ltd.–Class H	400,800	1,690,299
		11,780,003

Denmark–1.44%
DSV A/S	24,047	1,903,399

France–3.80%
Bureau Veritas S.A.	84,210	2,193,674
Edenred	81,886	2,811,405
		5,005,079

Germany–3.18%
Scout24 AG–REGS(b)	80,962	4,198,579

Hong Kong–1.95%
AIA Group Ltd.	287,600	2,567,759

Japan–13.74%
FANUC Corp.	6,900	1,487,047
Japan Tobacco Inc.	185,000	4,969,379
Kao Corp.	30,700	2,205,896
Keyence Corp.	3,500	2,136,569
MISUMI Group Inc.	67,600	1,873,655
SMC Corp.	4,400	1,679,180
SoftBank Group Corp.	48,600	3,767,740
		18,119,466

Luxembourg–1.00%
L’Occitane International S.A.	710,500	1,320,763

	Shares	Value
Macau–1.12%
Sands China Ltd.	256,800	$1,481,857

Poland–0.16%
Benefit Systems S.A.(a)	678	204,775

South Africa–2.83%
Naspers Ltd.–Class N	15,300	3,732,915

South Korea–3.88%
AMOREPACIFIC Corp.–Preference Shares	13,426	2,232,798
Samsung Electronics Co., Ltd.–Preference Shares	1,449	2,882,941
		5,115,739

Spain–1.27%
Amadeus IT Group S.A.	23,013	1,677,225

United Kingdom–21.12%
Diageo PLC	57,970	2,061,832
Domino’s Pizza Group PLC	614,319	3,067,074
Experian PLC	93,784	2,140,897
Howden Joinery Group PLC	632,857	4,152,967
Liberty Global PLC–Series A(a)	160,225	4,829,182
Reckitt Benckiser Group PLC	58,609	4,600,439
Rotork PLC	542,286	2,456,021
Unilever N.V.	79,396	4,529,688
		27,838,100

United States–2.35%
Nielsen Holdings PLC	98,335	3,092,636
Total Common Stocks & Other Equity Interests (Cost $89,125,905)		101,372,082

Money Market Funds–6.29%
Invesco Government & Agency Portfolio–Institutional Class, 1.61%(c)	2,902,516	2,902,516
Invesco Liquid Assets Portfolio–Institutional Class, 1.85%(c)	2,072,855	2,073,062
Invesco Treasury Portfolio–Institutional Class, 1.62%(c)	3,317,161	3,317,161
Total Money Market Funds (Cost $8,292,588)		8,292,739
TOTAL INVESTMENTS IN SECURITIES–83.18% (Cost $97,418,493)		109,664,821
OTHER ASSETS LESS LIABILITIES–16.82%		22,169,128
NET ASSETS–100.00%		$131,833,949

Investment Abbreviations:

ADR	– American Depositary Receipt
REGS	– Regulation S

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Companies Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2018 represented 3.18% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2018

Consumer Staples	21.8%
Industrials	20.0
Consumer Discretionary	14.8
Information Technology	14.2
Telecommunication Services	2.9
Financials	1.9
Health Care	1.3
Money Market Funds Plus Other Assets Less Liabilities	23.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Companies Fund

Statement of Assets and Liabilities

April 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $89,125,905)	$101,372,082
Investments in affiliated money market funds, at value (Cost $8,292,588)	8,292,739
Foreign currencies, at value (Cost $122,571)	122,197
Receivable for:
Investments sold	77,557
Fund shares sold	23,704,778
Dividends	323,232
Fund expenses absorbed	7,798
Investment for trustee deferred compensation and retirement plans	5,543
Other assets	39,793
Total assets	133,945,719

Liabilities:
Payable for:
Investments purchased	2,012,200
Fund shares reacquired	30,142
Accrued fees to affiliates	8,680
Accrued trustees’ and officers’ fees and benefits	1,570
Accrued other operating expenses	53,635
Trustee deferred compensation and retirement plans	5,543
Total liabilities	2,111,770
Net assets applicable to shares outstanding	$131,833,949

Net assets consist of:
Shares of beneficial interest	$115,703,325
Undistributed net investment income	291,630
Undistributed net realized gain	3,592,007
Net unrealized appreciation	12,246,987
$131,833,949

Net Assets:
Class A	$7,190,671
Class C	$2,302,719
Class R	$92,842
Class Y	$9,330,171
Class R5	$11,985
Class R6	$112,905,561

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	602,024
Class C	195,304
Class R	7,813
Class Y	779,259
Class R5	1,001
Class R6	9,433,176
Class A:
Net asset value per share	$11.94
Maximum offering price per share
(Net asset value of $11.94 ÷ 94.50%)	$12.63
Class C:
Net asset value and offering price per share	$11.79
Class R:
Net asset value and offering price per share	$11.88
Class Y:
Net asset value and offering price per share	$11.97
Class R5:
Net asset value and offering price per share	$11.97
Class R6:
Net asset value and offering price per share	$11.97

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Companies Fund

Statement of Operations

For the six months ended April 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $69,389)	$746,026
Dividends from affiliated money market funds	56,688
Total investment income	802,714

Expenses:
Advisory fees	509,050
Administrative services fees	24,794
Custodian fees	30,054
Distribution fees:
Class A	8,855
Class C	11,457
Class R	187
Transfer agent fees — A, C, R and Y	15,670
Transfer agent fees — R6	175
Trustees’ and officers’ fees and benefits	11,949
Registration and filing fees	41,960
Reports to shareholders	10,859
Professional services fees	30,321
Other	6,500
Total expenses	701,831
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(212,694)
Net expenses	489,137
Net investment income	313,577

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	3,718,489
Foreign currencies	105
3,718,594
Change in net unrealized appreciation (depreciation) of:
Investment securities	(3,823,506)
Foreign currencies	(6,550)
(3,830,056)
Net realized and unrealized gain (loss)	(111,462)
Net increase in net assets resulting from operations	$202,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Companies Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	April 30, 2018	October 31, 2017
Operations:
Net investment income	$313,577	$770,976
Net realized gain	3,718,594	8,249,120
Change in net unrealized appreciation (depreciation)	(3,830,056)	9,122,053
Net increase in net assets resulting from operations	202,115	18,142,149

Distributions to shareholders from net investment income:
Class A	(44,506)	(32,292)
Class C	(10,019)	(505)
Class R	(407)	(125)
Class Y	(70,502)	(32,414)
Class R5	(120)	(117)
Class R6	(850,944)	(585,614)
Total distributions from net investment income	(976,498)	(651,067)

Distributions to shareholders from net realized gains:
Class A	(427,146)	(116,447)
Class C	(165,648)	(2,407)
Class R	(4,543)	(495)
Class Y	(569,147)	(98,736)
Class R5	(966)	(357)
Class R6	(6,869,450)	(1,783,823)
Total distributions from net realized gains	(8,036,900)	(2,002,265)

Share transactions–net:
Class A	2,373,242	1,425,367
Class C	322,335	1,917,100
Class R	38,229	36,934
Class Y	2,484,587	3,679,378
Class R6	28,724,404	25,682,341
Net increase in net assets resulting from share transactions	33,942,797	32,741,120
Net increase in net assets	25,131,514	48,229,937

Net assets:
Beginning of period	106,702,435	58,472,498
End of period (includes undistributed net investment income of $291,630 and $954,551, respectively)	$131,833,949	$106,702,435

Notes to Financial Statements

April 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Companies Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

9                         Invesco International Companies Fund

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net

10                         Invesco International Companies Fund

investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are

11                         Invesco International Companies Fund

measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2018, the effective advisory fees incurred by the Fund was 0.94%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 28, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.12%, 1.87%, 1.37%, 0.87%, 0.87% and 0.87%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2018, the Adviser waived advisory fees and reimbursed fund level expenses of $196,850 and reimbursed class level expenses of $6,174, $1,997, $65, $7,117 and $175 of Class A, Class C, Class R, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

12                         Invesco International Companies Fund

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2018, IDI advised the Fund that IDI retained $3,307 in front-end sales commissions from the sale of Class A shares and $218 from Class C for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the six months ended April 30, 2018, there were transfers from Level 1 to Level 2 of $33,181,010 and from Level 2 to Level 1 of $14,926,689, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$—	$4,176,662	$—	$4,176,662
Brazil	2,561,819	—	—	2,561,819
Canada	2,336,758	—	—	2,336,758
Chile	4,258,548	—	—	4,258,548
China	7,793,080	3,986,923	—	11,780,003
Denmark	—	1,903,399	—	1,903,399
France	—	5,005,079	—	5,005,079
Germany	4,198,579	—	—	4,198,579
Hong Kong	—	2,567,759	—	2,567,759
Japan	12,215,157	5,904,309	—	18,119,466
Luxembourg	—	1,320,763	—	1,320,763
Macau	—	1,481,857	—	1,481,857
Poland	—	204,775	—	204,775
South Africa	—	3,732,915	—	3,732,915
South Korea	—	5,115,739	—	5,115,739
Spain	—	1,677,225	—	1,677,225
United Kingdom	16,038,609	11,799,491	—	27,838,100
United States	3,092,636	—	—	3,092,636
Money Market Funds	8,292,739	—	—	8,292,739
Total Investments	$60,787,925	$48,876,896	$—	$109,664,821

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $316.

13                         Invesco International Companies Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2017.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2018 was $24,519,641 and $20,518,669, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$17,170,016
Aggregate unrealized (depreciation) of investments	(4,996,149)
Net unrealized appreciation of investments	$12,173,867

Cost of investments for tax purposes is $97,490,954.

14                         Invesco International Companies Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2018(a)		Year ended October 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	349,815	$4,409,141	428,926	$5,038,301
Class C	46,537	572,158	199,392	2,349,457
Class R	2,809	34,332	3,291	36,761
Class Y	376,371	4,654,220	653,607	7,499,341
Class R6(b)	2,255,984	27,144,377	3,342,555	38,487,257

Issued as reinvestment of dividends:
Class A	36,805	439,814	3,109	31,771
Class C	13,667	161,676	193	1,967
Class R	327	3,897	17	173
Class Y	51,463	616,011	1,324	13,548
Class R6	644,888	7,719,307	231,570	2,368,962

Reacquired:
Class A	(202,530)	(2,475,713)	(321,906)	(3,644,705)
Class C	(33,444)	(411,499)	(35,651)	(434,324)
Class Y	(223,657)	(2,785,644)	(335,279)	(3,833,511)
Class R6	(489,353)	(6,139,280)	(1,299,752)	(15,173,878)
Net increase in share activity	2,829,682	$33,942,797	2,871,396	$32,741,120

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 5% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
In addition, 85% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	On May 1, 2017, 2,992,233 Class R6 shares valued at $34,799,670 were sold to affiliated mutual funds.

15                         Invesco International Companies Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/18	$13.01	$0.02	$(0.02)	$(0.00)	$(0.10)	$(0.97)	$(1.07)	$11.94	(0.04)%	$7,191	1.11	%(d)	1.65	%(d)	0.36	%(d)	20%
Year ended 10/31/17	10.98	0.08	2.41	2.49	(0.10)	(0.36)	(0.46)	13.01	23.77	5,436	1.14		1.70		0.71		43
Year ended 10/31/16(e)	10.00	0.07	0.91	0.98	—	—	—	10.98	9.80	3,378	1.33	(f)	1.90	(f)	0.81	(f)	35
Class C
Six months ended 04/30/18	12.86	(0.02)	(0.02)	(0.04)	(0.06)	(0.97)	(1.03)	11.79	(0.39)	2,303	1.86	(d)	2.40	(d)	(0.39	)(d)	20
Year ended 10/31/17	10.91	(0.00)	2.38	2.38	(0.07)	(0.36)	(0.43)	12.86	22.88	2,167	1.89		2.45		(0.04)		43
Year ended 10/31/16(e)	10.00	0.01	0.90	0.91	—	—	—	10.91	9.10	50	2.07	(f)	2.65	(f)	0.06	(f)	35
Class R
Six months ended 04/30/18	12.95	0.01	(0.02)	(0.01)	(0.09)	(0.97)	(1.06)	11.88	(0.15)	93	1.36	(d)	1.90	(d)	0.11	(d)	20
Year ended 10/31/17	10.95	0.05	2.40	2.45	(0.09)	(0.36)	(0.45)	12.95	23.44	61	1.39		1.95		0.46		43
Year ended 10/31/16(e)	10.00	0.05	0.90	0.95	—	—	—	10.95	9.50	15	1.57	(f)	2.15	(f)	0.56	(f)	35
Class Y
Six months ended 04/30/18	13.04	0.04	(0.02)	0.02	(0.12)	(0.97)	(1.09)	11.97	0.12	9,330	0.86	(d)	1.40	(d)	0.61	(d)	20
Year ended 10/31/17	11.00	0.11	2.40	2.51	(0.11)	(0.36)	(0.47)	13.04	24.04	7,499	0.89		1.45		0.96		43
Year ended 10/31/16(e)	10.00	0.10	0.90	1.00	—	—	—	11.00	10.00	2,810	1.07	(f)	1.65	(f)	1.06	(f)	35
Class R5
Six months ended 04/30/18	13.04	0.04	(0.02)	0.02	(0.12)	(0.97)	(1.09)	11.97	0.12	12	0.86	(d)	1.22	(d)	0.61	(d)	20
Year ended 10/31/17	11.00	0.11	2.40	2.51	(0.11)	(0.36)	(0.47)	13.04	24.04	13	0.89		1.30		0.96		43
Year ended 10/31/16(e)	10.00	0.10	0.90	1.00	—	—	—	11.00	10.00	11	1.07	(f)	1.61	(f)	1.06	(f)	35
Class R6
Six months ended 04/30/18	13.03	0.04	(0.01)	0.03	(0.12)	(0.97)	(1.09)	11.97	0.19	112,906	0.86	(d)	1.22	(d)	0.61	(d)	20
Year ended 10/31/17	11.00	0.11	2.39	2.50	(0.11)	(0.36)	(0.47)	13.03	23.94	91,527	0.89		1.30		0.96		43
Year ended 10/31/16(e)	10.00	0.10	0.90	1.00	—	—	—	11.00	10.00	52,208	1.07	(f)	1.61	(f)	1.06	(f)	35

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $7,143, $2,310, $76, $8,234, $12 and $92,015 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of December 21, 2015.
(f)	Annualized.

16                         Invesco International Companies Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$999.60	$5.50	$1,019.29	$5.56	1.11%
C	1,000.00	996.10	9.21	1,015.57	9.30	1.86
R	1,000.00	998.50	6.74	1,018.05	6.80	1.36
Y	1,000.00	1,001.20	4.27	1,020.53	4.31	0.86
R5	1,000.00	1,001.20	4.27	1,020.53	4.31	0.86
R6	1,000.00	1,001.90	4.27	1,020.53	4.31	0.86

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2017 through April 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco International Companies Fund

Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611                      Invesco Distributors, Inc.                                                                                        ICO-SAR-1            06122018      1533

Semiannual Report to Shareholders	April 30, 2018

Invesco International Core Equity Fund
Nasdaq:
A: IBVAX ∎ C: IBVCX ∎ R: IIBRX ∎ Y: IBVYX ∎ Investor: IIBCX ∎ R5: IBVIX ∎ R6: IBVFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
18 Financial Highlights
19 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/17 to 4/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.05%

Class C Shares	2.69

Class R Shares	2.96

Class Y Shares	3.23

Investor Class Shares	3.08

Class R5 Shares	3.22

Class R6 Shares	3.23

MSCI EAFE Index▼ (Broad Market/Style-Specific Index)	3.41

Lipper International Large-Cap Core Funds Index∎ (Peer Group Index)	2.64
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper International Large-Cap Core Funds Index is an unmanaged index considered representative of international large-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco International Core Equity Fund

Average Annual Total Returns
As of 4/30/18, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	4.47%
10 Years	0.85
5 Years	4.06
1 Year	8.00

Class C Shares
Inception (2/14/00)	2.33%
10 Years	0.66
5 Years	4.44
1 Year	12.37

Class R Shares
Inception (11/24/03)	5.18%
10 Years	1.17
5 Years	4.96
1 Year	13.95

Class Y Shares
10 Years	1.66%
5 Years	5.50
1 Year	14.65

Investor Class Shares
Inception (10/28/98)	4.09%
10 Years	1.42
5 Years	5.23
1 Year	14.30

Class R5 Shares
Inception (4/30/04)	5.44%
10 Years	1.97
5 Years	5.69
1 Year	14.63

Class R6 Shares
10 Years	1.68%
5 Years	5.70
1 Year	14.64

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum

Average Annual Total Returns
As of 3/31/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/28/02)	4.46%
10 Years	1.46
5 Years	4.91
1 Year	10.18

Class C Shares
Inception (2/14/00)	2.32%
10 Years	1.28
5 Years	5.32
1 Year	14.85

Class R Shares
Inception (11/24/03)	5.18%
10 Years	1.79
5 Years	5.82
1 Year	16.40

Class Y Shares
10 Years	2.28%
5 Years	6.36
1 Year	17.09

Investor Class Shares
Inception (10/28/98)	4.08%
10 Years	2.04
5 Years	6.08
1 Year	16.74

Class R5 Shares
Inception (4/30/04)	5.44%
10 Years	2.59
5 Years	6.56
1 Year	17.03

Class R6 Shares
10 Years	2.30%
5 Years	6.56
1 Year	17.04

sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares was 1.12%, 1.87%, 1.37%, 0.87%, 1.12%, 0.87% and 0.87%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6

shares was 1.70%, 2.45%, 1.95%, 1.45%, 1.70%, 1.15% and 1.15%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2019. See current prospectus for more information.

3                      Invesco International Core Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit
invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco International Core Equity Fund

Schedule of Investments

April 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–100.49%
Argentina–1.19%
MercadoLibre Inc.	3,046	$1,034,452

Australia–4.19%
Ansell Ltd.	61,309	1,201,362
Brambles Ltd.	173,045	1,282,245
Qantas Airways Ltd.	271,023	1,174,114
		3,657,721

Brazil–1.74%
Banco do Brasil S.A.	48,000	503,085
Petróleo Brasileiro S.A.–ADR(a)	72,133	1,016,354
		1,519,439

Canada–2.19%
Suncor Energy, Inc.	50,054	1,914,506

China–0.81%
Baidu, Inc.–ADR(a)	2,811	705,280

France–4.28%
Altran Technologies S.A.	70,307	1,083,103
Cie Generale des Etablissements Michelin SCA	4,658	653,733
Valeo S.A.	19,860	1,321,698
Vivendi S.A.	25,502	672,705
		3,731,239

Germany–11.27%
Bayer AG	18,180	2,176,501
Infineon Technologies AG	58,481	1,497,909
KION Group AG	9,472	790,406
SAP S.E.	16,809	1,873,659
Siemens AG	21,431	2,726,460
Siemens Healthineers AG–REGS(a)(b)	19,607	764,489
		9,829,424

Hong Kong–2.71%
AIA Group Ltd.	265,000	2,365,981

India–0.95%
Housing Development Finance Corp. Ltd.	16,207	455,893
InterGlobe Aviation Ltd.–REGS(b)	17,583	369,059
		824,952

Ireland–1.89%
James Hardie Industries PLC	93,049	1,647,991

Italy–6.51%
Banca Mediolanum S.p.A.(c)	176,801	1,418,902
Enel S.p.A.	447,450	2,834,361
Prysmian S.p.A.	48,637	1,428,172
		5,681,435

	Shares	Value
Japan–22.94%
Asahi Group Holdings, Ltd.	49,900	$2,526,952
Daito Trust Construction Co., Ltd.	8,400	1,413,581
Hitachi, Ltd.	260,000	1,899,911
KDDI Corp.	91,300	2,452,873
Komatsu Ltd.	66,893	2,285,209
Mitsui O.S.K. Lines, Ltd.	46,400	1,377,314
Nissan Chemical Industries, Ltd.	15,300	682,286
ORIX Corp.	111,800	1,965,294
Seven & i Holdings Co., Ltd.	43,100	1,894,397
Shimano Inc.	10,300	1,369,941
SoftBank Group Corp.	20,800	1,612,531
Suruga Bank Ltd.	38,600	525,401
		20,005,690

Luxembourg–1.95%
ArcelorMittal(a)	50,577	1,702,932

Netherlands–8.67%
Fugro N.V.(a)	27,924	439,843
Heineken N.V.	15,684	1,649,417
ING Groep N.V.	152,594	2,560,263
Philips Lighting N.V.	56,119	1,705,536
Randstad Holding N.V.	18,814	1,208,526
		7,563,585

Norway–0.86%
Orkla ASA	80,868	747,606

Singapore–2.09%
DBS Group Holdings Ltd.	78,760	1,819,585

South Africa–0.98%
Naspers Ltd.–Class N	3,517	858,083

South Korea–1.36%
Samsung Electronics Co., Ltd.	477	1,183,512

Spain–2.30%
CaixaBank S.A.	412,570	2,005,564

Sweden–1.43%
SSAB AB–Class B	89,990	404,483
Svenska Handelsbanken AB–Class A	75,774	846,019
		1,250,502

Switzerland–6.49%
ABB Ltd.	19,489	454,059
Glencore PLC	238,548	1,148,355
Novartis AG–ADR	19,308	1,480,730
UBS Group AG	153,377	2,576,955
		5,660,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Core Equity Fund

	Shares	Value
United Kingdom–10.95%
Liberty Global PLC–Series A(a)	42,441	$1,279,172
Rio Tinto PLC	29,181	1,581,052
Royal Dutch Shell PLC–Class A–ADR	48,529	3,392,177
St. James’s Place PLC	113,101	1,765,333
Vodafone Group PLC–ADR	52,189	1,534,878
		9,552,612

United States–2.74%
Carnival PLC	24,396	1,576,479
Tesla, Inc.(a)(c)	2,778	816,454
		2,392,933
Total Common Stocks & Other Equity Interests (Cost $84,059,738)		87,655,123

Money Market Funds–1.11%
Invesco Government & Agency Portfolio–Institutional Class, 1.61%(d)	584,813	584,813

	Shares	Value
Invesco Treasury Portfolio–Institutional Class, 1.62%(d)	389,876	$389,876
Total Money Market Funds (Cost $974,689)		974,689
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–101.60% (Cost $85,034,427)		88,629,812

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.01%
Invesco Government & Agency Portfolio–Institutional Class, 1.61% (Cost $1,750,216)(d)(e)	1,750,216	1,750,216
TOTAL INVESTMENTS IN SECURITIES–103.61% (Cost $86,784,643)		90,380,028
OTHER ASSETS LESS LIABILITIES–(3.61)%		(3,153,106)
NET ASSETS–100.00%		$87,226,922

Investment Abbreviations:

ADR	– American Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2018 was $1,133,548, which represented 1.30% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at April 30, 2018.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Total Investments

as of April 30, 2018

Financials	20.8%
Industrials	16.4
Information Technology	10.3
Consumer Discretionary	9.5
Materials	7.9
Consumer Staples	7.5
Energy	7.5
Health Care	6.2
Telecommunication Services	6.2
Utilities	3.1
Real Estate	1.6
Money Market Funds	3.0

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
05/14/2018	Goldman Sachs International	JPY	119,500,000	USD	1,105,397	$11,195
05/14/2018	JPMorgan Chase Bank, N.A.	JPY	119,500,000	USD	1,105,383	11,181
Total Forward Foreign Currency Contracts — Currency Risk						$22,376

Abbreviations:

JPY	– Japanese Yen
USD	– United States Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Core Equity Fund

Statement of Assets and Liabilities

April 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $84,059,738)*	$87,655,123
Investments in affiliated money market funds, at value and cost	2,724,905
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	22,376
Cash	34,401
Foreign currencies, at value (Cost $331,352)	326,485
Receivable for:
Fund shares sold	84,263
Dividends	370,331
Investment for trustee deferred compensation and retirement plans	103,730
Other assets	48,425
Total assets	91,370,039

Liabilities:
Payable for:
Investments purchased	789,221
Collateral upon return of securities loaned	1,750,216
Fund shares reacquired	1,383,784
Accrued fees to affiliates	56,536
Accrued trustees’ and officers’ fees and benefits	1,552
Accrued other operating expenses	47,911
Trustee deferred compensation and retirement plans	113,897
Total liabilities	4,143,117
Net assets applicable to shares outstanding	$87,226,922

Net assets consist of:
Shares of beneficial interest	$77,935,844
Undistributed net investment income	168,903
Undistributed net realized gain	5,511,615
Net unrealized appreciation	3,610,560
$87,226,922

Net Assets:
Class A	$41,187,094
Class C	$8,501,699
Class R	$1,762,678
Class Y	$6,950,734
Investor Class	$11,286,736
Class R5	$3,588,535
Class R6	$13,949,446

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	3,263,295
Class C	689,293
Class R	139,304
Class Y	541,511
Investor Class	879,667
Class R5	286,259
Class R6	1,112,991
Class A:
Net asset value per share	$12.62
Maximum offering price per share
(Net asset value of $12.62 ÷ 94.50%)	$13.35
Class C:
Net asset value and offering price per share	$12.33
Class R:
Net asset value and offering price per share	$12.65
Class Y:
Net asset value and offering price per share	$12.84
Investor Class:
Net asset value and offering price per share	$12.83
Class R5:
Net asset value and offering price per share	$12.54
Class R6:
Net asset value and offering price per share	$12.53

*	At April 30, 2018, securities with an aggregate value of $1,686,132 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Core Equity Fund

Statement of Operations

For the six months ended April 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $158,641)	$1,195,151
Dividends from affiliated money market funds (includes securities lending income of $24,142)	27,073
Total investment income	1,222,224

Expenses:
Advisory fees	342,486
Administrative services fees	24,794
Custodian fees	22,510
Distribution fees:
Class A	52,018
Class B	564
Class C	42,593
Class R	4,787
Investor Class	16,626
Transfer agent fees — A, B, C, R, Y, and Investor	94,848
Transfer agent fees — R6	284
Trustees’ and officers’ fees and benefits	11,182
Registration and filing fees	49,163
Reports to shareholders	13,336
Professional services fees	39,820
Other	7,600
Total expenses	722,611
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(209,131)
Net expenses	513,480
Net investment income	708,744

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	5,990,421
Foreign currencies	19,977
Forward foreign currency contracts	(80,842)
5,929,556
Change in net unrealized appreciation (depreciation) of:
Investment securities	(3,869,568)
Foreign currencies	(2,538)
Forward foreign currency contracts	(3,288)
(3,875,394)
Net realized and unrealized gain	2,054,162
Net increase in net assets resulting from operations	$2,762,906

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Core Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	April 30, 2018	October 31, 2017
Operations:
Net investment income	$708,744	$1,226,669
Net realized gain	5,929,556	2,728,384
Change in net unrealized appreciation (depreciation)	(3,875,394)	12,717,837
Net increase in net assets resulting from operations	2,762,906	16,672,890

Distributions to shareholders from net investment income:
Class A	(611,127)	(573,600)
Class B	(1,757)	(4,234)
Class C	(65,031)	(73,346)
Class R	(26,544)	(29,284)
Class Y	(104,011)	(70,887)
Investor Class	(211,282)	(163,931)
Class R5	(60,620)	(58,236)
Class R6	(271,337)	(528,244)
Total distributions from net investment income	(1,351,709)	(1,501,762)

Share transactions–net:
Class A	(309,799)	(1,021,487)
Class B	(270,639)	(348,771)
Class C	(131,680)	(1,546,870)
Class R	(495,969)	(341,800)
Class Y	637,032	1,862,390
Investor Class	(3,381,088)	2,133,336
Class R5	63,313	109,199
Class R6	(1,991,097)	(14,047,711)
Net increase (decrease) in net assets resulting from share transactions	(5,879,927)	(13,201,714)
Net increase (decrease) in net assets	(4,468,730)	1,969,414

Net assets:
Beginning of period	91,695,652	89,726,238
End of period (includes undistributed net investment income of $168,903 and $811,868, respectively)	$87,226,922	$91,695,652

Notes to Financial Statements

April 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Core Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of

9                         Invesco International Core Equity Fund

Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the

10                         Invesco International Core Equity Fund

Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from

11                         Invesco International Core Equity Fund

changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.75%
Next $500 million	0.65%
From $1 billion	0.55%
From $2 billion	0.45%
From $4 billion	0.40%
From $6 billion	0.375%
Over $8 billion	0.35%

For the six months ended April 30, 2018, the effective advisory fees incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through February 28, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.12%, 1.87%, 1.37%, 0.87%, 1.12%, 0.87% and 0.87%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 1.87% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

12                         Invesco International Core Equity Fund

For the six months ended April 30, 2018, the Adviser waived advisory fees of $114,000 and reimbursed class level expenses of $53,509, $145, $10,960, $2,463, $8,375, $17,112 and $284 of Class A, Class B, Class C, Class R, Class Y, Investor Class and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2018, IDI advised the Fund that IDI retained $4,599 in front-end sales commissions from the sale of Class A shares and $9 and $164 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

13                         Invesco International Core Equity Fund

During the six months ended April 30, 2018, there were transfers from Level 1 to Level 2 of $26,164,891 and from Level 2 to Level 1 of $6,357,139, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$1,034,452	$—	$—	$1,034,452
Australia	—	3,657,721	—	3,657,721
Brazil	1,519,439	—	—	1,519,439
Canada	1,914,506	—	—	1,914,506
China	705,280	—	—	705,280
France	—	3,731,239	—	3,731,239
Germany	764,489	9,064,935	—	9,829,424
Hong Kong	—	2,365,981	—	2,365,981
India	—	824,952	—	824,952
Ireland	—	1,647,991	—	1,647,991
Italy	—	5,681,435	—	5,681,435
Japan	10,829,164	9,176,526	—	20,005,690
Luxembourg	—	1,702,932	—	1,702,932
Netherlands	—	7,563,585	—	7,563,585
Norway	—	747,606	—	747,606
Singapore	—	1,819,585	—	1,819,585
South Africa	—	858,083	—	858,083
South Korea	—	1,183,512	—	1,183,512
Spain	—	2,005,564	—	2,005,564
Sweden	—	1,250,502	—	1,250,502
Switzerland	1,480,730	4,179,369	—	5,660,099
United Kingdom	6,206,227	3,346,385	—	9,552,612
United States	816,454	1,576,479	—	2,392,933
Money Market Funds	2,724,905	—	—	2,724,905
Total Investments in Securities	27,995,646	62,384,382	—	90,380,028
Other Investments — Assets*
Forward Foreign Currency Contracts	—	22,376	—	22,376
Total Investments	$27,995,646	$62,406,758	$—	$90,402,404

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2018:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$22,376
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$22,376

14                         Invesco International Core Equity Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2018.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Goldman Sachs International	$11,195	$—	$11,195	$—	$—	$11,195
JPMorgan Chase Bank, N.A.	11,181	—	11,181	—	—	11,181
Total	$22,376	$—	$22,376	$—	$—	$22,376

Effect of Derivative Investments for the six months ended April 30, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(80,842)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(3,288)
Total	$(84,130)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$4,243,613

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,283.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

15                         Invesco International Core Equity Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2017, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$391,634	$391,634

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2018 was $36,637,320 and $41,794,539, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$6,876,253
Aggregate unrealized (depreciation) of investments	(3,443,801)
Net unrealized appreciation of investments	$3,432,452

Cost of investments for tax purposes is $86,969,952.

16                         Invesco International Core Equity Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2018(a)		Year ended October 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	286,773	$3,662,437	720,845	$8,067,232
Class B(b)	—	—	1,448	16,380
Class C	78,784	985,378	187,997	2,063,192
Class R	13,415	170,885	60,563	678,559
Class Y	115,111	1,489,224	442,691	4,956,972
Investor Class	55,055	713,375	284,184	3,286,902
Class R5	242	3,048	4,215	51,028
Class R6	11,229	143,815	34,988	397,880

Issued as reinvestment of dividends:
Class A	46,778	583,327	51,545	543,286
Class B(b)	135	1,692	386	4,111
Class C	5,016	61,301	6,469	66,895
Class R	2,122	26,544	2,768	29,284
Class Y	5,843	74,031	4,870	52,160
Investor Class	16,305	206,747	14,687	157,440
Class R5	4,900	60,610	5,566	58,225
Class R6	21,936	271,337	50,501	528,244

Conversion of Class B shares to Class A shares:(c)
Class A	17,783	242,732	22,798	253,435
Class B	(17,784)	(242,732)	(22,679)	(253,435)

Reacquired:
Class A	(376,839)	(4,798,295)	(885,716)	(9,885,440)
Class B(b)	(2,252)	(29,599)	(10,444)	(115,827)
Class C	(95,007)	(1,178,359)	(335,099)	(3,676,957)
Class R	(53,163)	(693,398)	(94,225)	(1,049,643)
Class Y	(71,732)	(926,223)	(277,074)	(3,146,742)
Investor Class	(340,053)	(4,301,210)	(116,149)	(1,311,006)
Class R5	(28)	(345)	(4)	(54)
Class R6	(191,271)	(2,406,249)	(1,353,166)	(14,973,835)
Net increase (decrease) in share activity	(466,702)	$(5,879,927)	(1,198,035)	$(13,201,714)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 17% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 20% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Class B shares activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

17                         Invesco International Core Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/18	$12.43	$0.10	$0.28	$0.38	$(0.19)	$—	$(0.19)	$12.62	3.05%	$41,187	1.12	%(d)	1.64	%(d)	1.56	%(d)	40%
Year ended 10/31/17	10.48	0.15	1.97	2.12	(0.17)	—	(0.17)	12.43	20.54	40,865	1.15		1.70		1.38		61
Year ended 10/31/16	10.73	0.12	(0.26)	(0.14)	(0.11)	—	(0.11)	10.48	(1.26)	35,406	1.41		1.61		1.18		37
Year ended 10/31/15	11.37	0.13	(0.17)	(0.04)	(0.10)	(0.50)	(0.60)	10.73	(0.19)	40,161	1.61		1.61		1.19		63
Year ended 10/31/14	11.45	0.15	(0.04)	0.11	(0.19)	—	(0.19)	11.37	1.04	40,132	1.59		1.59		1.34		109
Year ended 10/31/13	9.87	0.13	1.63	1.76	(0.18)	—	(0.18)	11.45	18.11	42,703	1.65		1.65		1.20		25
Class B
Six months ended 04/30/18(e)	12.45	0.02	1.37	1.39	(0.09)	—	(0.09)	13.75	11.27	—	1.86	(d)	2.38	(d)	0.82	(d)	40
Year ended 10/31/17	10.49	0.07	1.98	2.05	(0.09)	—	(0.09)	12.45	19.67	248	1.90		2.45		0.63		61
Year ended 10/31/16	10.73	0.04	(0.26)	(0.22)	(0.02)	—	(0.02)	10.49	(2.01)	537	2.16		2.36		0.43		37
Year ended 10/31/15	11.38	0.05	(0.18)	(0.13)	(0.02)	(0.50)	(0.52)	10.73	(1.04)	945	2.36		2.36		0.44		63
Year ended 10/31/14	11.47	0.07	(0.05)	0.02	(0.11)	—	(0.11)	11.38	0.19	1,627	2.34		2.34		0.59		109
Year ended 10/31/13	9.87	0.05	1.65	1.70	(0.10)	—	(0.10)	11.47	17.35	2,488	2.40		2.40		0.45		25
Class C
Six months ended 04/30/18	12.10	0.05	0.27	0.32	(0.09)	—	(0.09)	12.33	2.69	8,502	1.87	(d)	2.39	(d)	0.81	(d)	40
Year ended 10/31/17	10.20	0.07	1.92	1.99	(0.09)	—	(0.09)	12.10	19.64	8,476	1.90		2.45		0.63		61
Year ended 10/31/16	10.44	0.04	(0.26)	(0.22)	(0.02)	—	(0.02)	10.20	(2.06)	8,581	2.16		2.36		0.43		37
Year ended 10/31/15	11.08	0.05	(0.17)	(0.12)	(0.02)	(0.50)	(0.52)	10.44	(0.97)	10,067	2.36		2.36		0.44		63
Year ended 10/31/14	11.16	0.07	(0.04)	0.03	(0.11)	—	(0.11)	11.08	0.29	10,837	2.34		2.34		0.59		109
Year ended 10/31/13	9.61	0.05	1.60	1.65	(0.10)	—	(0.10)	11.16	17.30	12,458	2.40		2.40		0.45		25
Class R
Six months ended 04/30/18	12.44	0.08	0.29	0.37	(0.16)	—	(0.16)	12.65	2.96	1,763	1.37	(d)	1.89	(d)	1.31	(d)	40
Year ended 10/31/17	10.49	0.12	1.97	2.09	(0.14)	—	(0.14)	12.44	20.21	2,201	1.40		1.95		1.13		61
Year ended 10/31/16	10.74	0.09	(0.26)	(0.17)	(0.08)	—	(0.08)	10.49	(1.54)	2,180	1.66		1.86		0.93		37
Year ended 10/31/15	11.38	0.10	(0.17)	(0.07)	(0.07)	(0.50)	(0.57)	10.74	(0.45)	1,799	1.86		1.86		0.94		63
Year ended 10/31/14	11.47	0.13	(0.06)	0.07	(0.16)	—	(0.16)	11.38	0.70	1,862	1.84		1.84		1.09		109
Year ended 10/31/13	9.88	0.10	1.65	1.75	(0.16)	—	(0.16)	11.47	17.87	2,016	1.90		1.90		0.95		25
Class Y
Six months ended 04/30/18	12.65	0.12	0.29	0.41	(0.22)	—	(0.22)	12.84	3.23	6,951	0.87	(d)	1.39	(d)	1.81	(d)	40
Year ended 10/31/17	10.66	0.19	2.00	2.19	(0.20)	—	(0.20)	12.65	20.88	6,226	0.90		1.45		1.63		61
Year ended 10/31/16	10.92	0.15	(0.27)	(0.12)	(0.14)	—	(0.14)	10.66	(1.06)	3,431	1.16		1.36		1.43		37
Year ended 10/31/15	11.56	0.16	(0.17)	(0.01)	(0.13)	(0.50)	(0.63)	10.92	0.05	3,017	1.36		1.36		1.44		63
Year ended 10/31/14	11.65	0.19	(0.06)	0.13	(0.22)	—	(0.22)	11.56	1.20	1,574	1.34		1.34		1.59		109
Year ended 10/31/13	10.03	0.16	1.67	1.83	(0.21)	—	(0.21)	11.65	18.53	1,284	1.40		1.40		1.45		25
Investor Class
Six months ended 04/30/18	12.63	0.10	0.29	0.39	(0.19)	—	(0.19)	12.83	3.08	11,287	1.12	(d)	1.64	(d)	1.56	(d)	40
Year ended 10/31/17	10.65	0.16	1.99	2.15	(0.17)	—	(0.17)	12.63	20.50	14,503	1.15		1.70		1.38		61
Year ended 10/31/16	10.90	0.12	(0.26)	(0.14)	(0.11)	—	(0.11)	10.65	(1.24)	10,280	1.41		1.61		1.18		37
Year ended 10/31/15	11.54	0.13	(0.17)	(0.04)	(0.10)	(0.50)	(0.60)	10.90	(0.19)	11,707	1.61		1.61		1.19		63
Year ended 10/31/14	11.63	0.16	(0.06)	0.10	(0.19)	—	(0.19)	11.54	0.94	12,821	1.59		1.59		1.34		109
Year ended 10/31/13	10.02	0.13	1.66	1.79	(0.18)	—	(0.18)	11.63	18.14	14,726	1.65		1.65		1.20		25
Class R5
Six months ended 04/30/18	12.36	0.11	0.29	0.40	(0.22)	—	(0.22)	12.54	3.22	3,589	0.87	(d)	1.12	(d)	1.81	(d)	40
Year ended 10/31/17	10.44	0.18	1.95	2.13	(0.21)	—	(0.21)	12.36	20.82	3,474	0.90		1.15		1.63		61
Year ended 10/31/16	10.71	0.16	(0.26)	(0.10)	(0.17)	—	(0.17)	10.44	(0.83)	2,832	1.03		1.04		1.56		37
Year ended 10/31/15	11.35	0.19	(0.17)	0.02	(0.16)	(0.50)	(0.66)	10.71	0.37	2,830	1.03		1.03		1.77		63
Year ended 10/31/14	11.45	0.22	(0.06)	0.16	(0.26)	—	(0.26)	11.35	1.51	3,127	1.01		1.01		1.92		109
Year ended 10/31/13	9.89	0.19	1.63	1.82	(0.26)	—	(0.26)	11.45	18.71	3,010	1.04		1.04		1.81		25
Class R6
Six months ended 04/30/18	12.35	0.11	0.29	0.40	(0.22)	—	(0.22)	12.53	3.23	13,949	0.87	(d)	1.12	(d)	1.81	(d)	40
Year ended 10/31/17	10.43	0.18	1.96	2.14	(0.22)	—	(0.22)	12.35	20.85	15,702	0.90		1.15		1.63		61
Year ended 10/31/16	10.71	0.16	(0.27)	(0.11)	(0.17)	—	(0.17)	10.43	(0.91)	26,480	1.02		1.03		1.57		37
Year ended 10/31/15	11.35	0.20	(0.17)	0.03	(0.17)	(0.50)	(0.67)	10.71	0.38	50,857	1.02		1.02		1.78		63
Year ended 10/31/14	11.45	0.22	(0.06)	0.16	(0.26)	—	(0.26)	11.35	1.52	56,760	1.00		1.00		1.93		109
Year ended 10/31/13	9.88	0.19	1.64	1.83	(0.26)	—	(0.26)	11.45	18.84	57,388	1.03		1.03		1.82		25

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $41,958, $237, $8,589, $1,931 $6,563, $13,411, $3,610 and $15,910 for Class A, Class B, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.
(e)	Reflects activity for the period November 1, 2017 through January 26, 2018 (date of conversion).

18                         Invesco International Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,030.50	$5.64	$1,019.24	$5.61	1.12%
C	1,000.00	1,026.90	9.40	1,015.52	9.35	1.87
R	1,000.00	1,029.60	6.89	1,018.00	6.85	1.37
Y	1,000.00	1,032.30	4.38	1,020.48	4.36	0.87
Investor Class	1,000.00	1,030.80	5.64	1,019.24	5.61	1.12
R5	1,000.00	1,032.20	4.38	1,020.48	4.36	0.87
R6	1,000.00	1,032.30	4.38	1,020.48	4.36	0.87

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2017 through April 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco International Core Equity Fund

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

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To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611	Invesco Distributors, Inc.	I-ICE-SAR-1	06072018	0752

Semiannual Report to Shareholders	April 30, 2018

Invesco International Growth Fund
Nasdaq:
A: AIIEX ∎ C: AIECX ∎ R: AIERX ∎ Y: AIIYX ∎ R5: AIEVX ∎ R6: IGFRX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/17 to 4/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.27%
Class C Shares	-0.64
Class R Shares	-0.41
Class Y Shares	-0.12
Class R5 Shares	-0.11
Class R6 Shares	-0.06
MSCI All Country World ex-U.S. Index▼ (Broad Market Index)	3.47
Custom Invesco International Growth Index∎ (Style-Specific Index)	3.15
Lipper International Large-Cap Growth Funds Index◆ (Peer Group Index)	2.79
Source(s): ▼FactSet Research Systems Inc.; ∎Invesco, FactSet Research Systems Inc.; ◆Lipper Inc.

The MSCI All Country World ex-U.S. Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Custom Invesco International Growth Index is composed of the MSCI EAFE Growth Index through February 28, 2013, and the MSCI All Country World ex-U.S. Growth Index thereafter.

    The Lipper International Large-Cap Growth Funds Index is an unmanaged index considered representative of international large-cap growth funds tracked by Lipper.

    The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country World ex-U.S. Growth Index is a market-capitalization weighted index that includes growth companies in developed and emerging markets throughout the world, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco International Growth Fund

Average Annual Total Returns
As of 4/30/18, including maximum applicable sales charges

Class A Shares
Inception (4/7/92)	7.30%
10 Years	2.87
5 Years	4.34
1 Year	3.05

Class C Shares
Inception (8/4/97)	4.52%
10 Years	2.68
5 Years	4.74
1 Year	7.23

Class R Shares
Inception (6/3/02)	6.89%
10 Years	3.20
5 Years	5.26
1 Year	8.77

Class Y Shares
10 Years	3.71%
5 Years	5.79
1 Year	9.34

Class R5 Shares
Inception (3/15/02)	7.62%
10 Years	3.84
5 Years	5.88
1 Year	9.41

Class R6 Shares
10 Years	3.70%
5 Years	5.97
1 Year	9.49

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that

Average Annual Total Returns
As of 3/31/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (4/7/92)	7.35%
10 Years	3.29
5 Years	4.84
1 year	6.38

Class C Shares
Inception (8/4/97)	4.58%
10 Years	3.10
5 Years	5.24
1 Year	10.74

Class R Shares
Inception (6/3/02)	6.99%
10 Years	3.63
5 Years	5.77
1 Year	12.34

Class Y Shares
10 Years	4.13%
5 Years	6.30
1 Year	12.89

Class R5 Shares
Inception (3/15/02)	7.71%
10 Years	4.27
5 Years	6.39
1 Year	12.94

Class R6 Shares
10 Years	4.12%
5 Years	6.48
1 Year	13.06

you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.32%, 2.07%, 1.57%, 1.07%, 0.99% and 0.90%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.33%, 2.08%, 1.58%, 1.08%, 1.00% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2019. See current prospectus for more information.

3                      Invesco International Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco International Growth Fund

Schedule of Investments

April 30, 2018

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–93.65%
Australia–4.73%
Amcor Ltd.	16,884,969	$174,213,256
Brambles Ltd.	19,676,804	145,803,005
CSL Ltd.	662,727	84,606,696
		404,622,957

Brazil–4.50%
B3 S.A. — Brasil, Bolsa, Balcão	21,033,102	151,587,220
Banco Bradesco S.A.–ADR	13,036,126	127,754,035
Kroton Educacional S.A.	26,458,036	106,255,050
		385,596,305

Canada–8.45%
Canadian National Railway Co.	1,217,848	94,082,719
Cenovus Energy Inc.	4,726,279	47,347,471
CGI Group Inc.–Class A(a)	4,142,116	240,066,550
Fairfax Financial Holdings Ltd.	71,451	39,564,941
Great-West Lifeco Inc.	2,705,426	72,140,478
PrairieSky Royalty Ltd.	4,852,037	107,608,860
Suncor Energy, Inc.	3,201,796	122,464,893
		723,275,912

China–3.53%
Baidu, Inc.–ADR(a)	330,774	82,991,197
Henan Shuanghui Investment & Development Co., Ltd.–Class A	16,243,400	64,300,251
Kweichow Moutai Co., Ltd.–Class A	990,726	103,970,644
Wuliangye Yibin Co., Ltd.–Class A	4,774,296	51,446,405
		302,708,497

Denmark–1.68%
Carlsberg A/S–Class B	1,291,016	144,339,467

France–7.89%
Essilor International S.A.	744,611	101,344,509
Pernod Ricard S.A.	936,017	155,263,163
Schneider Electric S.E.	2,360,568	213,247,438
Vinci S.A.	1,145,072	114,348,818
Vivendi S.A.	3,463,827	91,370,646
		675,574,574

Germany–10.52%
Allianz S.E.	847,374	200,476,965
Deutsche Boerse AG	2,024,977	272,477,452
Deutsche Post AG	3,004,376	130,838,516
GEA Group AG	1,665,415	65,082,181
SAP S.E.	2,080,609	231,920,558
		900,795,672

Hong Kong–3.38%
CK Hutchison Holdings Ltd.	13,429,323	158,609,504

	Shares	Value
Hong Kong–(continued)
Galaxy Entertainment Group Ltd.	14,956,090	$130,864,212
		289,473,716

Italy–2.32%
Intesa Sanpaolo S.p.A.	28,913,214	109,931,097
Mediobanca Banca di Credito Finanziario S.p.A.	7,301,909	88,591,670
		198,522,767

Japan–5.41%
Asahi Group Holdings, Ltd.	1,174,600	59,482,122
FANUC Corp.	346,612	74,699,769
Hoya Corp.	698,500	37,343,999
Japan Tobacco Inc.	1,844,900	49,556,795
Kao Corp.	1,331,900	95,701,377
Keyence Corp.	102,700	62,693,031
Yahoo! Japan Corp.	20,296,600	83,548,024
		463,025,117

Mexico–2.18%
Fomento Economico Mexicano, S.A.B. de C.V.–ADR(b)	1,930,451	186,597,394

Netherlands–3.01%
ING Groep N.V.	5,110,898	85,752,017
Wolters Kluwer N.V.	3,192,859	172,280,213
		258,032,230

Singapore–1.91%
United Overseas Bank Ltd.	7,236,166	163,456,415

South Korea–3.14%
NAVER Corp.	249,629	166,524,600
Samsung Electronics Co., Ltd.	41,183	102,181,499
		268,706,099

Spain–1.46%
Amadeus IT Group S.A.	1,718,289	125,231,687

Sweden–2.44%
Investor AB–Class B	4,812,605	208,866,511

Switzerland–5.76%
Cie Financiere Richemont S.A.	1,283,610	121,900,908
Julius Baer Group Ltd.	2,388,954	141,823,957
Kuehne + Nagel International AG	399,723	62,220,898
Novartis AG	1,193,942	91,833,444
UBS Group AG	4,468,451	75,076,419
		492,855,626

Taiwan–2.12%
Taiwan Semiconductor Manufacturing Co. Ltd.	23,925,887	181,256,177

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Growth Fund

	Shares	Value
Thailand–1.31%
Kasikornbank PCL–NVDR	18,191,900	$112,272,187

Turkey–1.00%
Akbank T.A.S.	41,354,676	85,754,552

United Kingdom–14.51%
British American Tobacco PLC	3,220,561	176,964,291
Compass Group PLC	6,674,089	143,325,794
Informa PLC	12,370,847	125,674,863
Lloyds Banking Group PLC	150,201,969	133,488,846
Reckitt Benckiser Group PLC	1,503,910	118,047,509
RELX PLC	7,820,175	167,036,099
Royal Dutch Shell PLC–Class B	2,388,301	85,308,393
Smith & Nephew PLC	3,933,139	75,440,465
Standard Life Aberdeen PLC	12,760,996	63,860,306
Unilever N.V.	2,678,279	152,800,761
		1,241,947,327

	Shares	Value
United States–2.40%
Broadcom Inc.	894,986	$205,327,688
Total Common Stocks & Other Equity Interests (Cost $5,720,214,313)		8,018,238,877

Money Market Funds–5.78%
Invesco Government & Agency Portfolio–Institutional Class, 1.61%(c)	175,354,558	175,354,558
Invesco Liquid Assets Portfolio–Institutional Class, 1.85%(c)	122,869,849	122,882,136
Invesco Treasury Portfolio–Institutional Class, 1.62%(c)	196,637,056	196,637,055
Total Money Market Funds (Cost $494,872,394)		494,873,749
TOTAL INVESTMENTS IN SECURITIES–99.43% (Cost $6,215,086,707)		8,513,112,626
OTHER ASSETS LESS LIABILITIES–0.57%		48,428,546
NET ASSETS–100.00%		$8,561,541,172

Investment Abbreviations:

ADR	– American Depositary Receipt
NVDR	– Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2018 represented 2.18% of the Fund’s Net Assets. See Note 4.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2018

Financials	24.9%
Information Technology	17.3
Industrials	16.3
Consumer Staples	15.9
Consumer Discretionary	8.4
Health Care	4.6
Energy	4.2
Materials	2.0
Money Market Funds Plus Other Assets Less Liabilities	6.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Growth Fund

Statement of Assets and Liabilities

April 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $5,574,315,702)	$7,831,641,483
Investments in affiliates, at value (Cost $640,771,005)	681,471,143
Foreign currencies, at value (Cost $7,876,057)	7,911,144
Receivable for:
Investments sold	8,741,721
Fund shares sold	12,806,566
Dividends	49,585,696
Investment for trustee deferred compensation and retirement plans	826,396
Other assets	108,482
Total assets	8,593,092,631

Liabilities:
Payable for:
Investments purchased	10,629,626
Fund shares reacquired	13,114,454
Accrued foreign taxes	2,977,139
Accrued fees to affiliates	2,955,184
Accrued trustees’ and officers’ fees and benefits	9,357
Accrued other operating expenses	926,323
Trustee deferred compensation and retirement plans	939,376
Total liabilities	31,551,459
Net assets applicable to shares outstanding	$8,561,541,172

Net assets consist of:
Shares of beneficial interest	$6,139,085,792
Undistributed net investment income	(62,527,498)
Undistributed net realized gain	187,386,220
Net unrealized appreciation	2,297,596,658
$8,561,541,172

Net Assets:
Class A	$2,114,134,108
Class C	$136,310,934
Class R	$82,965,504
Class Y	$2,360,133,359
Class R5	$1,512,384,358
Class R6	$2,355,612,909

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	59,408,447
Class C	4,171,184
Class R	2,360,139
Class Y	66,150,641
Class R5	41,837,420
Class R6	65,175,425
Class A:
Net asset value per share	$35.59
Maximum offering price per share
(Net asset value of $35.59 ÷ 94.50%)	$37.66
Class C:
Net asset value and offering price per share	$32.68
Class R:
Net asset value and offering price per share	$35.15
Class Y:
Net asset value and offering price per share	$35.68
Class R5:
Net asset value and offering price per share	$36.15
Class R6:
Net asset value and offering price per share	$36.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Growth Fund

Statement of Operations

For the six months ended April 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $8,864,004)	$100,378,368
Dividends from affiliated underlying funds	4,656,030
Total investment income	105,034,398

Expenses:
Advisory fees	36,971,437
Administrative services fees	370,096
Custodian fees	2,011,004
Distribution fees:
Class A	2,803,711
Class B	9,151
Class C	713,467
Class R	231,711
Transfer agent fees — A, B, C, R and Y	4,248,549
Transfer agent fees — R5	757,192
Transfer agent fees — R6	37,593
Trustees’ and officers’ fees and benefits	66,986
Registration and filing fees	119,279
Reports to shareholders	318,184
Professional services fees	96,056
Other	92,256
Total expenses	48,846,672
Less: Fees waived and expense offset arrangement(s)	(358,821)
Net expenses	48,487,851
Net investment income	56,546,547

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $668,080)	202,847,620
Foreign currencies	1,098,285
Forward foreign currency contracts	(3,939,750)
200,006,155
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $7,721,101)	(260,202,187)
Foreign currencies	(497,627)
(260,699,814)
Net realized and unrealized gain (loss)	(60,693,659)
Net increase (decrease) in net assets resulting from operations	$(4,147,112)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	April 30, 2018	October 31, 2017
Operations:
Net investment income	$56,546,547	$93,653,557
Net realized gain	200,006,155	180,026,266
Change in net unrealized appreciation (depreciation)	(260,699,814)	1,321,375,121
Net increase (decrease) in net assets resulting from operations	(4,147,112)	1,595,054,944

Distributions to shareholders from net investment income:
Class A	(37,101,178)	(27,628,111)
Class B	(37,996)	(35,931)
Class C	(1,430,500)	(670,741)
Class R	(1,385,828)	(945,197)
Class Y	(47,381,145)	(49,645,236)
Class R5	(30,535,460)	(22,279,476)
Class R6	(49,447,750)	(13,429,166)
Total distributions from net investment income	(167,319,857)	(114,633,858)

Distributions to shareholders from net realized gains:
Class A	(20,337,440)	—
Class B	(37,404)	—
Class C	(1,408,202)	—
Class R	(892,714)	—
Class Y	(22,475,870)	—
Class R5	(13,795,283)	—
Class R6	(21,257,548)	—
Total distributions from net realized gains	(80,204,461)	—

Share transactions–net:
Class A	(222,197,510)	(333,217,826)
Class B	(4,410,208)	(5,711,293)
Class C	(4,738,859)	(41,387,341)
Class R	(14,361,443)	(18,008,480)
Class Y	3,246,274	(1,566,263,920)
Class R5	14,664,842	(172,123,949)
Class R6	(978,957)	1,466,738,564
Net increase (decrease) in net assets resulting from share transactions	(228,775,861)	(669,974,245)
Net increase (decrease) in net assets	(480,447,291)	810,446,841

Net assets:
Beginning of period	9,041,988,463	8,231,541,622
End of period (includes undistributed net investment income of $(62,527,498) and $48,245,812, respectively)	$8,561,541,172	$9,041,988,463

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco International Growth Fund

Notes to Financial Statements

April 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares were permitted to continue to reinvest dividends and capital gains distributions in Class B shares until their conversion to Class A shares. Also, shareholders in Class B shares were able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they converted to Class A shares. Generally, Class B shares automatically converted to Class A shares on or about the month-end, which was at least eight years after the date of purchase. Redemptions of Class B shares prior to the conversion date were subject to a CDSC. Effective January 26, 2018, all of the Fund’s outstanding Class B shares were converted to Class A shares, in advance of their normally scheduled conversion. No CDSC was paid in connection with this early conversion.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends,

10                         Invesco International Growth Fund

bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for

11                         Invesco International Growth Fund

the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2018, the effective advisory fees incurred by the Fund was 0.83%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC. formerly Invesco PowerShares Capital Management LLC. and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of average daily net assets (the “expense limits”). Prior to their conversion to Class A shares, the expense limit for Class B shares was 3.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

12                         Invesco International Growth Fund

For the six months ended April 30, 2018, the Adviser waived advisory fees of $340,736.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to their conversion to Class A shares, the Fund paid an annual rate of 1.00% of the average daily net assets of Class B shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2018, IDI advised the Fund that IDI retained $179,559 in front-end sales commissions from the sale of Class A shares and $13,182 and $2,583 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

13                         Invesco International Growth Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period.

During the six months ended April 30, 2018, there were transfers from Level 1 to Level 2 of $3,445,762,058 and from Level 2 to Level 1 of $303,505,965, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$404,622,958	$—	$404,622,958
Brazil	385,596,304	—	—	385,596,304
Canada	723,275,912	—	—	723,275,912
China	82,991,197	219,717,300	—	302,708,497
Denmark	—	144,339,467	—	144,339,467
France	—	675,574,573	—	675,574,573
Germany	—	900,795,671	—	900,795,671
Hong Kong	—	289,473,716	—	289,473,716
Italy	—	198,522,768	—	198,522,768
Japan	362,988,087	100,037,031	—	463,025,118
Mexico	186,597,394	—	—	186,597,394
Netherlands	—	258,032,230	—	258,032,230
Singapore	—	163,456,415	—	163,456,415
South Korea	—	268,706,099	—	268,706,099
Spain	—	125,231,687	—	125,231,687
Sweden	—	208,866,511	—	208,866,511
Switzerland	—	492,855,627	—	492,855,627
Taiwan	—	181,256,177	—	181,256,177
Thailand	—	112,272,187	—	112,272,187
Turkey	—	85,754,551	—	85,754,551
United Kingdom	261,373,303	980,574,024	—	1,241,947,327
United States	205,327,688	—	—	205,327,688
Money Market Funds	494,873,749	—	—	494,873,749
Total Investments	$2,703,023,634	$5,810,088,992	$—	$8,513,112,626

NOTE 4—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the six months ended April 30, 2018.

	Value 10/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 04/30/18	Dividend Income
Fomento Economico Mexicano, S.A.B. de C.V.–ADR	$169,397,075	$—	$—	$17,200,319	$—	$186,597,394	$1,301,690

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $18,085.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

14                         Invesco International Growth Fund

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2017.

NOTE 9—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2018 was $897,552,153 and $1,131,707,427, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,341,574,906
Aggregate unrealized (depreciation) of investments	(174,291,299)
Net unrealized appreciation of investments	$2,167,283,607

Cost of investments for tax purposes is $6,345,829,019.

15                         Invesco International Growth Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2018(a)		Year ended October 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	3,768,294	$137,468,195	12,983,113	$423,638,599
Class B(b)	354	11,918	8,187	247,396
Class C	356,683	12,000,933	685,508	21,119,815
Class R	148,924	5,329,539	647,507	20,810,359
Class Y	9,167,098	335,973,050	32,886,582	1,072,820,733
Class R5	5,097,582	188,983,492	10,421,664	355,414,167
Class R6	4,749,690	175,686,417	49,385,341	1,761,328,209

Issued as reinvestment of dividends:
Class A	1,483,087	53,124,181	842,332	25,758,523
Class B(b)	2,185	71,993	1,213	34,167
Class C	75,114	2,478,022	21,338	602,172
Class R	113,516	4,070,678	30,888	934,381
Class Y	1,172,752	42,078,090	1,191,781	36,504,264
Class R5	939,342	34,132,862	634,137	19,670,913
Class R6	1,901,530	69,063,564	411,731	12,767,796

Automatic conversion of Class B shares to Class A shares:(c)
Class A	81,236	3,126,762	125,057	4,145,195
Class B	(88,661)	(3,126,762)	(136,169)	(4,145,195)

Reacquired:
Class A	(11,382,584)	(415,916,648)	(24,125,018)	(786,760,143)
Class B(b)	(39,709)	(1,367,357)	(62,190)	(1,847,661)
Class C	(574,074)	(19,217,814)	(2,079,262)	(63,109,328)
Class R	(658,155)	(23,761,660)	(1,226,772)	(39,753,220)
Class Y	(10,239,637)	(374,804,866)	(77,641,209)	(2,675,588,917)
Class R5	(5,640,979)	(208,451,512)	(16,517,745)	(547,209,029)
Class R6	(6,632,670)	(245,728,938)	(8,997,822)	(307,357,441)
Net increase (decrease) in share activity	(6,199,082)	$(228,775,861)	(20,509,808)	$(669,974,245)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Class B shares activity for the period November 1, 2017 through January 26, 2018 (date of conversion).
(c)	Effective as of the close of business January 26, 2018, all outstanding Class B shares were converted to Class A shares.

16                         Invesco International Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/18	$36.61	$0.19	$(0.28)	$(0.09)	$(0.60)	$(0.33)	$(0.93)	$35.59	(0.27)%	$2,114,134	1.31	%(d)	1.32	%(d)	1.05	%(d)	11%
Year ended 10/31/17	30.83	0.30	5.85	6.15	(0.37)	—	(0.37)	36.61	20.19	2,396,149	1.31		1.32		0.89		25
Year ended 10/31/16	31.91	0.36	(1.06)	(0.70)	(0.38)	—	(0.38)	30.83	(2.16)	2,332,125	1.31		1.32		1.15		12
Year ended 10/31/15	34.24	0.37	(1.13)	(0.76)	(0.46)	(1.11)	(1.57)	31.91	(2.19)	2,725,649	1.30		1.31		1.11		20
Year ended 10/31/14	33.30	0.45	0.85	1.30	(0.36)	—	(0.36)	34.24	3.98	2,810,473	1.32		1.33		1.32		18
Year ended 10/31/13	27.96	0.26	5.37	5.63	(0.29)	—	(0.29)	33.30	20.31	2,662,962	1.33		1.34		0.87		21
Class B
Six months ended 4/30/18(e)	33.51	0.02	2.50	2.52	(0.33)	(0.33)	(0.66)	35.37	7.67	—	2.06	(d)	2.07	(d)	0.30	(d)	11
Year ended 10/31/17	28.22	0.04	5.37	5.41	(0.12)	—	(0.12)	33.51	19.26	4,217	2.06		2.07		0.14		25
Year ended 10/31/16	29.22	0.11	(0.95)	(0.84)	(0.16)	—	(0.16)	28.22	(2.89)	8,884	2.06		2.07		0.40		12
Year ended 10/31/15	31.51	0.11	(1.03)	(0.92)	(0.26)	(1.11)	(1.37)	29.22	(2.90)	16,818	2.05		2.06		0.36		20
Year ended 10/31/14	30.69	0.17	0.80	0.97	(0.15)	—	(0.15)	31.51	3.18	27,855	2.07		2.08		0.57		18
Year ended 10/31/13	25.81	0.03	4.96	4.99	(0.11)	—	(0.11)	30.69	19.41	38,858	2.08		2.09		0.12		21
Class C
Six months ended 04/30/18	33.55	0.05	(0.26)	(0.21)	(0.33)	(0.33)	(0.66)	32.68	(0.64)	136,311	2.06	(d)	2.07	(d)	0.30	(d)	11
Year ended 10/31/17	28.25	0.04	5.38	5.42	(0.12)	—	(0.12)	33.55	19.28	144,710	2.06		2.07		0.14		25
Year ended 10/31/16	29.25	0.11	(0.95)	(0.84)	(0.16)	—	(0.16)	28.25	(2.88)	160,642	2.06		2.07		0.40		12
Year ended 10/31/15	31.55	0.11	(1.04)	(0.93)	(0.26)	(1.11)	(1.37)	29.25	(2.93)	198,692	2.05		2.06		0.36		20
Year ended 10/31/14	30.72	0.18	0.80	0.98	(0.15)	—	(0.15)	31.55	3.21	181,679	2.07		2.08		0.57		18
Year ended 10/31/13	25.83	0.03	4.97	5.00	(0.11)	—	(0.11)	30.72	19.44	154,313	2.08		2.09		0.12		21
Class R
Six months ended 04/30/18	36.13	0.14	(0.28)	(0.14)	(0.51)	(0.33)	(0.84)	35.15	(0.41)	82,966	1.56	(d)	1.57	(d)	0.80	(d)	11
Year ended 10/31/17	30.41	0.21	5.80	6.01	(0.29)	—	(0.29)	36.13	19.94	99,556	1.56		1.57		0.64		25
Year ended 10/31/16	31.49	0.28	(1.05)	(0.77)	(0.31)	—	(0.31)	30.41	(2.44)	100,493	1.56		1.57		0.90		12
Year ended 10/31/15	33.83	0.28	(1.11)	(0.83)	(0.40)	(1.11)	(1.51)	31.49	(2.45)	116,738	1.55		1.56		0.86		20
Year ended 10/31/14	32.91	0.36	0.85	1.21	(0.29)	—	(0.29)	33.83	3.73	102,126	1.57		1.58		1.07		18
Year ended 10/31/13	27.64	0.19	5.31	5.50	(0.23)	—	(0.23)	32.91	20.03	104,712	1.58		1.59		0.62		21
Class Y
Six months ended 04/30/18	36.75	0.24	(0.29)	(0.05)	(0.69)	(0.33)	(1.02)	35.68	(0.15)	2,360,133	1.06	(d)	1.07	(d)	1.30	(d)	11
Year ended 10/31/17	30.96	0.38	5.87	6.25	(0.46)	—	(0.46)	36.75	20.47	2,427,028	1.06		1.07		1.14		25
Year ended 10/31/16	32.04	0.44	(1.05)	(0.61)	(0.47)	—	(0.47)	30.96	(1.89)	3,393,370	1.06		1.07		1.40		12
Year ended 10/31/15	34.37	0.45	(1.14)	(0.69)	(0.53)	(1.11)	(1.64)	32.04	(1.96)	3,449,499	1.05		1.06		1.36		20
Year ended 10/31/14	33.42	0.54	0.85	1.39	(0.44)	—	(0.44)	34.37	4.25	3,118,319	1.07		1.08		1.57		18
Year ended 10/31/13	28.05	0.34	5.37	5.71	(0.34)	—	(0.34)	33.42	20.59	2,188,960	1.08		1.09		1.12		21
Class R5
Six months ended 04/30/18	37.24	0.25	(0.28)	(0.03)	(0.73)	(0.33)	(1.06)	36.15	(0.11)	1,512,384	0.99	(d)	1.00	(d)	1.37	(d)	11
Year ended 10/31/17	31.37	0.41	5.95	6.36	(0.49)	—	(0.49)	37.24	20.57	1,543,192	0.98		0.99		1.22		25
Year ended 10/31/16	32.47	0.47	(1.08)	(0.61)	(0.49)	—	(0.49)	31.37	(1.85)	1,471,592	0.97		0.98		1.49		12
Year ended 10/31/15	34.80	0.48	(1.15)	(0.67)	(0.55)	(1.11)	(1.66)	32.47	(1.86)	1,721,004	0.97		0.98		1.44		20
Year ended 10/31/14	33.84	0.58	0.86	1.44	(0.48)	—	(0.48)	34.80	4.34	1,953,559	0.97		0.98		1.67		18
Year ended 10/31/13	28.39	0.38	5.44	5.82	(0.37)	—	(0.37)	33.84	20.74	1,899,117	0.97		0.98		1.23		21
Class R6
Six months ended 04/30/18	37.25	0.27	(0.29)	(0.02)	(0.76)	(0.33)	(1.09)	36.14	(0.06)	2,355,613	0.89	(d)	0.90	(d)	1.47	(d)	11
Year ended 10/31/17	31.38	0.45	5.94	6.39	(0.52)	—	(0.52)	37.25	20.68	2,427,136	0.89		0.90		1.31		25
Year ended 10/31/16	32.48	0.50	(1.08)	(0.58)	(0.52)	—	(0.52)	31.38	(1.76)	764,437	0.88		0.89		1.58		12
Year ended 10/31/15	34.80	0.51	(1.14)	(0.63)	(0.58)	(1.11)	(1.69)	32.48	(1.77)	769,302	0.89		0.90		1.52		20
Year ended 10/31/14	33.84	0.60	0.86	1.46	(0.50)	—	(0.50)	34.80	4.42	375,449	0.90		0.91		1.74		18
Year ended 10/31/13	28.38	0.40	5.45	5.85	(0.39)	—	(0.39)	33.84	20.85	299,898	0.90		0.91		1.30		21

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,261,549, $3,843, $143,876, $93,452, $2,468,250, $1,567,615 and $2,427,506 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Reflects activity for the period November 1, 2017 through January 26, 2018 (date of conversion).

17                         Invesco International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$997.30	$6.49	$1,018.30	$6.56	1.31%
C	1,000.00	993.60	10.18	1,014.58	10.29	2.06
R	1,000.00	995.90	7.72	1,017.06	7.80	1.56
Y	1,000.00	998.80	5.25	1,019.54	5.31	1.06
R5	1,000.00	998.90	4.91	1,019.89	4.96	0.99
R6	1,000.00	999.40	4.41	1,020.38	4.46	0.89

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2017 through April 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco International Growth Fund

Explore High-Conviction Investing with Invesco

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611                      Invesco Distributors, Inc.                                                                                    IGR-SAR-1            06152018      0853

Semiannual Report to Shareholders	April 30, 2018

Invesco Select Opportunities Fund
Nasdaq:
A: IZSAX ∎ C: IZSCX ∎ R: IZSRX ∎ Y: IZSYX ∎ R5: IZSIX ∎ R6: IZFSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/17 to 4/30/18, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.01%
Class C Shares	0.72
Class R Shares	0.90
Class Y Shares	1.19
Class R5 Shares	1.19
Class R6 Shares	1.19
MSCI World Index▼ (Broad Market Index)	3.40
MSCI All Country World Small Cap Index▼ (Style-Specific Index)	4.26
Lipper Global Small/Mid-Cap Funds Classification Average∎ (Peer Group)	5.22
Source(s): ▼FactSet Research Systems Inc.; ∎Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI All Country World Small Cap Index is an unmanaged index considered representative of small-cap stocks across developed and emerging market countries.

    The Lipper Global Small/Mid-Cap Funds Classification Average represents an average of all funds in the Lipper Global Small/Mid-Cap Funds classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                      Invesco Select Opportunities Fund

Average Annual Total Returns
As of 4/30/18, including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	8.85%
5 Years	5.70
1 Year	0.31

Class C Shares
Inception (8/3/12)	9.13%
5 Years	6.11
1 Year	4.43

Class R Shares
Inception (8/3/12)	9.66%
5 Years	6.66
1 Year	5.91

Class Y Shares
Inception (8/3/12)	10.21%
5 Years	7.17
1 Year	6.44

Class R5 Shares
Inception (8/3/12)	10.22%
5 Years	7.18
1 Year	6.50

Class R6 Shares
Inception	10.21%
5 Years	7.19
1 Year	6.51

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.03%, 1.78%, 1.28%,

Average Annual Total Returns
As of 3/31/18, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/3/12)	9.37%
5 Years	6.49
1 Year	4.02

Class C Shares
Inception (8/3/12)	9.66%
5 Years	6.89
1 Year	8.28

Class R Shares
Inception (8/3/12)	10.20%
5 Years	7.44
1 Year	9.83

Class Y Shares
Inception (8/3/12)	10.74%
5 Years	7.96
1 Year	10.35

Class R5 Shares
Inception (8/3/12)	10.76%
5 Years	7.98
1 Year	10.42

Class R6 Shares
Inception	10.74%
5 Years	7.96
1 Year	10.43

0.78%, 0.78% and 0.78%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.75%, 2.50%, 2.00%, 1.50%, 1.40% and 1.40%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2019. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2020. See current prospectus for more information.

3                      Invesco Select Opportunities Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds, including performance, holdings and portfolio manager commentaries. You can access information about your account by completing a simple, secure online registration. To do so, select “Log In” on the right side of the homepage, and then select “Register for Individual Account Access.”

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

4                      Invesco Select Opportunities Fund

Schedule of Investments

April 30, 2018

(Unaudited)

	Shares	Value
Common Stocks–88.69%
Australia–3.28%
National Veterinary Care Ltd.	969,397	$1,758,493

Brazil–1.86%
Arcos Dorados Holdings, Inc.–Class A	109,492	996,377

China–2.33%
Hollysys Automation Technologies Ltd.	56,571	1,247,956

France–6.76%
Ipsos	37,559	1,426,034
Vicat S.A.	29,863	2,197,446
		3,623,480

Hong Kong–1.46%
Clear Media Ltd.(a)	1,134,000	780,216

Israel–1.88%
Sarine Technologies Ltd.	1,272,629	1,005,613

Monaco–4.98%
GasLog Ltd.	158,307	2,667,473

Netherlands–4.36%
SBM Offshore N.V.	139,513	2,336,594

Poland–3.76%
Inter Cars SA	29,532	2,013,655

United Kingdom–12.56%
DCC PLC	5,015	482,362
DFS Furniture PLC	570,508	1,786,697
Equiniti Group PLC–REGS(b)	327,653	1,237,797
Howden Joinery Group PLC	234,448	1,538,507
Jardine Lloyd Thompson Group PLC	99,989	1,682,020
		6,727,383

	Shares	Value
United States–45.46%
Alliance Data Systems Corp.	6,575	$1,335,054
Axalta Coating Systems Ltd.(c)	53,898	1,665,448
Booz Allen Hamilton Holding Corp.	57,390	2,274,366
CommScope Holding Co., Inc.(c)	63,769	2,437,251
Encore Capital Group, Inc.(c)	71,866	3,205,224
Global Payments Inc.	25,593	2,893,289
ION Geophysical Corp.(c)	5,474	157,651
Liberty Broadband Corp.–Class A(c)	8,276	583,292
Nuance Communications, Inc.(c)	111,642	1,643,370
Performant Financial Corp.(c)	465,586	1,406,070
Regal-Beloit Corp.	14,900	1,060,880
Sabre Corp.	84,927	1,752,893
Spirit Airlines, Inc.(c)	74,326	2,654,925
TiVo Corp.	90,707	1,283,504
		24,353,217
Total Common Stocks (Cost $41,907,904)		47,510,457

Money Market Funds–8.27%
Invesco Government & Agency Portfolio–Institutional Class, 1.61%(d)	1,551,579	1,551,579
Invesco Liquid Assets Portfolio–Institutional Class, 1.85%(d)	1,108,138	1,108,249
Invesco Treasury Portfolio–Institutional Class, 1.62%(d)	1,773,234	1,773,234
Total Money Market Funds (Cost $4,433,062)		4,433,062
TOTAL INVESTMENTS IN SECURITIES–96.96% (Cost $46,340,966)		51,943,519
OTHER ASSETS LESS LIABILITIES–3.04%		1,627,588
NET ASSETS–100.00%		$53,571,107

Investment Abbreviations:

REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2018 represented 2.31% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of April 30, 2018.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2018

Information Technology	30.1%
Industrials	15.2
Consumer Discretionary	14.2
Energy	9.6
Financials	9.1
Materials	7.2
Health Care	3.3
Money Market Funds Plus Other Assets Less Liabilities	11.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Select Opportunities Fund

Statement of Assets and Liabilities

April 30, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $41,907,904)	$47,510,457
Investments in affiliated money market funds, at value and cost	4,433,062
Foreign currencies, at value (Cost $1,568,340)	1,573,642
Receivable for:
Fund shares sold	110,776
Dividends	99,418
Fund expenses absorbed	7,409
Investment for trustee deferred compensation and retirement plans	16,797
Other assets	22,445
Total assets	53,774,006

Liabilities:
Payable for:
Fund shares reacquired	111,055
Accrued fees to affiliates	27,768
Accrued trustees’ and officers’ fees and benefits	1,634
Accrued other operating expenses	45,484
Trustee deferred compensation and retirement plans	16,958
Total liabilities	202,899
Net assets applicable to shares outstanding	$53,571,107

Net assets consist of:
Shares of beneficial interest	$48,165,317
Undistributed net investment income	32,809
Undistributed net realized gain (loss)	(233,062)
Net unrealized appreciation	5,606,043
$53,571,107

Net Assets:
Class A	$17,932,620
Class C	$10,670,467
Class R	$344,756
Class Y	$24,592,045
Class R5	$16,222
Class R6	$14,997

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	1,121,991
Class C	695,332
Class R	21,855
Class Y	1,517,965
Class R5	1,001
Class R6	926
Class A:
Net asset value per share	$15.98
Maximum offering price per share
(Net asset value of $15.98 ÷ 94.50%)	$16.91
Class C:
Net asset value and offering price per share	$15.35
Class R:
Net asset value and offering price per share	$15.77
Class Y:
Net asset value and offering price per share	$16.20
Class R5:
Net asset value and offering price per share	$16.21
Class R6:
Net asset value and offering price per share	$16.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Select Opportunities Fund

Statement of Operations

For the six months ended April 30, 2018

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $18,442)	$335,964
Dividends from affiliated money market funds	14,268
Total investment income	350,232

Expenses:
Advisory fees	217,134
Administrative services fees	24,794
Custodian fees	10,127
Distribution fees:
Class A	24,024
Class C	72,022
Class R	890
Transfer agent fees — A, C, R and Y	46,495
Transfer agent fees — R5	5
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	11,272
Registration and filing fees	40,723
Reports to shareholders	10,266
Professional services fees	31,405
Other	6,907
Total expenses	496,069
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(191,197)
Net expenses	304,872
Net investment income	45,360

Realized and unrealized gain from:
Net realized gain from:
Investment securities	3,260,919
Foreign currencies	35,402
3,296,321
Change in net unrealized appreciation (depreciation) of:
Investment securities	(2,810,550)
Foreign currencies	(1,163)
(2,811,713)
Net realized and unrealized gain	484,608
Net increase in net assets resulting from operations	$529,968

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Select Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2018 and the year ended October 31, 2017

(Unaudited)

	April 30, 2018	October 31, 2017
Operations:
Net investment income	$45,360	$43,812
Net realized gain	3,296,321	3,172,732
Change in net unrealized appreciation (depreciation)	(2,811,713)	6,448,810
Net increase in net assets resulting from operations	529,968	9,665,354

Share transactions–net:
Class A	(1,663,064)	(3,796,902)
Class C	(8,261,100)	(3,979,710)
Class R	(43,740)	40,074
Class Y	10,236,912	5,038,469
Net increase (decrease) in net assets resulting from share transactions	269,008	(2,698,069)
Net increase in net assets	798,976	6,967,285

Net assets:
Beginning of period	52,772,131	45,804,846
End of period (includes undistributed net investment income of $32,809 and $(12,551), respectively)	$53,571,107	$52,772,131

Notes to Financial Statements

April 30, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Select Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than

8                         Invesco Select Opportunities Fund

institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

9                         Invesco Select Opportunities Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.80%
Next $250 million	0.78%
Next $500 million	0.76%
Next $1.5 billion	0.74%
Next $2.5 billion	0.72%
Next $2.5 billion	0.70%
Next $2.5 billion	0.68%
Over $10 billion	0.66%

10                         Invesco Select Opportunities Fund

For the six months ended April 30, 2018, the effective advisory fees incurred by the Fund was 0.80%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC, formerly Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through February 28, 2019, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively, of average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2018, the Adviser waived advisory fees of $144,693 and reimbursed class level expenses of $16,228, $12,162, $300, $17,117, $5, and $5 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2018, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2018, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2018, IDI advised the Fund that IDI retained $1,140 in front-end sales commissions from the sale of $89 from Class C shares, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

11                         Invesco Select Opportunities Fund

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended April 30, 2018, there were transfers from Level 1 to Level 2 of $9,693,888, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$1,758,493	$—	$—	$1,758,493
Brazil	996,377	—	—	996,377
China	1,247,956	—	—	1,247,956
France	—	3,623,480	—	3,623,480
Hong Kong	—	—	780,216	780,216
Israel	—	1,005,613	—	1,005,613
Monaco	2,667,473	—	—	2,667,473
Netherlands	—	2,336,594	—	2,336,594
Poland	—	2,013,655	—	2,013,655
United Kingdom	5,007,224	1,720,159	—	6,727,383
United States	24,353,217	—	—	24,353,217
Money Market Funds	4,433,062	—	—	4,433,062
Total Investments	$40,463,802	$10,699,501	$780,216	$51,943,519

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2018, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $687.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$2,756,344	$681,154	$3,437,498

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

12                         Invesco Select Opportunities Fund

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2018 was $4,709,547 and $7,057,694, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$8,882,205
Aggregate unrealized (depreciation) of investments	(3,371,538)
Net unrealized appreciation of investments	$5,510,667

Cost of investments for tax purposes is $46,432,852.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2018(a)		Year ended October 31, 2017
	Shares	Amount	Shares	Amount
Sold:
Class A	67,076	$1,110,884	260,292	$3,743,334
Class C	29,308	460,007	121,247	1,714,795
Class R	683	10,953	5,613	82,792
Class Y	744,860	12,372,180	839,350	12,577,285

Reacquired:
Class A	(168,394)	(2,773,948)	(517,002)	(7,540,236)
Class C	(552,405)	(8,721,107)	(393,179)	(5,694,505)
Class R	(3,465)	(54,693)	(2,897)	(42,718)
Class Y	(127,946)	(2,135,268)	(496,812)	(7,538,816)
Net increase (decrease) in share activity	(10,283)	$269,008	(183,388)	$(2,698,069)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13                         Invesco Select Opportunities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/18	$15.82	$0.02	$0.14	$0.16	$—	$—	$—	$15.98	1.01%	$17,933	1.02	%(d)	1.72	%(d)	0.27	%(d)	9%
Year ended 10/31/17	13.03	0.05	2.74	2.79	—	—	—	15.82	21.41	19,351	1.08		1.73		0.33		30
Year ended 10/31/16	12.96	(0.04)	0.42	0.38	—	(0.31)	(0.31)	13.03	3.12	19,288	1.49		1.78		(0.32)		26
Year ended 10/31/15	14.55	(0.06)	(1.25)	(1.31)	—	(0.28)	(0.28)	12.96	(9.07)	19,719	1.48		1.71		(0.40)		18
Year ended 10/31/14	13.70	0.02	1.02	1.04	(0.07)	(0.12)	(0.19)	14.55	7.64	21,652	1.47		2.24		0.11		13
Year ended 10/31/13	10.63	0.11 (e)	3.13	3.24	(0.08)	(0.09)	(0.17)	13.70	30.84	5,019	1.47		6.17		0.84	(e)	10
Class C
Six months ended 04/30/18	15.24	(0.04)	0.15	0.11	—	—	—	15.35	0.72	10,670	1.77	(d)	2.47	(d)	(0.48	)(d)	9
Year ended 10/31/17	12.65	(0.06)	2.65	2.59	—	—	—	15.24	20.47	18,575	1.83		2.48		(0.42)		30
Year ended 10/31/16	12.68	(0.13)	0.41	0.28	—	(0.31)	(0.31)	12.65	2.38	18,859	2.24		2.53		(1.07)		26
Year ended 10/31/15	14.35	(0.16)	(1.23)	(1.39)	—	(0.28)	(0.28)	12.68	(9.77)	14,226	2.23		2.46		(1.15)		18
Year ended 10/31/14	13.59	(0.10)	1.02	0.92	(0.04)	(0.12)	(0.16)	14.35	6.83	4,331	2.22		2.99		(0.64)		13
Year ended 10/31/13	10.62	0.01 (e)	3.12	3.13	(0.07)	(0.09)	(0.16)	13.59	29.87	527	2.22		6.92		0.09	(e)	10
Class R
Six months ended 04/30/18	15.63	0.00	0.14	0.14	—	—	—	15.77	0.90	345	1.27	(d)	1.97	(d)	0.02	(d)	9
Year ended 10/31/17	12.91	0.01	2.71	2.72	—	—	—	15.63	21.07	385	1.33		1.98		0.08		30
Year ended 10/31/16	12.87	(0.07)	0.42	0.35	—	(0.31)	(0.31)	12.91	2.90	283	1.74		2.03		(0.57)		26
Year ended 10/31/15	14.49	(0.09)	(1.25)	(1.34)	—	(0.28)	(0.28)	12.87	(9.32)	279	1.73		1.96		(0.65)		18
Year ended 10/31/14	13.66	(0.02)	1.02	1.00	(0.05)	(0.12)	(0.17)	14.49	7.44	124	1.72		2.49		(0.14)		13
Year ended 10/31/13	10.63	0.07 (e)	3.12	3.19	(0.07)	(0.09)	(0.16)	13.66	30.44	68	1.72		6.42		0.59	(e)	10
Class Y
Six months ended 04/30/18	16.01	0.04	0.15	0.19	—	—	—	16.20	1.19	24,592	0.77	(d)	1.47	(d)	0.52	(d)	9
Year ended 10/31/17	13.16	0.09	2.76	2.85	—	—	—	16.01	21.66	14,430	0.83		1.48		0.58		30
Year ended 10/31/16	13.05	(0.01)	0.43	0.42	—	(0.31)	(0.31)	13.16	3.41	7,350	1.24		1.53		(0.07)		26
Year ended 10/31/15	14.61	(0.02)	(1.26)	(1.28)	—	(0.28)	(0.28)	13.05	(8.82)	25,663	1.23		1.46		(0.15)		18
Year ended 10/31/14	13.74	0.05	1.02	1.07	(0.08)	(0.12)	(0.20)	14.61	7.88	22,869	1.22		1.99		0.36		13
Year ended 10/31/13	10.64	0.14 (e)	3.13	3.27	(0.08)	(0.09)	(0.17)	13.74	31.11	3,610	1.22		5.92		1.09	(e)	10
Class R5
Six months ended 04/30/18	16.02	0.04	0.15	0.19	—	—	—	16.21	1.19	16	0.77	(d)	1.36	(d)	0.52	(d)	9
Year ended 10/31/17	13.17	0.09	2.76	2.85	—	—	—	16.02	21.64	16	0.83		1.38		0.58		30
Year ended 10/31/16	13.05	(0.01)	0.44	0.43	—	(0.31)	(0.31)	13.17	3.49	13	1.24		1.43		(0.07)		26
Year ended 10/31/15	14.62	(0.02)	(1.27)	(1.29)	—	(0.28)	(0.28)	13.05	(8.89)	13	1.23		1.32		(0.15)		18
Year ended 10/31/14	13.74	0.05	1.03	1.08	(0.08)	(0.12)	(0.20)	14.62	7.96	15	1.22		1.87		0.36		13
Year ended 10/31/13	10.64	0.14 (e)	3.13	3.27	(0.08)	(0.09)	(0.17)	13.74	31.12	46	1.22		5.90		1.09	(e)	10
Class R6
Six months ended 04/30/18	16.01	0.04	0.15	0.19	—	—	—	16.20	1.19	15	0.77	(d)	1.36	(d)	0.52	(d)	9
Year ended 10/31/17	13.16	0.09	2.76	2.85	—	—	—	16.01	21.66	15	0.83		1.38		0.58		30
Year ended 10/31/16	13.05	(0.01)	0.43	0.42	—	(0.31)	(0.31)	13.16	3.41	12	1.24		1.43		(0.07)		26
Year ended 10/31/15	14.61	(0.02)	(1.26)	(1.28)	—	(0.28)	(0.28)	13.05	(8.82)	12	1.23		1.32		(0.15)		18
Year ended 10/31/14	13.73	0.05	1.03	1.08	(0.08)	(0.12)	(0.20)	14.61	7.96	14	1.22		1.83		0.36		13
Year ended 10/31/13	10.64	0.13 (e)	3.13	3.26	(0.08)	(0.09)	(0.17)	13.73	31.02	13	1.22		5.89		1.09	(e)	10

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $19,378, $14,524, $359, $20,440, $17 and $15 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.04) and (0.37)%, $(0.14) and (1.12)%, $(0.08) and (0.62)%, $(0.01) and (0.12)%, $(0.01) and (0.12)% and $(0.02) and (0.12)% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

14                         Invesco Select Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2017 through April 30, 2018.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/17)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/18)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/18)	Expenses Paid During Period[2]
A	$1,000.00	$1,010.10	$5.08	$1,019.74	$5.11	1.02%
C	1,000.00	1,007.20	8.81	1,016.02	8.85	1.77
R	1,000.00	1,009.00	6.33	1,018.50	6.36	1.27
Y	1,000.00	1,011.90	3.84	1,020.98	3.86	0.77
R5	1,000.00	1,011.90	3.84	1,020.98	3.86	0.77
R6	1,000.00	1,011.90	3.84	1,020.98	3.86	0.77

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2017 through April 30, 2018, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15                         Invesco Select Opportunities Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your house-hold, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-06463 and 033-44611 Invesco Distributors, Inc. SOPP-SAR-1 06112018 1158

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the

Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of May 18, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 18, 2018, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 9, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 9, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 9, 2018

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.